   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 27, 1999

                                                               FILE NO. 2-76990
                                                               FILE NO. 811-3447
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933           / /
                        POST-EFFECTIVE AMENDMENT NO. 45       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940       / /
                                AMENDMENT NO. 47              /X/



                            ------------------------

                              SEI TAX EXEMPT TRUST
               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

     Richard W. Grant, Esquire            John H. Grady, Jr., Esquire
     Morgan, Lewis & Bockius LLP          Morgan, Lewis & Bockius LLP
     1701 Market Street                   1701 Market Street
     Philadelphia, Pennsylvania 19103     Philadelphia, Pennsylvania 19103

                            ------------------------

      Title of Securities Being Registered...Units of Beneficial Interest

                            ------------------------

  It is proposed that the filing will become effective (check appropriate box)


   / /     Immediately upon filing pursuant to paragraph (b), or
   /X/     On December 30, 1999, pursuant to paragraph (b), or
   / /     60 days after filing pursuant to paragraph (a), or
   / /     On [date] pursuant to paragraph (a) of Rule 485


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              SEI
              TAX
              EXEMPT
              TRUST
                                 CLASS B SHARES
                                 CLASS C SHARES



                                   PROSPECTUS
                               DECEMBER 31, 1999



        ----------------------------------------------------------------

                           CALIFORNIA TAX EXEMPT FUND
                          INSTITUTIONAL TAX FREE FUND
           ---------------------------------------------------------

                                    ADVISER
                          WEISS, PECK & GREER, L.L.C.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
      OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class B and Class C Shares of the California Tax Exempt Fund and the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:



     CALIFORNIA TAX EXEMPT FUND...........................................4
     INSTITUTIONAL TAX FREE FUND..........................................6
     THE FUNDS' OTHER INVESTMENTS.........................................8
     THE INVESTMENT ADVISER...............................................8
     PURCHASING AND SELLING FUND SHARES...................................8
     DIVIDENDS AND DISTRIBUTIONS.........................................10
     TAXES...............................................................10
     FINANCIAL HIGHLIGHTS................................................11
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover



--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Funds invest primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.


Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 3


                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way that it believes will help the Funds achieve their goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


ALTHOUGH THE FUNDS ARE MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

4 PROSPECTUS

CALIFORNIA TAX EXEMPT FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    and California personal income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term California municipal money
                                                    market securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The California Tax Exempt Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and California income taxes. The principal issuers of these securities are state and local governments and agencies located in California, as well as Puerto Rico and other U.S. territories and possessions.



The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?



An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes, and to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of California municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of California municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Fund. In addition, actual or perceived credit-worthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                      CALIFORNIA TAX EXEMPT FUND


PERFORMANCE INFORMATION



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years. Since Class A Shares are invested in the same portfolio of securities, returns for Class B and Class C shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.*



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991 4.44%
1992 2.89%
1993 2.26%
1994 2.68%
1995 3.60%
1996 3.28%
1997 3.36%
1998 3.02%




  BEST QUARTER                                                          WORST QUARTER
                        1.15%                                               0.50%
                      (3/31/91)                                           (3/31/94)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS 2.03%.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.



                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND- CLASS A
  SHARES                             3.02%    3.19%      3.39%*
---------------------------------------------------------------



* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS MAY 14, 1990. THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS JANUARY 27, 1999. AS OF SEPTEMBER 30, 1999, CLASS C SHARES OF THE FUND WERE NOT YET OPEN TO INVESTORS.

Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)     CLASS B SHARES CLASS C SHARES
Investment Advisory Fees                        0.04%          0.04%
Distribution (12b-1) Fees                        None           None
Other Expenses                                  0.56%          0.76%
                                           ----------     ----------
Total Annual Fund Operating Expenses            0.60%*         0.80%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:


CALIFORNIA TAX EXEMPT FUND -- CLASS B SHARES                0.58%
CALIFORNIA TAX EXEMPT FUND -- CLASS C SHARES                0.78%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
California Tax Exempt Fund --
  Class B Shares                 $61     $192     $335      $750
California Tax Exempt Fund --
  Class C Shares                 $82     $255     $444      $990

6 PROSPECTUS

INSTITUTIONAL TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    income taxes.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term tax-exempt money market
                                                    securities.

------------------------------------------------------------------------

INVESTMENT STRATEGY


The Institutional Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local government agencies located in all fifty states, Puerto Rico, and other U.S. territories and possessions.



The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


State and local governments rely on taxes, and to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the credit-worthiness of California municipal issuers may reduce the value of the Fund's holdings.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

                                                                    PROSPECTUS 7

                                                     INSTITUTIONAL TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for eight years.*



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991 4.36%
1992 2.79%
1993 2.17%
1994 2.51%
1995 3.52%
1996 3.08%
1997 3.21%
1998 3.02%




  BEST QUARTER                                                          WORST QUARTER
                        1.16%                                               0.49%
                      (3/31/91)                                           (3/31/94)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS 2.02%.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.



                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND --
  CLASS B SHARES                     3.02%    3.07%      3.14%*
---------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND --
  CLASS C SHARES                     2.81%      N/A      2.94%**
---------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS OCTOBER 15, 1990.
** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS SEPTEMBER 11, 1995. Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)     CLASS B SHARES CLASS C SHARES
Investment Advisory Fees                        0.04%          0.04%
Distribution (12b-1) Fees                        None           None
Other Expenses                                  0.69%          0.89%
                                           ----------     ----------
Total Annual Fund Operating Expenses            0.73%*         0.93%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:



INSTITUTIONAL TAX FREE FUND -- CLASS B SHARES               0.63%
INSTITUTIONAL TAX FREE FUND -- CLASS C SHARES               0.83%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Institutional Tax Free Fund --
  Class B Shares                 $75     $233     $406     $  906
Institutional Tax Free Fund --
  Class C Shares                 $95     $296     $515     $1,143

8 PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS


This prospectus describes the Funds' primary investment strategies. The Funds may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Funds' objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Weiss, Peck & Greer, L.L.C. ("WPG"), a wholly owned subsidiary of Robeco Group, serves as the Adviser to the Funds. As of August 31, 1999, WPG had approximately $16.5 billion in assets under management. For the fiscal year ended August 31, 1999, WPG received advisory fees of:


California Tax Exempt Fund                           0.04%
Institutional Tax Free Fund                          0.04%


Janet Fiorenza, a portfolio manager at WPG, has managed the Funds since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She manages the California Tax Exempt, Tax Free, Pennsylvania Tax Free, Institutional Tax Free and Ohio Tax Free Funds. She has more than 19 years of investment experience.


PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class B and Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.

                                                                    PROSPECTUS 9

                                   MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The California Tax Exempt and Institutional Tax-Free Funds' NAV is calculated once each Business Day at 2:00 p.m. and 3:00 p.m., Eastern time, respectively. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds (or their authorized intermediaries) must receive your purchase order and federal funds (readily available funds) before the Funds calculate their NAV.


HOW THE FUNDS CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.



The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds expect their NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.


HOW TO SELL YOUR FUND SHARES


If you hold Class B and Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts with your financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. Generally, the California Tax Exempt Fund and Institutional Tax Free Fund must receive your redemption request before 2:00 p.m. and 1:30 p.m. Eastern time, respectively. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale the following Business Day after they receive your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

10 PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B and Class C Shares.

For Class B and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% or 0.25%, respectively.

DIVIDENDS AND DISTRIBUTIONS


The Funds declare dividends daily and distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.



The Funds will distribute substantially all of their income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary interest rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Funds intend to distribute federally tax-exempt income. The Funds also intend to distribute income that is exempt from California state and local income taxes. The Funds may invest a portion of their assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Funds may be taxable.


The Funds are not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as they qualify as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                                                                   PROSPECTUS 11

                                                            FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B and C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                                           NET REALIZED
                                                                                                                AND
                                                  INVESTMENT                                                UNREALIZED
                                       NET ASSET  ACTIVITIES               DISTRIBUTIONS                  GAIN (LOSS) ON
                                        VALUE,       NET         NET            NET                         INVESTMENTS
                                       BEGINNING  INVESTMENT  INVESTMENT     REALIZED          TOTAL        AND CAPITAL
                                       OF PERIOD    INCOME      INCOME         GAIN        DISTRIBUTIONS   TRANSACTIONS
                                       ---------  ----------  ----------  ---------------  -------------  ---------------
  ----------------------------
  CALIFORNIA TAX EXEMPT FUND
  ------------------------
    CLASS B
      1999(1)........................   $  1.00    $  0.014   $  (0.014)         --         $   (0.014)          --
  ----------------------------
  INSTITUTIONAL TAX FREE FUND
  ------------------------
    CLASS B
      1999...........................   $  1.00    $  0.027   $  (0.027)         --         $   (0.027)          --
      1998...........................      1.00       0.031      (0.031)         --             (0.031)          --
      1997...........................      1.00       0.031      (0.031)         --             (0.031)          --
      1996...........................      1.00       0.032      (0.032)         --             (0.032)          --
      1995...........................      1.00       0.033      (0.033)         --             (0.033)          --
    CLASS C
      1999...........................   $  1.00    $  0.025   $  (0.025)         --         $   (0.025)          --
      1998...........................      1.00       0.029      (0.029)         --             (0.029)          --
      1997...........................      1.00       0.029      (0.029)         --             (0.029)          --
      1996(2)........................      1.00       0.029      (0.029)         --             (0.029)          --

                                                                                                       RATIO OF
                                                                                RATIO                    NET
                                                                                  OF                  INVESTMENT
                                        NET                                    EXPENSES    RATIO OF   INCOME TO
                                       ASSET              NET                 TO AVERAGE     NET       AVERAGE
                                       VALUE,           ASSETS,    RATIO OF   NET ASSETS  INVESTMENT  NET ASSETS
                                        END               END      EXPENSES   EXCLUDING   INCOME TO   EXCLUDING
                                         OF    TOTAL   OF PERIOD  TO AVERAGE     FEE       AVERAGE       FEE
                                       PERIOD  RETURN    (000)    NET ASSETS   WAIVERS    NET ASSETS   WAIVERS
                                       ------  ------  ---------  ----------  ----------  ----------  ----------
  ----------------------------
  CALIFORNIA TAX EXEMPT FUND
  ------------------------
    CLASS B
      1999(1)........................  $1.00   1.43%   $    508      0.58%*      0.60%*      2.42%*      2.40%*
  ----------------------------
  INSTITUTIONAL TAX FREE FUND
  ------------------------
    CLASS B
      1999...........................  $1.00   2.78%   $ 57,310      0.63%       0.73%       2.74%       2.64%
      1998...........................   1.00    3.15     95,004       0.63        0.73        3.06        2.96
      1997...........................   1.00    3.13     34,783       0.63        0.73        3.10        3.00
      1996...........................   1.00    3.21     14,156       0.63        0.80        3.16        2.99
      1995...........................   1.00    3.39     15,084       0.63        0.82        3.32        3.13
    CLASS C
      1999...........................  $1.00   2.57%   $ 38,022      0.83%       0.93%       2.52%       2.42%
      1998...........................   1.00    2.94     22,676       0.83        0.93        2.89        2.79
      1997...........................   1.00    2.93      9,382       0.83        0.95        2.85        2.73
      1996(2)........................   1.00    2.92     19,208       0.83*       0.96*       2.89*       2.76*



Amounts designated as "--" are either $0 or have been rounded to $0.


* Annualized.


(1) The California Tax Exempt Fund -- Class B commenced operations on January 27, 1999.


(2) The Institutional Tax Free Fund--Class C commenced operations on September 11, 1995.

SEI Tax
      Exempt Trust

INVESTMENT ADVISER

Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, New York 10004

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated December 31, 1999, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3447.

              SEI
              TAX
              EXEMPT
              TRUST
                                 CLASS A SHARES


                                   PROSPECTUS
                               DECEMBER 31, 1999


           ---------------------------------------------------------

                        INTERMEDIATE-TERM MUNICIPAL FUND
                         CALIFORNIA MUNICIPAL BOND FUND
                       MASSACHUSETTS MUNICIPAL BOND FUND
                         NEW JERSEY MUNICIPAL BOND FUND
                          NEW YORK MUNICIPAL BOND FUND
                        PENNSYLVANIA MUNICIPAL BOND FUND
           ---------------------------------------------------------


                              INVESTMENT ADVISERS
                     SEI INVESTMENTS MANAGEMENT CORPORATION
                         DEUTSCHE ASSET MANAGEMENT INC.


                                  SUB-ADVISERS
                          STANDISH, AYER & WOOD, INC.
                           VAN KAMPEN MANAGEMENT INC.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
      OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:


     INTERMEDIATE-TERM MUNICIPAL FUND.....................................4
     CALIFORNIA MUNICIPAL BOND FUND.......................................6
     MASSACHUSETTS MUNICIPAL BOND FUND....................................8
     NEW JERSEY MUNICIPAL BOND FUND......................................10
     NEW YORK MUNICIPAL BOND FUND........................................12
     PENNSYLVANIA MUNICIPAL BOND FUND....................................14
     THE FUNDS' OTHER INVESTMENTS........................................16
     THE INVESTMENT ADVISERS AND SUB-ADVISERS............................16
     PURCHASING AND SELLING FUND SHARES..................................17
     DIVIDENDS AND DISTRIBUTIONS.........................................19
     TAXES...............................................................19
     FINANCIAL HIGHLIGHTS................................................20
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

Each of the Funds invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.


Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 3


                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way that it believes will help the Fund achieve its goal. For certain Funds, SEI Investments Management Corporation (SIMC) and a specialist Sub-Adviser manage the Funds' assets. SIMC acts as "manager of managers" for these Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Advisers and Sub-Advisers (the "Advisers") make judgements about the economy, but these judgements may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


The value of your investment in the Funds is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect the securities market generally, as well as those that affect particular governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund's holdings are diversified.

4 PROSPECTUS

INTERMEDIATE-TERM MUNICIPAL FUND

FUND SUMMARY

INVESTMENT GOAL                                     The highest level of income exempt from Federal
                                                    income tax consistent with the preservation of
                                                    capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    municipal securities, the Fund invests in
                                                    investment grade municipal securities

------------------------------------------------------------------------


INVESTMENT STRATEGY



The Intermediate-Term Municipal Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal income tax. The issuers of these securities are state and local governments and agencies located in all fifty states, Puerto Rico and other U.S. territories and possessions.



The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its views on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax, or in taxable municipal securities.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that its market segment, tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.


State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.



Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

                                                                    PROSPECTUS 5

                                                INTERMEDIATE-TERM MUNICIPAL FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years.*



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 6.86%
1991 8.65%
1992 7.30%
1993 8.79%
1994 -3.05%
1995 12.70%
1996 3.94%
1997 7.76%
1998 5.59%




  BEST QUARTER                                                          WORST QUARTER
                        4.81%                                               -4.18%
                      (3/31/95)                                           (3/31/94)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS -0.67%.



This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Lehman Brothers 5-Year G.O. Index.



                                                        SINCE
                                                      INCEPTION
                                     1 YEAR  5 YEARS  (9/5/89)
---------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
  CLASS A SHARES                     5.59%    5.26%      6.40%
---------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR G.O. INDEX*   5.85%    5.36%      6.94%**
---------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR G.O. INDEX IS A WIDELY RECOGNIZED INDEX CONSISTING OF GENERAL OBLIGATION BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.

** THE INCEPTION DATE FOR THE INDEX IS SEPTEMBER 30, 1989.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)               CLASS A SHARES
Investment Advisory Fees                                  0.33%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.54%
                                                     ----------
Total Annual Fund Operating Expenses                      0.87%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:



INTERMEDIATE-TERM MUNICIPAL FUND -- CLASS A SHARES 0.60%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Intermediate-Term Municipal
  Fund -- Class A Shares         $89     $278     $482     $1,073

6 PROSPECTUS

CALIFORNIA MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                     The highest level of current income exempt from
                                                    Federal and California income taxes consistent
                                                    with the preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    municipal securities, the Fund invests in
                                                    investment grade municipal securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The California Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and California State income taxes. The principal issuers of these securities are state and local governments and agencies located in California, as well as Puerto Rico and other U.S. territories and possessions.



The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, California tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.


State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of California municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of California municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.



Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.



The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                    PROSPECTUS 7

                                                  CALIFORNIA MUNICIPAL BOND FUND

PERFORMANCE INFORMATION


The California Municipal Bond Fund commenced operations on August 19, 1998, and does not yet have a full calendar year of performance.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)               CLASS A SHARES
Investment Advisory Fees                                  0.33%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.57%
                                                     ----------
Total Annual Fund Operating Expenses                      0.90%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:



CALIFORNIA MUNICIPAL BOND FUND -- CLASS A SHARES   0.60%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
California Municipal Bond Fund -- Class A Shares               $92     $287     $498     $1,108

8 PROSPECTUS

MASSACHUSETTS MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                     The highest level of current income exempt from
                                                    Federal and Massachusetts income taxes while
                                                    preserving capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    Massachusetts municipal securities, the Fund
                                                    invests in investment grade municipal securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The Massachusetts Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and Massachusetts State income taxes. The principal issuers of these securities are state and local governments and agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.



The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, Massachusetts tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.


State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Massachusetts municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of Massachusetts municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.



Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.



The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                    PROSPECTUS 9

                                               MASSACHUSETTS MUNICIPAL BOND FUND

PERFORMANCE INFORMATION


The Massachusetts Municipal Bond Fund commenced operations on August 19, 1998, and does not yet have a full calendar year of performance.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)               CLASS A SHARES
Investment Advisory Fees                                  0.33%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.60%
                                                     ----------
Total Annual Fund Operating Expenses                      0.93%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:



MASSACHUSETTS MUNICIPAL BOND FUND -- CLASS A
SHARES                                             0.60%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Massachusetts Municipal Bond
  Fund -- Class A Shares         $95     $296     $515     $1,143

10 PROSPECTUS

NEW JERSEY MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                     The highest level of current income exempt from
                                                    Federal and New Jersey income taxes while
                                                    preserving capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    New Jersey municipal securities, the Fund invests
                                                    in investment grade municipal securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The New Jersey Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and New Jersey State income taxes. The principal issuers of these securities are state and local governments and agencies located in New Jersey, as well as Puerto Rico and other U.S. territories and possessions.



The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, New Jersey tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.


State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of New Jersey municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of New Jersey municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have as great a concentration in New Jersey municipal obligations.



Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.


The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                   PROSPECTUS 11

                                                  NEW JERSEY MUNICIPAL BOND FUND

PERFORMANCE INFORMATION


The New Jersey Municipal Bond Fund commenced operations on August 18, 1998, and does not yet have a full calendar year of performance.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)               CLASS A SHARES
Investment Advisory Fees                                  0.33%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.58%
                                                     ----------
Total Annual Fund Operating Expenses                      0.91%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:



NEW JERSEY MUNICIPAL BOND FUND -- CLASS A SHARES   0.60%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
New Jersey Municipal Bond Fund -- Class A Shares               $93     $290     $504     $1,120

12 PROSPECTUS

NEW YORK MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                     The highest level of current income exempt from
                                                    Federal and New York State and City income taxes
                                                    while preserving capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    New York municipal securities, the Fund invests in
                                                    investment grade municipal securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The New York Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and New York State and City income taxes. The principal issuers of these securities are state and local governments and agencies located in New York, as well as Puerto Rico and other U.S. territories and possessions.



The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest assets in securities subject to the alternative minimum tax or in taxable municipal securities.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, New York tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.


State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of New York municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of New York municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New York obligations than a mutual fund which does not have as great a concentration in New York municipal obligations.



Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.



The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                   PROSPECTUS 13

                                                    NEW YORK MUNICIPAL BOND FUND

PERFORMANCE INFORMATION


The New York Municipal Bond Fund commenced operations on August 18, 1998, and does not yet have a full calendar year of performance.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)               CLASS A SHARES
Investment Advisory Fees                                  0.33%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.59%
                                                     ----------
Total Annual Fund Operating Expenses                      0.92%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:



NEW YORK MUNICIPAL BOND FUND -- CLASS A SHARES     0.60%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
New York Municipal Bond Fund -- Class A Shares                 $94     $293     $509     $1,131

14 PROSPECTUS

PENNSYLVANIA MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                     Current income exempt from Federal and
                                                    Pennsylvania income taxes consistent with the
                                                    preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    Pennsylvania municipal securities, the Fund
                                                    invests in investment grade municipal securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The Pennsylvania Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and Pennsylvania State income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.



The Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, Pennsylvania tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.


State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Pennsylvania municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of Pennsylvania municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.



Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

                                                                   PROSPECTUS 15

                                                PENNSYLVANIA MUNICIPAL BOND FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for nine years.



Since Class B Shares are invested in the same portfolio of securities, returns for Class A Shares will be substantially similar to those of the Class B Shares, shown here, and will differ only to the extent that each class has different expenses.*



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 6.08%
1991 10.41%
1992 7.06%
1993 8.49%
1994 -1.97%
1995 11.22%
1996 4.33%
1997 8.02%
1998 5.61%




  BEST QUARTER                                                          WORST QUARTER
                        3.82%                                               -3.23%
                      (3/31/95)                                           (3/31/94)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS -0.74%.



This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Lehman Brothers 5-Year G.O. Index.



                                                           SINCE INCEPTION
                                     1 YEAR  5 YEARS          (8/14/89)
-------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
  CLASS B SHARES                     5.61%    5.35%                  6.56%*
-------------------------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR G.O. INDEX*   5.85%    5.36%                  6.88%**
-------------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR G.O. INDEX IS A WIDELY RECOGNIZED INDEX CONSISTING OF GENERAL OBLIGATION BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.


** THE INCEPTION DATE FOR THE INDEX IS AUGUST 31, 1989.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)               CLASS A SHARES
Investment Advisory Fees                                  0.20%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.63%
                                                     ----------
Total Annual Fund Operating Expenses                      0.83%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:



PENNSYLVANIA MUNICIPAL BOND FUND -- CLASS A SHARES 0.60%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Pennsylvania Municipal Bond
  Fund -- Class A Shares         $85     $265     $460     $1,025

16 PROSPECTUS


MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS



This prospectus describes the Funds' primary investment strategies. The Funds may invest in other securities, use other strategies, and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Funds' objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.


INVESTMENT ADVISERS


SIMC ACTS AS THE MANAGER OF MANAGERS OF THE INTERMEDIATE-TERM MUNICIPAL, CALIFORNIA MUNICIPAL BOND, MASSACHUSETTS MUNICIPAL BOND, NEW JERSEY MUNICIPAL BOND AND NEW YORK MUNICIPAL BOND FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THOSE FUNDS, SINCE IT ALLOCATES EACH FUND'S ASSETS TO THE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.


Each Investment Adviser or Sub-Adviser makes investment decisions for the Funds it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises the Advisers and Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).


SIMC, an SEC-registered adviser, serves as the Adviser to the Funds described below. As of October 31, 1999, SIMC had approximately $52.9 billion in assets under management. For the fiscal year ended August 31, 1999, SIMC received advisory fees of:


Intermediate-Term Municipal Fund                     0.33%
California Municipal Bond Fund                       0.33%
Massachusetts Municipal Bond Fund                    0.33%
New Jersey Municipal Bond Fund                       0.33%
New York Municipal Bond Fund                         0.33%


Deutsche Asset Management Inc. ("DAM") serves as the Adviser to the Pennsylvania Municipal Bond Fund. As of October 31, 1999, DAM had approximately $330 billion in assets under management. For the fiscal year ended August 31, 1999, DAM received advisory fees of:


Pennsylvania Municipal Bond Fund                     0.20%

                                                                   PROSPECTUS 17


                                   MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS


SUB-ADVISERS AND PORTFOLIO MANAGER(S)

INTERMEDIATE-TERM MUNICIPAL FUND

MASSACHUSETTS MUNICIPAL BOND FUND

NEW YORK MUNICIPAL BOND FUND


Standish, Ayer & Wood, Inc.: Standish, Ayer & Wood, Inc. ("SAW"), serves as the Sub-Adviser to the Intermediate-Term Municipal, Massachusetts Municipal Bond, and New York Municipal Bond Funds. As of October 31, 1999, SAW had approximately $43.7 billion in assets under management.


Raymond J. Kubiak, CFA, a portfolio manager at SAW, manages the Intermediate-Term Municipal, Massachusetts Municipal Bond and New York Municipal Bond Funds. Mr. Kubiak has been with SAW since 1988. He has more than 17 years of investment experience.


CALIFORNIA MUNICIPAL BOND FUND



NEW JERSEY MUNICIPAL BOND FUND



Van Kampen Management Inc.: Van Kampen Management Inc. ("Van Kampen"), serves as the Sub-Adviser to the California Municipal Bond and New Jersey Municipal Bond Funds. As of October 31, 1999, Van Kampen had approximately $67 billion in assets under management.



Joseph A. Piraro, a Vice President of Van Kampen, manages the California Municipal Bond Fund. Mr. Piraro has been with Van Kampen since 1992. He has more than 27 years of investment experience.



Timothy D. Haney, a Vice President of Van Kampen, manages the New Jersey Municipal Bond Fund. Mr. Haney has been with Van Kampen since 1988. He has more than 27 years of investment experience.


PENNSYLVANIA MUNICIPAL BOND FUND


Deutsche Asset Management Inc. David W. Baldt, a Director and Executive Vice President of DAM, manages the Pennsylvania Municipal Bond Fund. Mr. Baldt has been with DAM since 1989. He has more than 28 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).


Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire

18 PROSPECTUS


MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS



agent by the close of business on the day after the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. NAV for one Fund share is the value of that share's portion of all of the assets in the Fund. The Funds calculate NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). If you want to receive the current Business Day's NAV, generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.


HOW THE FUNDS CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.



In calculating NAV, the Funds generally value their portfolio securities at their market price. If market prices are unavailable or are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES

To purchase Class A Shares of the Funds for the first time, you must invest at least $100,000 in any such Fund. To purchase additional shares of the Funds, you must invest at least $1,000. The Funds may accept investments of smaller amounts at their discretion.

HOW TO SELL YOUR FUND SHARES


If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts with your financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale the following Business Day after they receive your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

                                                                   PROSPECTUS 19


                                   MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS


REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS AND DISTRIBUTIONS


Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.



The Funds will distribute substantially all of their income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary interest rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Funds intend to distribute federally tax-exempt income. The California, Massachusetts, New Jersey, New York, and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes. Each Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Funds may be taxable.


The Funds are not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as they qualify as regulated investment companies under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

20 PROSPECTUS


FINANCIAL HIGHLIGHTS



The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of each Fund's operation. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.



This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statement, appears in the Funds' annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI TAX EXEMPT TRUST


FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                                              NET
                                                                                                           REALIZED
                                                                                                              AND
                                                                                                          UNREALIZED
                                                INVESTMENT                                                GAIN (LOSS)       NET
                                     NET ASSET  ACTIVITIES               DISTRIBUTIONS                        ON           ASSET
                                      VALUE,       NET         NET            NET                         INVESTMENTS     VALUE,
                                     BEGINNING  INVESTMENT  INVESTMENT     REALIZED          TOTAL        AND CAPITAL       END
                                     OF PERIOD    INCOME      INCOME         GAIN        DISTRIBUTIONS   TRANSACTIONS    OF PERIOD
                                     ---------  ----------  ----------  ---------------  -------------  ---------------  ---------
------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
-------------------------------
  CLASS A
    1999                              $11.08      $0.44      $ (0.44)   $         (0.01)    $ (0.45)    $         (0.37)  $10.70
    1998                               10.77       0.46        (0.46)                --       (0.46)               0.31    11.08
    1997                               10.45       0.48        (0.48)                --       (0.48)               0.32    10.77
    1996                               10.59       0.49        (0.53)                --       (0.53)              (0.10)   10.45
    1995                               10.36       0.52        (0.52)                --       (0.52)               0.23    10.59
--------------------------------
CALIFORNIA MUNICIPAL BOND FUND
----------------------------
  CLASS A
    1999                              $10.07      $0.33      $ (0.33)   $         (0.02)    $ (0.35)    $         (0.09)  $ 9.96
    1998(1)                            10.00       0.01        (0.01)                --       (0.01)               0.07    10.07
--------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
---------------------------------
  CLASS A
    1999                              $10.05      $0.34      $ (0.34)   $            --     $ (0.34)    $         (0.33)  $ 9.72
    1998(2)                            10.00         --           --                 --          --                0.05    10.05
----------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------
  CLASS A
    1999                              $10.05      $0.32      $ (0.32)   $            --     $ (0.32)    $         (0.19)  $ 9.86
    1998(3)                            10.00       0.01        (0.01)                --       (0.01)               0.05    10.05
--------------------------------
NEW YORK MUNICIPAL BOND FUND
----------------------------
  CLASS A
    1999                              $10.05      $0.35      $ (0.35)   $            --     $ (0.35)    $         (0.28)  $ 9.77
    1998(4)                            10.00         --           --                 --          --                0.05    10.05
------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
-------------------------------
  CLASS A
    1999                              $10.75      $0.48      $ (0.48)   $         (0.05)    $ (0.53)    $         (0.41)  $10.29
    1998(5)                            10.72       0.01        (0.01)                --       (0.01)               0.03    10.75

                                                                                                 RATIO OF
                                                                                                   NET
                                                                         EXPENSES               INVESTMENT
                                                                            TO       RATIO OF   INCOME TO
                                                                         AVERAGE       NET       AVERAGE
                                                   NET       RATIO OF   NET ASSETS  INVESTMENT  NET ASSETS
                                               ASSETS, END   EXPENSES   EXCLUDING   INCOME TO   EXCLUDING   PORTFOLIO
                                      TOTAL     OF PERIOD   TO AVERAGE     FEE       AVERAGE       FEE      TURNOVER
                                      RETURN      (000)     NET ASSETS   WAIVERS    NET ASSETS   WAIVERS      RATE
                                     --------  -----------  ----------  ----------  ----------  ----------  ---------
-----------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
-------------------------------
  CLASS A
    1999                               0.67%     $647,240       0.60%       0.87%       4.03%       3.76%     30.25%
    1998                                7.20      516,324        0.60        0.88        4.23        3.95       8.98
    1997                                7.93      259,238        0.60        0.88        4.53        4.25      16.02
    1996                                3.76      134,563        0.59        0.66        4.66        4.59      40.66
    1995                                7.53       95,675        0.55        0.72        4.96        4.79      36.05
--------------------------------
CALIFORNIA MUNICIPAL BOND FUND
----------------------------
  CLASS A
    1999                               2.40%     $ 64,469       0.60%       0.90%       3.43%       3.13%    105.21%
    1998(1)                             0.78        2,158        0.60        0.87        2.73        2.46       0.00
-----------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
---------------------------------
  CLASS A
    1999                               0.07%     $ 17,840       0.60%       0.93%       3.57%       3.24%     13.76%
    1998(2)                             0.53        1,040        0.60        0.87        1.13        0.86      11.35
----------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------
  CLASS A
    1999                               1.29%     $ 24,513       0.60%       0.91%       3.26%       2.95%     25.41%
    1998(3)                             0.58        1,105        0.60        0.87        2.93        2.66       0.00
--------------------------------
NEW YORK MUNICIPAL BOND FUND
----------------------------
  CLASS A
    1999                               0.68%     $ 21,562       0.60%       0.92%       3.60%       3.28%     17.85%
    1998(4)                             0.55        1,375        0.60        0.87        2.27        2.00       0.92
-----------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
-------------------------------
  CLASS A
    1999                               0.65%     $ 18,785       0.60%       0.83%       4.53%       4.30%     16.64%
    1998(5)                             0.26          333        0.60        0.79        4.56        4.25      26.85



Amounts designated as "--" are either $0 or have been rounded to $0.


(1) The California Municipal Bond Fund--Class A commenced operations on August 19, 1998.


(2) The Massachusetts Municipal Bond Fund--Class A commenced operations on August 19, 1998.


(3) The New Jersey Municipal Bond Fund--Class A commenced operations on August 18, 1998.


(4) The New York Municipal Bond Fund--Class A commenced operations on August 18, 1998.


(5) The Pennsylvania Municipal Bond Fund--Class A commenced operations on August 25, 1998.

SEI Tax
      Exempt Trust

INVESTMENT ADVISERS

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456


Deutsche Asset Management Inc.
150 South Independence Square, West
Philadelphia, PA 19102


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated December 31, 1999, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3447.

              SEI
              TAX
              EXEMPT
              TRUST
                                 CLASS B SHARES


                                   PROSPECTUS
                               DECEMBER 31, 1999


           ---------------------------------------------------------

                        PENNSYLVANIA MUNICIPAL BOND FUND
           ---------------------------------------------------------


                                    ADVISER
                         DEUTSCHE ASSET MANAGEMENT INC.



    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
      OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class B Shares of the Pennsylvania Municipal Bond Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS............................4
     PERFORMANCE INFORMATION AND EXPENSES.................................5
     THE FUND'S OTHER INVESTMENTS.........................................6
     THE INVESTMENT ADVISER...............................................6
     PURCHASING AND SELLING FUND SHARES...................................6
     DIVIDENDS AND DISTRIBUTIONS..........................................8
     TAXES................................................................8
     FINANCIAL HIGHLIGHTS.................................................9
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.


Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 3


                                                         RISK/RETURN INFORMATION


The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser makes judgements about the economy, but these judgements may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that effect the securities markets generally, as well as those that affect particular governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund's holdings are diversified.

4 PROSPECTUS

PENNSYLVANIA MUNICIPAL BOND FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Current income exempt from Federal and
                                                    Pennsylvania income taxes consistent with the
                                                    preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    Pennsylvania municipal securities, the Fund
                                                    invests in investment grade municipal securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The Pennsylvania Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and Pennsylvania State income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.



The Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, Pennsylvania tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.


State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Pennsylvania municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of Pennsylvania municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.



Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

                                                                    PROSPECTUS 5

                                                PENNSYLVANIA MUNICIPAL BOND FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for nine years.*



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  6.08%
1991  10.41%
1992  7.06%
1993  8.49%
1994  -1.97%
1995  11.22%
1996  4.33%
1997  8.02%
1998  5.61%




  BEST QUARTER                                                          WORST QUARTER
                        3.82%                                               -3.23%
                      (3/31/95)                                           (3/31/94)



* THE PERFORMANCE INFORMATION SHOW ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS -0.74%.



This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Lehman Brothers 5-Year G.O. Index.



                                                           SINCE INCEPTION
                                     1 YEAR  5 YEARS          (8/14/89)
-------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND --
  CLASS B SHARES                     5.61%    5.35%                  6.56%
-------------------------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR G.O. INDEX*   5.85%    5.36%                  6.88%**
-------------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR G.O. INDEX IS A WIDELY RECOGNIZED INDEX CONSISTING OF GENERAL OBLIGATIONS BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.

** THE INCEPTION DATE FOR THE INDEX IS AUGUST 31, 1989.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)               CLASS B SHARES
Investment Advisory Fees                                 0.20%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.67%
                                                      --------
Total Annual Fund Operating Expenses                     0.87%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:



PENNSYLVANIA MUNICIPAL BOND FUND -- CLASS B SHARES 0.48%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fundwith the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Pennsylvania Municipal Bond
  Fund -- Class B Shares         $89     $278     $482     $1,073

6 PROSPECTUS


MORE INFORMATION ABOUT THE FUND'S INVESTMENTS



This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Deutsche Asset Management Inc. ("DAM") serves as the Adviser to the Pennsylvania Municipal Bond Fund. As of October 31, 1999, DAM had approximately $330 billion in assets under management. For the fiscal year ended August 31, 1999, DAM received advisory fees from the Pennsylvania Municipal Bond Fund of 0.20%.



David W. Baldt is a Director and Executive Vice President of DAM. Mr. Baldt has been with DAM since 1989. He has managed the Pennsylvania Municipal Bond Fund since July, 1995. He has more than 28 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class B Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).


Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

                                                                    PROSPECTUS 7


                                   MORE INFORMATION ABOUT THE FUND'S INVESTMENTS



The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. NAV for one Fund share is the value of that share's portion of all of the assets in the Fund. The Fund calculates NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). If you want to receive the current Business Day's NAV, generally the Fund must receive your purchase order before 4:00 p.m. Eastern time.


HOW THE FUND CALCULATES NAV


In calculating NAV, the Fund generally values its portfolio securities at their market price. If market prices are unavailable or are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


HOW TO SELL YOUR FUND SHARES


If you hold Class B Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts with your financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediaries) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale the following Business Day after it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares.

8 PROSPECTUS


MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


For Class B Shares, shareholder servicing fees and administrative service fees, as a percentage of average daily net assets, may be up to 0.25% and 0.05%, respectively.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary interest rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from state (and in some cases, local) income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.


The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                                                                    PROSPECTUS 9

                                                            FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.
SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                                                        NET
                                                                                                      REALIZED
                                                                                                        AND
                                                                                                     UNREALIZED
                                              INVESTMENT                                                GAIN         NET
                                   NET ASSET  ACTIVITIES              DISTRIBUTIONS                  (LOSS) ON      ASSET
                                    VALUE,       NET         NET           NET                      INVESTMENTS    VALUE,
                                   BEGINNING  INVESTMENT  INVESTMENT    REALIZED         TOTAL      AND CAPITAL    END OF
                                   OF PERIOD    INCOME      INCOME        GAIN       DISTRIBUTIONS  TRANSACTIONS   PERIOD
                                   ---------  ----------  ----------  -------------  -------------  ------------  ---------
-----------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
-------------------------------
  CLASS B
    1999.........................   $10.76      $0.49       $(0.49)      $(0.05)        $(0.54)        $(0.42)     $10.29
    1998.........................    10.58       0.52        (0.52)       (0.04)         (0.56)          0.22       10.76
    1997.........................    10.48       0.53        (0.53)       (0.19)         (0.72)          0.29       10.58
    1996.........................    10.66       0.55        (0.59)          --          (0.59)         (0.14)      10.48
    1995.........................    10.52       0.55        (0.55)          --          (0.55)          0.14       10.66

                                                                                                  RATIO OF
                                                                                                    NET
                                                                       RATIO OF                  INVESTMENT
                                                                       EXPENSES     RATIO OF     INCOME TO
                                                           RATIO OF   TO AVERAGE      NET         AVERAGE
                                                 NET       EXPENSES   NET ASSETS   INVESTMENT    NET ASSETS
                                             ASSETS, END      TO       EXCLUDING   INCOME TO     EXCLUDING     PORTFOLIO
                                    TOTAL     OF PERIOD    AVERAGE        FEE       AVERAGE         FEE        TURNOVER
                                    RETURN      (000)     NET ASSETS    WAIVERS    NET ASSETS     WAIVERS        RATE
                                   --------  -----------  ----------  -----------  ----------  --------------  ---------
---------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
-------------------------------
  CLASS B
    1999.........................    0.68%    $104,869        0.48%       0.87%        4.61%          4.22%      16.64%
    1998.........................     7.24     101,029         0.48        0.86         4.87           4.49       26.85
    1997.........................     8.08      98,079         0.48        0.86         5.08           4.70       34.48
    1996.........................     3.96      97,228         0.48        0.65         5.15           4.98       65.75
    1995.........................     6.81     104,094         0.48        0.72         5.21           4.97       22.62



Amounts designated as "--" are either $0 or have been rounded to $0.

SEI Tax
      Exempt Trust

INVESTMENT ADVISER


Deutsche Asset Management, Inc.
Public Ledger Building
150 South Independence Square, West
Philadelphia, PA 19102


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated December 31, 1999, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3447.

              SEI
              TAX
              EXEMPT
              TRUST
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES


                                   PROSPECTUS
                               DECEMBER 31, 1999


           ---------------------------------------------------------

                           CALIFORNIA TAX EXEMPT FUND
           ---------------------------------------------------------

                                    ADVISER
                          WEISS, PECK & GREER, L.L.C.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
      OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A, Class B, and Class C Shares of the California Tax Exempt Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS............................4
     PERFORMANCE INFORMATION AND EXPENSES.................................5
     THE FUND'S OTHER INVESTMENTS.........................................6
     THE INVESTMENT ADVISER...............................................6
     PURCHASING AND SELLING FUND SHARES...................................6
     DIVIDENDS AND DISTRIBUTIONS..........................................8
     TAXES................................................................8
     FINANCIAL HIGHLIGHTS.................................................9
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 3


                                                         RISK/RETURN INFORMATION


The California Tax Exempt Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

4 PROSPECTUS

CALIFORNIA TAX EXEMPT FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                    Preserving principal and maintaining liquidity while
                                   providing current income exempt from Federal and California personal income taxes
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Very low
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing an adviser experienced in selecting municipal
                                   securities, the Fund invests in high quality, short-term
                                   California municipal money market securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The California Tax Exempt Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and California income taxes. The principal issuers of these securities are state and local governments and agencies located in California, as well as Puerto Rico and other U.S. territories and possessions.



The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?



An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of California municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of California municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the credit-worthiness of California municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                      CALIFORNIA TAX EXEMPT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years.*



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991 4.44%
1992 2.89%
1993 2.26%
1994 2.68%
1995 3.60%
1996 3.28%
1997 3.36%
1998 3.02%




  BEST QUARTER            WORST QUARTER
          1.15%               0.50%
        (3/31/91)           (3/31/94)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS 2.03%. THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.



                          1 YEAR     5 YEARS     SINCE INCEPTION
----------------------------------------------------------------
CALIFORNIA TAX EXEMPT
  FUND -- CLASS A
  SHARES                  3.02%       3.19%           3.39%*
----------------------------------------------------------------



* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS MAY 14, 1990. THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS JANUARY 27, 1999. AS OF DECEMBER 31, 1999, CLASS C SHARES OF THE FUND WERE NOT YET OPEN TO INVESTORS.


Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
------------------------------------------------------------------------

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


                                           CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
Investment Advisory Fees                        0.04%           0.04%           0.04%
Distribution (12b-1) Fees                        None            None            None
Other Expenses                                  0.51%           0.56%           0.76%
                                               ------          ------          ------
Total Annual Fund Operating Expenses            0.55%*          0.60%*          0.80%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:



CALIFORNIA TAX EXEMPT FUND -- CLASS A SHARES       0.28%
CALIFORNIA TAX EXEMPT FUND -- CLASS B SHARES       0.58%
CALIFORNIA TAX EXEMPT FUND -- CLASS C SHARES       0.78%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
California Tax Exempt Fund -- Class A Shares        $56        $176       $307       $689
California Tax Exempt Fund -- Class B Shares        $61        $192       $335       $750
California Tax Exempt Fund -- Class C Shares        $82        $255       $444       $990

6 PROSPECTUS


MORE INFORMATION ABOUT THE FUND'S INVESTMENTS



This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).


The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Weiss, Peck & Greer, L.L.C. ("WPG"), a wholly owned subsidiary of Robeco Group, serves as the Adviser to the California Tax Exempt Fund. As of August 31, 1999, WPG had approximately $16.5 billion in assets under management. For the fiscal year ended August 31, 1999, WPG received advisory fees from the California Tax Exempt Fund of 0.04%.



Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She manages the California Tax Exempt, Tax Free, Pennsylvania Tax Free, Institutional Tax Free and Ohio Tax Free Funds. She has more than 19 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class A, Class B, and Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

                                                                    PROSPECTUS 7


                                   MORE INFORMATION ABOUT THE FUND'S INVESTMENTS



Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The Fund's NAV is calculated once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.



The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.


HOW TO SELL YOUR FUND SHARES


If you hold Fund Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts with your financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before the time that NAV is determined (usually 2:00 p.m. Eastern time). The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale the following Business Day after it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not

8 PROSPECTUS


MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A, Class B, and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.

For Class B and C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.



The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary interest rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from California state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.


The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                                                                    PROSPECTUS 9

                                                            FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A and Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.
SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                                                  NET
                                                                                                REALIZED
                                                                                                  AND
                                                                                               UNREALIZED     NET
                                    INVESTMENT                                                GAIN (LOSS)    ASSET
                        NET ASSET   ACTIVITIES                DISTRIBUTIONS                        ON        VALUE,
                         VALUE,        NET          NET            NET                        INVESTMENTS     END
                        BEGINNING   INVESTMENT   INVESTMENT     REALIZED          TOTAL       AND CAPITAL      OF     TOTAL
                        OF PERIOD     INCOME       INCOME         GAIN        DISTRIBUTIONS   TRANSACTIONS   PERIOD   RETURN
                        ---------   ----------   ----------   -------------   -------------   ------------   ------   ------
----------------------------
CALIFORNIA TAX EXEMPT FUND
------------------------
  CLASS A
    1999                  $1.00       $0.027       $(0.027)          --          $(0.027)            --      $1.00      2.78%
    1998                   1.00        0.032        (0.032)          --           (0.032)            --       1.00      3.20
    1997                   1.00        0.033        (0.033)          --           (0.033)            --       1.00      3.30
    1996                   1.00        0.034        (0.034)          --           (0.034)            --       1.00      3.41
    1995                   1.00        0.033        (0.033)          --           (0.033)            --       1.00      3.49
  CLASS B
    1999(1)               $1.00       $0.014       $(0.014)          --          $(0.014)            --      $1.00      1.43%

                                                                              RATIO OF
                                                     RATIO                      NET
                                                       OF                    INVESTMENT
                                                    EXPENSES     RATIO OF    INCOME TO
                                                   TO AVERAGE      NET        AVERAGE
                            NET        RATIO OF    NET ASSETS   INVESTMENT   NET ASSETS
                        ASSETS, END    EXPENSES    EXCLUDING    INCOME TO    EXCLUDING
                         OF PERIOD    TO AVERAGE      FEE        AVERAGE        FEE
                           (000)      NET ASSETS    WAIVERS     NET ASSETS    WAIVERS
                        -----------   ----------   ----------   ----------   ----------
----------------------
CALIFORNIA TAX EXEMPT
----------------------
  CLASS A
    1999                  $22,356         0.28%        0.56%        2.70%        2.42%
    1998                   39,508         0.28         0.55         3.17         2.90
    1997                   51,314         0.28         0.57         3.26         2.97
    1996                   44,729         0.28         0.36         3.33         3.25
    1995                   30,921         0.28         0.42         3.43         3.29
  CLASS B
    1999(1)               $   508         0.58%*       0.60%*       2.42%*       2.40%*



Amounts designated as "--" are either $0 or have been rounded to $0.


* Annualized.


(1) The California Tax Exempt Fund -- Class B commenced operations on January 27, 1999.

SEI Tax
      Exempt Trust

INVESTMENT ADVISER

Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY 10004

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated December 31, 1999, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:

One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3447.

              SEI
              TAX
              EXEMPT
              TRUST
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES


                                   PROSPECTUS
                               DECEMBER 31, 1999


           ---------------------------------------------------------

                               OHIO TAX FREE FUND
           ---------------------------------------------------------

                                    ADVISER
                          WEISS, PECK & GREER, L.L.C.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
      OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A, Class B, and Class C Shares of the Ohio Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS............................4
     PERFORMANCE INFORMATION AND EXPENSES.................................5
     THE FUND'S OTHER INVESTMENTS.........................................6
     THE INVESTMENT ADVISER...............................................6
     PURCHASING AND SELLING FUND SHARES...................................6
     DIVIDENDS AND DISTRIBUTIONS..........................................8
     TAXES................................................................8
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.


Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 3


                                                         RISK/RETURN INFORMATION


The Ohio Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

4 PROSPECTUS

OHIO TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                    Preserving capital and maintaining liquidity while providing a high level of current income exempt from Federal and Ohio
                                   State personal income taxes
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Very low
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing an adviser experienced in selecting municipal
                                   securities, the Fund invests in high quality, short-term
                                   Ohio municipal money market securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The Ohio Tax Free Fund invests substantially all of its assets in municipal money market securities that pay interest that is exempt from Federal and Ohio income taxes. The principal issuers of these securities are state and local governments and agencies located in Ohio, as well as Puerto Rico and other U.S. territories and possessions.



The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?



An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of Ohio municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of Ohio municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the creditworthiness of Ohio municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Ohio obligations than a mutual fund which does not have as great a concentration in Ohio municipal obligations.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                              OHIO TAX FREE FUND

PERFORMANCE INFORMATION


As of December 31, 1999, the Ohio Tax Free Fund had not commenced operations and did not have a performance history.


------------------------------------------------------------------------

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES             CLASS A   CLASS B   CLASS C
(EXPENSES DEDUCTED FROM FUND ASSETS)        SHARES    SHARES    SHARES
Investment Advisory Fees                      0.04%     0.04%     0.04%
Distribution (12b-1) Fees                      None      None      None
Other Expenses                                0.67%     0.72%     0.92%
                                           --------  --------  --------
Total Annual Fund Operating Expenses          0.71%*    0.76%*    0.96%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR WILL EACH VOLUNTARILY WAIVE A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:



OHIO TAX FREE FUND -- CLASS A SHARES                          0.35%
OHIO TAX FREE FUND -- CLASS B SHARES                          0.65%
OHIO TAX FREE FUND -- CLASS C SHARES                          0.85%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                   1 YEAR    3 YEARS
Ohio Tax Free Fund -- Class A Shares                $73        $227
Ohio Tax Free Fund -- Class B Shares                $78        $243
Ohio Tax Free Fund -- Class C Shares                $98        $306

6 PROSPECTUS


MORE INFORMATION ABOUT THE FUND'S INVESTMENTS



This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



Weiss, Peck & Greer, L.L.C. ("WPG"), a wholly owned subsidiary of Robeco Group, serves as the Adviser to the Ohio Tax Free Fund. As of August 31, 1999, WPG had approximately $16.5 billion in assets under management. WPG has entered into a contractual agreement whereby it will receive advisory fees from the Ohio Tax Free Fund of 0.04%. As of December 31, 1999, the Fund had not yet opened to investors.



Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She manages the California Tax Exempt, Tax Free, Pennsylvania Tax Free, Institutional Tax Free and Ohio Tax Free Funds. She has more than 19 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class A, Class B, and Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

                                                                    PROSPECTUS 7


                                   MORE INFORMATION ABOUT THE FUND'S INVESTMENTS



Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The Fund's NAV is calculated once each Business Day at 4:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.



The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.


HOW TO SELL YOUR FUND SHARES


If you hold Fund Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts with your financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before the time that NAV is determined (usually 4:00 p.m. Eastern time). The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale the following Business Day after it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not

8 PROSPECTUS


MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A, Class B, and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.

For Class B and C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.



The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary interest rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from Ohio state and local income taxes. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.


The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

SEI Tax
      Exempt Trust

INVESTMENT ADVISER

Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY 10004

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated December 31, 1999, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------


These reports will list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports will also contain detailed financial information about the Fund.


TO OBTAIN MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3447.

              SEI
              TAX
              EXEMPT
              TRUST
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES


                                   PROSPECTUS
                               DECEMBER 31, 1999


           ---------------------------------------------------------

                           PENNSYLVANIA TAX FREE FUND
           ---------------------------------------------------------

                                    ADVISER
                          WEISS, PECK & GREER, L.L.C.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
      OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A, Class B, and Class C Shares of the Pennsylvania Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS............................4
     PERFORMANCE INFORMATION AND EXPENSES.................................5
     THE FUND'S OTHER INVESTMENTS.........................................6
     THE INVESTMENT ADVISER...............................................6
     PURCHASING AND SELLING FUND SHARES...................................6
     DIVIDENDS AND DISTRIBUTIONS..........................................8
     TAXES................................................................8
     FINANCIAL HIGHLIGHTS.................................................9
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.


Generally, the income from municipal securities is exempt from Federal income taxes, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 3


                                                         RISK/RETURN INFORMATION


The Pennsylvania Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

4 PROSPECTUS

PENNSYLVANIA TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving capital while providing current income
                                                    exempt from Federal and Pennsylvania State
                                                    personal income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term Pennsylvania municipal money
                                                    market securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The Pennsylvania Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and Pennsylvania income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.



The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?



An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of Pennsylvania municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of Pennsylvania municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the credit-worthiness of Pennsylvania municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                      PENNSYLVANIA TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years.*



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995  3.74%
1996  3.26%
1997  3.46%
1998  3.29%




  BEST QUARTER                                                          WORST QUARTER
                        0.98%                                               0.78%
                      (6/30/95)                                           (3/31/97)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS 2.28%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1998.



                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
PENNSYLVANIA TAX FREE FUND -- CLASS A
  SHARES                                  3.29%           3.30%*
-----------------------------------------------------------------



* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS JANUARY 21, 1994. AS OF DECEMBER 31, 1999, CLASS B AND CLASS C SHARES OF THE FUND WERE NOT OPEN TO INVESTORS.


Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS) CLASS A SHARES CLASS B SHARES CLASS C SHARES
Investment Advisory Fees                    0.04%          0.04%          0.04%
Distribution (12b-1) Fees                    None           None           None
Other Expenses                              0.65%          0.70%          0.90%
                                       ----------     ----------     ----------
Total Annual Fund Operating Expenses        0.69%*         0.74%*         0.94%*



** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:



PENNSYLVANIA TAX FREE FUND -- CLASS A SHARES       0.35%
PENNSYLVANIA TAX FREE FUND -- CLASS B SHARES       0.65%
PENNSYLVANIA TAX FREE FUND -- CLASS C SHARES       0.85%


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Pennsylvania Tax Free Fund --
  Class A Shares                 $70     $221     $384     $  859
Pennsylvania Tax Free Fund --
  Class B Shares                 $76     $237     $411     $  918
Pennsylvania Tax Free Fund --
  Class C Shares                 $96     $300     $520     $1,155

6 PROSPECTUS


MORE INFORMATION ABOUT THE FUND'S INVESTMENTS



This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



Weiss, Peck & Greer, L.L.C. ("WPG"), a wholly owned subsidiary of Robeco Group, serves as the Adviser to the Pennsylvania Tax Free Fund. As of August 31, 1999, WPG had approximately $16.5 billion in assets under management. For the fiscal year ended August 31, 1999, WPG received advisory fees from the Pennsylvania Tax Free Fund of 0.04%.



Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since its inception. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 19 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class A, Class B, or Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

                                                                    PROSPECTUS 7


                                   MORE INFORMATION ABOUT THE FUND'S INVESTMENTS



Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The Fund's NAV is calculated once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.



The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.


HOW TO SELL YOUR FUND SHARES


If you hold Fund Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts with your financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before 1:30 p.m. Eastern time. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale the following Business Day after it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not

8 PROSPECTUS


MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A, Class B, or Class C Shares.

For Class A, Class B, and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.

For Class B and C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.



The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary interest rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from Pennsylvania state and local income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.


The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                                                                    PROSPECTUS 9

                                                            FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.
SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                                   NET REALIZED
                                                                                                        AND          NET
                                           INVESTMENT                                               UNREALIZED      ASSET
                                NET ASSET  ACTIVITIES              DISTRIBUTIONS                  GAIN (LOSS) ON    VALUE,
                                 VALUE,       NET         NET           NET                         INVESTMENTS      END
                                BEGINNING  INVESTMENT  INVESTMENT    REALIZED         TOTAL         AND CAPITAL       OF     TOTAL
                                OF PERIOD    INCOME      INCOME        GAIN       DISTRIBUTIONS    TRANSACTIONS     PERIOD  RETURN
                                ---------  ----------  ----------  -------------  -------------  -----------------  ------  -------
----------------------------
PENNSYLVANIA TAX FREE FUND
------------------------
  CLASS A
    1999......................    $1.00      $0.030     $(0.030)            --       $(0.030)                   --  $1.00    3.10%
    1998......................     1.00       0.034      (0.034)            --        (0.034)                   --   1.00     3.41
    1997......................     1.00       0.033      (0.033)            --        (0.033)                   --   1.00     3.39
    1996......................     1.00       0.034      (0.034)            --        (0.034)                   --   1.00     3.40
    1995......................     1.00       0.035      (0.035)            --        (0.035)                   --   1.00     3.60

                                                       RATIO
                                                        OF                   RATIO OF
                                                     EXPENSES                  NET
                                                        TO                  INVESTMENT
                                           RATIO OF   AVERAGE    RATIO OF   INCOME TO
                                   NET     EXPENSES     NET        NET       AVERAGE
                                 ASSETS,      TO      ASSETS    INVESTMENT  NET ASSETS
                                   END     AVERAGE   EXCLUDING  INCOME TO   EXCLUDING
                                OF PERIOD    NET        FEE      AVERAGE       FEE
                                  (000)     ASSETS    WAIVERS   NET ASSETS   WAIVERS
                                ---------  --------  ---------  ----------  ----------
----------------------------
PENNSYLVANIA TAX FREE FUND
------------------------
  CLASS A
    1999......................   $34,098     0.35%      0.69%       3.04%       2.70%
    1998......................    50,068      0.35       0.68        3.36        3.03
    1997......................    49,563      0.35       0.71        3.33        2.97
    1996......................    42,971      0.35       0.49        3.33        3.19
    1995......................    26,058      0.35       0.51        3.54        3.38


Amounts designated as "--" are either $0 or have been rounded to $0.

SEI Tax
      Exempt Trust

INVESTMENT ADVISER

Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY 10004

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated December 31, 1999, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section,
Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3447.

              SEI
              TAX
              EXEMPT
              TRUST
                                 CLASS A SHARES
                                 CLASS B SHARES


                                   PROSPECTUS
                               DECEMBER 31, 1999


           ---------------------------------------------------------

                          INSTITUTIONAL TAX FREE FUND
           ---------------------------------------------------------

                                    ADVISER
                          WEISS, PECK & GREER, L.L.C.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
      OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A and Class B Shares of the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS............................4
     PERFORMANCE INFORMATION AND EXPENSES.................................5
     THE FUND'S OTHER INVESTMENTS.........................................6
     THE INVESTMENT ADVISER...............................................6
     PURCHASING AND SELLING FUND SHARES...................................6
     DIVIDENDS AND DISTRIBUTIONS..........................................8
     TAXES................................................................8
     FINANCIAL HIGHLIGHTS.................................................9
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.


Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 3


                                                         RISK/RETURN INFORMATION


The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

4 PROSPECTUS

INSTITUTIONAL TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term tax-exempt money market
                                                    securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The Institutional Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local government agencies located in all fifty states, Puerto Rico, and other U.S. territories and possessions.



The Adviser purchases liquid securities with appropriate maturities, that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?



An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the credit-worthiness of municipal issuers may reduce the value of the Fund's holdings.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                     INSTITUTIONAL TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*




EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989 6.12%
1990 5.89%
1991 4.68%
1992 3.09%
1993 2.48%
1994 2.81%
1995 3.83%
1996 3.39%
1997 3.51%
1998 3.33%




  BEST QUARTER                                                          WORST QUARTER
                        1.63%                                               0.57%
                      (6/30/89)                                           (3/31/94)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS 2.25%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1998.



                                                             SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND --
  CLASS A SHARES                3.33%    3.37%     3.91%      4.22%*
--------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND --
  CLASS B SHARES                3.02%    3.07%       N/A      3.14%**
--------------------------------------------------------------------



* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS NOVEMBER 3, 1982. ** THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS OCTOBER 15, 1990.


Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)     CLASS A SHARES CLASS B SHARES
Investment Advisory Fees                        0.04%          0.04%
Distribution (12b-1) Fees                        None           None
Other Expenses                                  0.64%          0.69%
                                           ----------     ----------
Total Annual Fund Operating Expenses            0.68%*         0.73%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:



INSTITUTIONAL TAX FREE FUND -- CLASS A SHARES               0.33%
INSTITUTIONAL TAX FREE FUND -- CLASS B SHARES               0.63%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Institutional Tax Free Fund --
  Class A Shares                 $69     $218     $379      $847
Institutional Tax Free Fund --
  Class B Shares                 $75     $233     $406      $906

6 PROSPECTUS

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



Weiss, Peck & Greer, L.L.C. ("WPG"), a wholly owned subsidiary of Robeco Group, serves as the Adviser to the Institutional Tax Free Fund. As of August 31, 1999, WPG had approximately $16.5 billion in assets under management. For the fiscal year ended August 31, 1999, WPG received advisory fees from the Institutional Tax Free Fund of 0.04%.



Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She manages the California Tax Exempt, Tax Free, Pennsylvania Tax Free, Institutional Tax Free and Ohio Tax Free Funds. She has more than 19 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class A and Class B Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase Class A and Class B Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

                                                                    PROSPECTUS 7

                                   MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The Fund's NAV is calculated once each Business Day at 3:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.



The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.


HOW TO SELL YOUR FUND SHARES


If you hold Class A and Class B Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts with your financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before 1:30 p.m. Eastern time. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale the following Business Day after it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $45 million for Class A and Class B Shares of the institutional Tax Free Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

8 PROSPECTUS

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A and Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.

For Class B Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.



The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary interest rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Fund intends to distribute federally tax-exempt income. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.


The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                                                                    PROSPECTUS 9

                                                            FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A and Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.
SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                                  NET REALIZED
                                                                                                       AND          NET
                                        INVESTMENT                                                 UNREALIZED      ASSET
                             NET ASSET  ACTIVITIES               DISTRIBUTIONS                   GAIN (LOSS) ON    VALUE,
                               VALUE       NET         NET            NET                          INVESTMENTS      END
                             BEGINNING  INVESTMENT  INVESTMENT     REALIZED          TOTAL         AND CAPITAL       OF     TOTAL
                             OF PERIOD    INCOME      INCOME         GAIN        DISTRIBUTIONS    TRANSACTIONS     PERIOD  RETURN
                             ---------  ----------  ----------  ---------------  -------------  -----------------  ------  -------
----------------------------
INSTITUTIONAL TAX FREE FUND
------------------------
CLASS A....................
    1999...................    $1.00      $0.030     $(0.030)                --     $(0.030)                   --  $1.00    3.08%
    1998...................     1.00       0.034      (0.034)                --      (0.034)                   --   1.00     3.46
    1997...................     1.00       0.034      (0.034)                --      (0.034)                   --   1.00     3.44
    1996...................     1.00       0.035      (0.035)                --      (0.035)                   --   1.00     3.52
    1995...................     1.00       0.036      (0.036)                --      (0.036)                   --   1.00     3.70
  CLASS B
    1999...................    $1.00      $0.027     $(0.027)                --     $(0.027)                   --  $1.00    2.78%
    1998...................     1.00       0.031      (0.031)                --      (0.031)                   --   1.00     3.15
    1997...................     1.00       0.031      (0.031)                --      (0.031)                   --   1.00     3.13
    1996...................     1.00       0.032      (0.032)                --      (0.032)                   --   1.00     3.21
    1995...................     1.00       0.033      (0.033)                --      (0.033)                   --   1.00     3.39

                                                                                 RATIO OF
                                                                                   NET
                                                          RATIO                 INVESTMENT
                                                       OF EXPENSES   RATIO OF   INCOME TO
                                                       TO AVERAGE      NET       AVERAGE
                                 NET        RATIO OF   NET ASSETS   INVESTMENT  NET ASSETS
                             ASSETS, END    EXPENSES    EXCLUDING   INCOME TO   EXCLUDING
                              OF PERIOD    TO AVERAGE      FEE       AVERAGE       FEE
                                (000)      NET ASSETS    WAIVERS    NET ASSETS   WAIVERS
                             ------------  ----------  -----------  ----------  ----------
---------------------------
INSTITUTIONAL TAX FREE FUND
------------------------
CLASS A....................
    1999...................    $785,954        0.33%       0.68%        3.03%       2.68%
    1998...................     813,261         0.33        0.68         3.39        3.04
    1997...................     999,946         0.33        0.69         3.39        3.03
    1996...................     835,388         0.33        0.49         3.46        3.30
    1995...................     788,877         0.33        0.52         3.64        3.45
  CLASS B
    1999...................    $ 57,310        0.63%       0.73%        2.74%       2.64%
    1998...................      95,004         0.63        0.73         3.06        2.96
    1997...................      34,783         0.63        0.73         3.10        3.00
    1996...................      14,156         0.63        0.80         3.16        2.99
    1995...................      15,084         0.63        0.82         3.32        3.13


Amounts designated as "--" are either $0 or have been rounded to $0.

SEI Tax
      Exempt Trust

INVESTMENT ADVISER

Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY 10004

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated December 31, 1999, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http:// www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3447.

              SEI
              TAX
              EXEMPT
              TRUST
                                 CLASS C SHARES


                                   PROSPECTUS
                               DECEMBER 31, 1999


           ---------------------------------------------------------

                          INSTITUTIONAL TAX FREE FUND
           ---------------------------------------------------------

                                    ADVISER
                          WEISS, PECK & GREER, L.L.C.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
      OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class C Shares of the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS............................4
     PERFORMANCE INFORMATION AND EXPENSES.................................5
     THE FUND'S OTHER INVESTMENTS.........................................6
     THE INVESTMENT ADVISER...............................................6
     PURCHASING AND SELLING FUND SHARES...................................6
     DIVIDENDS AND DISTRIBUTIONS..........................................8
     TAXES................................................................8
     FINANCIAL HIGHLIGHTS.................................................9
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.


Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 3


                                                         RISK/RETURN INFORMATION


The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

4 PROSPECTUS

INSTITUTIONAL TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term tax-exempt money market
                                                    securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The Institutional Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local government agencies located in all fifty states, Puerto Rico, and other U.S. territories and possessions.



The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?



An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of credit-worthiness of municipal issuers may reduce the value of the Fund's holdings.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                     INSTITUTIONAL TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for three years.*



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  2.87%
1997  3.00%
1998  2.81%




  BEST QUARTER                                                          WORST QUARTER
                        0.78%                                               0.67%
                      (12/31/97)                                          (3/31/97)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS 1.87%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1998.



                                          1 YEAR              SINCE INCEPTION
------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND -- CLASS C
  SHARES                                  2.81%   2.94%*
------------------------------------------------------------------------------------------



* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS SEPTEMBER 11, 1995.


Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)               CLASS C SHARES
Investment Advisory Fees                                 0.04%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.89%
                                                      --------
Total Annual Fund Operating Expenses                     0.93%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:



INSTITUTIONAL TAX FREE FUND -- CLASS C SHARES      0.83%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fundwith the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Institutional Tax Free Fund --
  Class C Shares                 $95     $296     $515     $1,143

6 PROSPECTUS

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



Weiss, Peck & Greer, L.L.C. ("WPG"), a wholly owned subsidiary of Robeco Group, serves as the Adviser to the Institutional Tax Free Fund. As of August 31, 1999, WPG had approximately $16.5 billion in assets under management. For the fiscal year ended August 31, 1999, WPG received advisory fees from the Institutional Tax Free Fund of 0.04%.



Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She manages the California Tax Exempt, Tax Free, Pennsylvania Tax Free, Institutional Tax Free and Ohio Tax Free Funds. She has more than 19 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

                                                                    PROSPECTUS 7

                                   MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The Fund's NAV is calculated once each Business Day at 3:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.



The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.


HOW TO SELL YOUR FUND SHARES


If you hold Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts with your financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before 1:30 p.m. Eastern time. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale the following Business Day after it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

8 PROSPECTUS

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class C Shares.

For Class C Shares, shareholder servicing fees and administrative service fees, as a percentage of average daily net assets, may each be up to 0.25%.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.



The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary interest rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Fund intends to distribute federally tax-exempt income. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.


The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                                                                    PROSPECTUS 9

                                                            FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.
SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                                                      NET
                                                                                                   REALIZED
                                                                                                      AND
                                                                                                  UNREALIZED      NET
                                         INVESTMENT                                               GAIN (LOSS)    ASSET
                              NET ASSET  ACTIVITIES              DISTRIBUTIONS                        ON         VALUE,
                               VALUE,       NET         NET           NET                         INVESTMENTS     END
                              BEGINNING  INVESTMENT  INVESTMENT     REALIZED         TOTAL        AND CAPITAL      OF     TOTAL
                              OF PERIOD    INCOME      INCOME         GAIN       DISTRIBUTIONS   TRANSACTIONS    PERIOD  RETURN
                              ---------  ----------  ----------  --------------  -------------  ---------------  ------  -------
----------------------------
INSTITUTIONAL TAX FREE FUND
------------------------
  CLASS C
    1999....................    $1.00      $0.025     $ (0.025)              --    $ (0.025)                 --  $1.00    2.57%
    1998....................     1.00       0.029       (0.029)              --      (0.029)                 --   1.00     2.94
    1997....................     1.00       0.029       (0.029)              --      (0.029)                 --   1.00     2.93
    1996(1).................     1.00       0.029       (0.029)              --      (0.029)                 --   1.00     2.92

                                                                                  RATIO OF
                                                                                    NET
                                                           RATIO                 INVESTMENT
                                                        OF EXPENSES   RATIO OF   INCOME TO
                                                        TO AVERAGE      NET       AVERAGE
                                  NET        RATIO OF   NET ASSETS   INVESTMENT  NET ASSETS
                              ASSETS, END    EXPENSES    EXCLUDING   INCOME TO   EXCLUDING
                               OF PERIOD    TO AVERAGE      FEE       AVERAGE       FEE
                                 (000)      NET ASSETS    WAIVERS    NET ASSETS   WAIVERS
                              ------------  ----------  -----------  ----------  ----------
----------------------------
INSTITUTIONAL TAX FREE FUND
------------------------
  CLASS C
    1999....................    $38,022         0.83%       0.93%        2.52%       2.42%
    1998....................     22,676          0.83        0.93         2.89        2.79
    1997....................      9,382          0.83        0.95         2.85        2.73
    1996(1).................     19,208          0.83*       0.96*        2.89*       2.76*



Amounts designated as "--" are either $0 or have been rounded to $0.


* Annualized.


(1) The Institutional Tax Free Fund -- Class C commenced operations on September 11, 1995.

SEI Tax
      Exempt Trust

INVESTMENT ADVISER

Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY 10004

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated December 31, 1999, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@SEC.gov.



The Trust's Investment Company Act registration number is 811-3447.

              SEI
              TAX
              EXEMPT
              TRUST
                                 CLASS A SHARES


                                   PROSPECTUS
                               DECEMBER 31, 1999


           ---------------------------------------------------------

                                 TAX FREE FUND
           ---------------------------------------------------------

                                    ADVISER
                          WEISS, PECK & GREER, L.L.C.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
      OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A Shares of the Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS............................4
     PERFORMANCE INFORMATION AND EXPENSES.................................5
     THE FUND'S OTHER INVESTMENTS.........................................6
     THE INVESTMENT ADVISER...............................................6
     PURCHASING AND SELLING FUND SHARES...................................6
     DIVIDENDS AND DISTRIBUTIONS..........................................8
     TAXES................................................................8
     FINANCIAL HIGHLIGHTS.................................................9
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.


Generally, the income from municipal securities is exempt from Federal income taxes, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 3


                                                         RISK/RETURN INFORMATION


The Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

4 PROSPECTUS

TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                    Preserving principal and maintaining liquidity while
                                   providing current income exempt from Federal income taxes
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Very low
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing an adviser experienced in selecting municipal
                                   securities, the Fund invests in high quality, short-term
                                   tax-exempt money market securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local governments and agencies located in all fifty states, Puerto Rico, and other U.S. territories and possessions.



The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?



An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the credit-worthiness of municipal issuers may reduce the value of the Fund's holdings.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                                   TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989 5.98%
1990 5.65%
1991 4.29%
1992 2.78%
1993 2.16%
1994 2.54%
1995 3.62%
1996 3.23%
1997 3.37%
1998 3.20%




  BEST QUARTER            WORST QUARTER
          1.55%               0.49%
        (6/30/89)           (3/31/94)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS 2.14%.


This table shows the Fund's average annual total returns for the periods ended December 31, 1998.


                        1 YEAR    5 YEARS    10 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------
TAX FREE FUND --
  CLASS A SHARES        3.20%      3.19%      3.67%          4.11%*
-----------------------------------------------------------------------



* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS NOVEMBER 11, 1982.


Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS A SHARES
Investment Advisory Fees                       0.04%
Distribution (12b-1) Fees                       None
Other Expenses                                 0.63%
                                               -----
Total Annual Fund Operating Expenses           0.67%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:



TAX FREE FUND -- CLASS A SHARES                    0.45%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Tax Free Fund -- Class A Shares                     $68        $214       $373       $835

6 PROSPECTUS

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



Weiss, Peck & Greer, L.L.C. ("WPG"), a wholly owned subsidiary of Robeco Group, serves as the Adviser to the Tax Free Fund. As of August 31, 1999, WPG had approximately $16.5 billion in assets under management. For the fiscal year ended August 31, 1999, WPG received advisory fees from the Tax Free Fund of 0.04%.



Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 19 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares

                                                                    PROSPECTUS 7

                                   MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The Fund's NAV is calculated once each Business Day at 4:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.



The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.


HOW TO SELL YOUR FUND SHARES


If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts with your financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before 2:00 p.m. Eastern time. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale the following Business Day after it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

8 PROSPECTUS

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive a portion of the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.



The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary interest rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.


The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                                                                    PROSPECTUS 9

                                                            FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.
SEI TAX EXEMPT TRUST
'>
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
'>

                                                                                                      NET
                                                                                                    REALIZED
                                                                                                      AND
                                                                                                   UNREALIZED     NET
                                        INVESTMENT                                                GAIN (LOSS)    ASSET
                            NET ASSET   ACTIVITIES                DISTRIBUTIONS                        ON        VALUE,
                             VALUE,        NET          NET            NET                        INVESTMENTS     END
                            BEGINNING   INVESTMENT   INVESTMENT     REALIZED          TOTAL       AND CAPITAL      OF     TOTAL
                            OF PERIOD     INCOME       INCOME         GAIN        DISTRIBUTIONS   TRANSACTIONS   PERIOD   RETURN
                            ---------   ----------   ----------   -------------   -------------   ------------   ------   ------
--------------
TAX FREE FUND
------------
  CLASS A
    1999..................    $1.00       $0.029      $ (0.029)            --        $ (0.029)            --     $1.00    2.94%
    1998..................     1.00        0.033        (0.033)            --          (0.033)            --      1.00     3.30
    1997..................     1.00        0.033        (0.033)            --          (0.033)            --      1.00     3.31
    1996..................     1.00        0.033        (0.033)            --          (0.033)            --      1.00     3.35
    1995..................     1.00        0.034        (0.034)            --          (0.034)            --      1.00     3.48

                                                                                   RATIO OF
                                                                                     NET
                                                          RATIO                   INVESTMENT
                                                       OF EXPENSES    RATIO OF    INCOME TO
                                                       TO AVERAGE       NET        AVERAGE
                                NET        RATIO OF    NET ASSETS    INVESTMENT   NET ASSETS
                            ASSETS, END    EXPENSES     EXCLUDING    INCOME TO    EXCLUDING
                             OF PERIOD    TO AVERAGE       FEE        AVERAGE        FEE
                               (000)      NET ASSETS     WAIVERS     NET ASSETS    WAIVERS
                            -----------   ----------   -----------   ----------   ----------
--------------
TAX FREE FUND
------------
  CLASS A
    1999..................   $652,210        0.45%        0.67%         2.89%        2.67%
    1998..................    543,276         0.45         0.68          3.25         3.02
    1997..................    431,016         0.45         0.69          3.26         3.02
    1996..................    339,906         0.45         0.50          3.30         3.25
    1995..................    377,152         0.45         0.51          3.43         3.37


Amounts designated as "--" are either $0 or have been rounded to $0.

SEI Tax
      Exempt Trust

INVESTMENT ADVISER

Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY 10004

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated December 31, 1999, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: CALL 1-800-DIAL-SEI

BY MAIL: WRITE TO THE FUND AT:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3447.

              SEI
              TAX
              EXEMPT
              TRUST
                                 CLASS D SHARES


                                   PROSPECTUS
                               DECEMBER 31, 1999


           ---------------------------------------------------------

                                 TAX FREE FUND
           ---------------------------------------------------------

                                     ADVISER
                          WEISS, PECK & GREER, L.L.C.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
      OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class D Shares of the Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS............................4
     PERFORMANCE INFORMATION AND EXPENSES.................................5
     THE FUND'S OTHER INVESTMENTS.........................................6
     THE INVESTMENT ADVISER...............................................6
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................6
     DIVIDENDS AND DISTRIBUTIONS..........................................8
     TAXES................................................................8
     FINANCIAL HIGHLIGHTS................................................10
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.


Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 3


                                                         RISK/RETURN INFORMATION


The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

4 PROSPECTUS

TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                    Preserving principal and maintaining liquidity while
                                   providing current income exempt from Federal income taxes
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Very low
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing an adviser experienced in selecting municipal
                                   securities, the Fund invests in high quality, short-term
                                   tax-exempt money market securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local governments and agencies located in all fifty states, Puerto Rico, and other U.S. territories and possessions.



The Adviser purchases liquid securities with appropriate maturities, that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?



An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the credit-worthiness of municipal issuers may reduce the value of the Fund's holdings.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                                   TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for three years.


The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995 3.26%
1996 2.87%
1997 2.89%
1998 2.86%




      BEST QUARTER        WORST QUARTER
          0.86%               0.68%
        (6/30/95)           (3/31/97)


This table compares the Fund's average annual total returns for the periods ended December 31, 1998.


                              1 YEAR     SINCE INCEPTION
--------------------------------------------------------
TAX FREE FUND - CLASS D
  SHARES                      2.86%           2.98%
--------------------------------------------------------



* THE INCEPTION DATE FOR CLASS D SHARES OF THE FUND IS NOVEMBER 1, 1994. AS OF MARCH 1, 1999, THE FUND CLOSED TO INVESTORS.


Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS D SHARES
Investment Advisory Fees                        0.04%
Distribution and Service (12b-1) Fees           0.25%
Other Expenses                                  0.51%
                                               ------
Total Annual Fund Operating Expenses            0.80%*


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Tax Free Fund -- Class D Shares                     $82        $255       $444       $990

6 PROSPECTUS

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



Weiss, Peck & Greer, L.L.C. ("WPG"), a wholly owned subsidiary of Robeco Group, serves as the Adviser to the Tax Free Fund. As of August 31, 1999, WPG had approximately $16.5 billion in assets under management. For the fiscal year ended August 31, 1999, WPG received advisory fees from the Tax Free Fund of 0.04%.



Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She manages the California Tax Exempt, Tax Free, Pennsylvania Tax Free, Institutional Tax Free and Ohio Tax Free Funds. She has more than 19 years of investment experience.



PURCHASING, SELLING AND EXCHANGING FUND SHARES



This section tells you how to purchase, sell (sometimes called "redeem") or exchange shares of the Fund. The Fund offers Class D Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

                                                                    PROSPECTUS 7

                                   MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


The Fund's NAV is calculated once each Business Day at 4:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.



The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.


AUTOMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class D shares automatically through regular deductions from your account in amounts of at least $25.


HOW TO EXCHANGE YOUR SHARES



You may exchange your Class D Shares of the Fund for Class D Shares of any other SEI Fund on any Business Day by contacting your financial institution or intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice.



When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. If you exchange into a Fund that is subject to a sales charge, you may have to pay the sales charge charged by that Fund.


HOW TO SELL YOUR FUND SHARES


If you hold Class D Shares, you may sell your shares on any Business Day by following the procedures established when your opened your account or accounts with your financial institution or intermediary. You may sell your shares by contacting your financial institution or financial intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before 2:00 p.m. Eastern time. The Fund offers free check writing services to Class D shareholders. You may redeem shares by writing checks on your account for $500 or more after establishing a check-writing account through your financial institution/intermediary. The sale price of each share will be the next NAV determined after the Fund (or its authorized institution) receives your request.


SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale the following Business Day after it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

8 PROSPECTUS

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fundover the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the Class D Shares of the Fund.

The Fund has adopted a distribution plan that allows the Fund to pay SIDCo. distribution fees for the sale and distribution of its Class D Shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee is 0.25% of the average daily net assets of the Fund.


The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales chare it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling Class D Shares of the Fund.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

                                                                    PROSPECTUS 9

                                   MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary interest rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Fund intends to distribute federally tax-exempt income. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.


The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

10 PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class D Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.
SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                         NET REALIZED
                                                                                             AND
                              INVESTMENT                                                  UNREALIZED        NET
                  NET ASSET   ACTIVITIES                DISTRIBUTIONS                   GAIN (LOSS) ON     ASSET
                   VALUE,        NET          NET            NET                         INVESTMENTS      VALUE,
                  BEGINNING   INVESTMENT   INVESTMENT     REALIZED          TOTAL        AND CAPITAL        END      TOTAL
                  OF PERIOD     INCOME       INCOME         GAIN        DISTRIBUTIONS    TRANSACTIONS    OF PERIOD   RETURN
                  ---------   ----------   ----------   -------------   -------------   --------------   ---------   ------
--------------
TAX FREE FUND
------------
  CLASS D
    1999(1).....    $1.00       $0.014       $(0.014)            --        $(0.014)               --       $1.00     1.40%
    1998........     1.00        0.029        (0.029)            --         (0.029)               --        1.00      2.91
    1997........     1.00        0.028        (0.028)            --         (0.028)               --        1.00      2.86
    1996             1.00        0.030        (0.030)            --         (0.030)               --        1.00      2.99
    1995(2).....     1.00        0.026        (0.026)            --         (0.026)               --        1.00      2.68

                                                                       RATIO OF
                                                                         NET
                                              RATIO                   INVESTMENT
                                           OF EXPENSES    RATIO OF    INCOME TO
                     NET                   TO AVERAGE       NET        AVERAGE
                   ASSETS,     RATIO OF    NET ASSETS    INVESTMENT   NET ASSETS
                     END       EXPENSES     EXCLUDING    INCOME TO    EXCLUDING
                  OF PERIOD   TO AVERAGE       FEE        AVERAGE        FEE
                    (000)     NET ASSETS     WAIVERS     NET ASSETS    WAIVERS
                  ---------   ----------   -----------   ----------   ----------
--------------
TAX FREE FUND
------------
  CLASS D
    1999(1).....    $ --         0.56%        0.56%         2.82%        2.82%
    1998........       1          0.59         0.59          3.13         3.13
    1997........       1          0.74         0.74          3.04         3.04
    1996               6          0.80         0.88          3.18         3.10
    1995(2).....     272          0.80*        0.86*         3.13*        3.07*



Amounts designated as "--" are either $0 or have been rounded to $0.


* Annualized.


(1) The Tax Free Fund -- Class D closed on March 1, 1999.


(2) The Tax Free Fund -- Class D commenced operations on November 1, 1994.

SEI Tax
      Exempt Trust

INVESTMENT ADVISER

Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY 10004

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated December 31, 1999, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3447.

              SEI
              TAX
              EXEMPT
              TRUST
                                CNI CLASS SHARES


                                   PROSPECTUS
                               DECEMBER 31, 1999


        ----------------------------------------------------------------

                           CALIFORNIA TAX EXEMPT FUND
           ---------------------------------------------------------

                                    ADVISER
                          WEISS, PECK & GREER, L.L.C.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
      OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the CNI Class Shares of the California Tax Exempt Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS............................4
     PERFORMANCE INFORMATION AND EXPENSES.................................5
     THE FUND'S OTHER INVESTMENTS.........................................6
     THE INVESTMENT ADVISER...............................................6
     PURCHASING AND SELLING FUND SHARES...................................6
     DIVIDENDS AND DISTRIBUTIONS..........................................8
     TAXES................................................................8
     FINANCIAL HIGHLIGHTS.................................................9
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.


Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 3


                                                         RISK/RETURN INFORMATION


The California Tax Exempt Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

4 PROSPECTUS

CALIFORNIA TAX EXEMPT FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    and California personal income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term California municipal money
                                                    market securities

------------------------------------------------------------------------

INVESTMENT STRATEGY


The California Tax Exempt Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and California income taxes. The principal issuers of these securities are state and local governments and agencies located in California, Puerto Rico and other U.S. territories and possessions.



The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?



An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of California municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of California municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of credit-worthiness of California municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                      CALIFORNIA TAX EXEMPT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's CNI Class Shares from year to year for four years.*



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995 3.09%
1996 2.76%
1997 2.84%
1998 2.50%




  BEST QUARTER                                                          WORST QUARTER
                        0.81%                                               0.57%
                      (6/30/95)                                           (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS 2.03%.


This table shows the Fund's average annual total returns for CNI Class Shares for the periods ended December 31, 1998.


                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND -- CNI CLASS
  SHARES                                  2.50%           2.75%*
-----------------------------------------------------------------



* THE INCEPTION DATE FOR CNI CLASS SHARES OF THE FUND IS MAY 11, 1994. AS OF JUNE 21, 1999, THE FUND CLOSED TO INVESTORS.


Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)               CNI CLASS SHARES
Investment Advisory Fees                                   0.04%
Distribution (12b-1) Fees                                  0.50%
Other Expenses                                             0.51%
                                                     -----------
Total Annual Fund Operating Expenses                       1.05%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR EACH VOLUNTARILY WAIVED A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:



CALIFORNIA TAX EXEMPT FUND -- CNI CLASS SHARES              0.78%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
California Tax Exempt Fund --
  CNI Class                      $107    $334     $579     $1,283

6 PROSPECTUS

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



Weiss, Peck & Greer, L.L.C. ("WPG"), a wholly owned subsidiary of Robeco Group, serves as the Adviser to the California Tax Exempt Fund. As of August 31, 1999, WPG had approximately $16.5 billion in assets under management. For the fiscal year ended August 31, 1999, WPG received advisory fees from the California Tax Exempt Fund of 0.04%.



Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She manages the California Tax Exempt, Tax Free, Pennsylvania Tax Free, Institutional Tax Free and Ohio Tax Free Funds. She has more than 19 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers CNI Class Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase CNI Class Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

                                                                    PROSPECTUS 7

                                   MORE INFORMATION ABOUT THE FUND'S INVESTMENTS


Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The Fund's NAV is calculated once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.



The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.


HOW TO SELL YOUR FUND SHARES


If you hold CNI Class Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts with your financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before the time that NAV is determined (usually 2:00 p.m. Eastern time). The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale the following Business Day after it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling and Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not

8 PROSPECTUS

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. The Fund has adopted a distribution plan that allows the Fund to pay SIDCo. distribution and service fees for the sale and distribution of its CNI Class Shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distribution Fee for CNI Class Shares, as a percentage of average daily net assets, may be up to 0.50%.

For CNI Class Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.



The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary interest rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Fund intends to distribute federally tax-exempt income. The Fund intends to distribute income that is exempt from California state and local taxes. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.


The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                                                                    PROSPECTUS 9

                                                            FINANCIAL HIGHLIGHTS

The table that follows presents performance information about CNI Class Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represents the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.
SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                                  NET REALIZED
                                                                                                      AND
                                           INVESTMENT                                              UNREALIZED
                                NET ASSET  ACTIVITIES              DISTRIBUTIONS                 GAIN (LOSS) ON      NET
                                 VALUE,       NET         NET           NET                       INVESTMENTS    ASSET VALUE,
                                BEGINNING  INVESTMENT  INVESTMENT    REALIZED         TOTAL       AND CAPITAL        END
                                OF PERIOD    INCOME      INCOME        GAIN       DISTRIBUTIONS   TRANSACTIONS    OF PERIOD
                                ---------  ----------  ----------  -------------  -------------  --------------  ------------
----------------------------
CALIFORNIA TAX EXEMPT FUND
------------------------
  CLASS CNI**
    1999(1)...................    $1.00      $0.018     $(0.018)            --       $(0.018)             --        $1.00
    1998......................     1.00       0.027      (0.027)            --        (0.027)             --         1.00
    1997......................     1.00       0.028      (0.028)            --        (0.028)             --         1.00
    1996......................     1.00       0.028      (0.028)            --        (0.028)             --         1.00
    1995......................     1.00       0.029      (0.029)            --        (0.029)             --         1.00

                                                                                                RATIO OF
                                                                                                  NET
                                                                        RATIO                  INVESTMENT
                                                                     OF EXPENSES   RATIO OF    INCOME TO
                                                                     TO AVERAGE       NET       AVERAGE
                                                NET       RATIO OF   NET ASSETS   INVESTMENT   NET ASSETS
                                            ASSETS, END   EXPENSES    EXCLUDING    INCOME TO   EXCLUDING
                                  TOTAL      OF PERIOD   TO AVERAGE      FEE        AVERAGE       FEE
                                  RETURN       (000)     NET ASSETS    WAIVERS    NET ASSETS    WAIVERS
                                ----------  -----------  ----------  -----------  -----------  ----------
----------------------------
CALIFORNIA TAX EXEMPT FUND
------------------------
  CLASS CNI**
    1999(1)...................     1.83%     $     --        0.78%*       1.05%*       2.25%*      1.98%*
    1998......................      2.69      474,040         0.78         1.05         2.64        2.62
    1997......................      2.79      412,142         0.78         1.06         2.75        2.47
    1996......................      2.90      350,684         0.78         0.86         2.84        2.76
    1995......................      2.97      328,035         0.78         0.93         2.93        2.78


Amounts designated as "--" are either $0 or have been rounded to $0.
* Annualized.
** Formerly Class G shares.
(1) The California Tax Exempt Fund -- Class G closed on June 21, 1999.

SEI Tax
      Exempt Trust

INVESTMENT ADVISER

Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY 10004

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated December 31, 1999, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456


BY INTERNET: http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3447.

                              SEI TAX EXEMPT TRUST


Administrator:


  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Advisers and Sub-Advisers:

  SEI Investments Management Corporation


  Deutsche Asset Management Inc.


  Standish, Ayer & Wood, Inc.


  Van Kampen Management Inc.


  Weiss, Peck & Greer L.L.C.


    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated December 31, 1999. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


                               TABLE OF CONTENTS


The Trust...................................................     S-2
Investment Objectives and Policies..........................     S-2
Investment Policies Applicable to Money Market Funds........     S-8
Description of Permitted Investments and Risk Factors.......     S-9
Description of Ratings......................................    S-14
Investment Limitations......................................    S-15
State Specific Disclosure...................................    S-18
The Administrator...........................................    S-20
The Advisers and Sub-Advisers...............................    S-21
Distribution and Shareholder Servicing......................    S-23
Trustees and Officers of the Trust..........................    S-24
Performance.................................................    S-27
Determination of Net Asset Value............................    S-30
Purchase and Redemption of Shares...........................    S-31
Shareholder Services........................................    S-31
Taxes.......................................................    S-32
Fund Transactions...........................................    S-36
Description of Shares.......................................    S-38
Limitation of Trustees' Liability...........................    S-38
Voting......................................................    S-38
Shareholder Liability.......................................    S-38
5% Shareholders.............................................    S-39
Custodian...................................................    S-43
Experts.....................................................    S-43
Legal Counsel...............................................    S-43
Financial Statements........................................    S-43



December 31, 1999

                                   THE TRUST


    SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of funds. This Statement of Additional Information relates to the following funds: Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Institutional Tax Free, Tax Free, California Tax Exempt, Ohio Tax Free, and Pennsylvania Tax Free Funds (each a "Fund," and collectively, the "Funds"), and any different classes of the Funds. Except for differences between the Class A, Class B, Class C, Class D and CNI Class shares of any Fund pertaining to sales loads, shareholder servicing and administrative services plans, distribution plans, transfer agency costs, voting rights and/or dividends, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

    INTERMEDIATE-TERM MUNICIPAL FUND--The Fund's investment objective is to seek the highest level of income exempt from federal income taxes that can be obtained, consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.

    The Fund invests at least 80% of its net assets in municipal securities the interest of which is exempt from federal income taxes based on opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Fund. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal conditions, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Although the advisers have no present intention of doing so, up to 20% of all assets in the Fund can be invested in taxable debt securities for defensive purposes or when sufficient tax exempt securities considered appropriate by the advisers are not available for purchase.

    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or if not rated are of comparable quality as determined by the advisers: (i) municipal bonds rated A or better by Standard and Poor's Corporation ("S&P") or by Moody's Investors Service, Inc. ("Moody's"), and the Fund may invest up to 10% of its total assets in municipal bonds rated BBB or S&P or Baa by Moody's:
(ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's: and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rate BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality shall be sold at a time when, in the judgment of the advisers, it does not substantially impact the market value of the Fund.

    Not more than 25% of Fund assets will be invested in (a) municipal securities whose issuers are located in the same state and, (b) municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities, or municipal utilities systems.

    There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets where not so invested.

    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

    CALIFORNIA MUNICIPAL BOND FUND--The Fund's investment objective is to seek as high a level of current income exempt from both federal and California income taxes as is consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.

    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both federal and California state income tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. The Fund will invest at least 65% of its total assets in municipal obligations the interest on which is exempt from California personal income tax ("California Securities"). California Securities constitute municipal obligations of the State of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of its investment adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Van Kampen Management Inc., the Fund's investment sub-adviser ("Van Kampen"): (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's: (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's: and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of Van Kampen, it does not substantially impact the market value of the Fund.

    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrants, the Fund can maintain an average weighted maturity of less than three years.

    MASSACHUSETTS MUNICIPAL BOND FUND--The Fund's investment objective is to seek as high a level of income exempt from federal and Massachusetts income taxes that can be obtained, as is consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.

    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both federal and Massachusetts state income tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. The Fund will invest at least 65% of its total assets in municipal obligations the interest on which is exempt from Massachusetts personal income tax ("Massachusetts Securities"). Massachusetts Securities constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of its investment adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Standish, Ayer & Wood, Inc., the Fund's investment sub-adviser ("SAW"): (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's: (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's: and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of SAW, it does not substantially impact the market value of the Fund.

    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrants, the Fund can maintain an average weighted maturity of less than three years.

    NEW JERSEY MUNICIPAL BOND FUND--The Fund's investment objective is to seek as high a level of income exempt from federal and New Jersey income taxes that can be obtained, as is consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.

    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both federal and New Jersey state income tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item or purposes of the federal alternative minimum tax. The Fund will invest at least 65% of its total assets in municipal obligations the interest on which is exempt form New Jersey personal income tax ("New Jersey Securities"). New Jersey Securities constitute municipal obligations of the State of New Jersey and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of its advisers, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Van Kampen, the Fund's investment sub-adviser ("Van Kampen"): (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's: (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's: and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of Van Kampen, it does not substantially impact the market value of the Fund.

    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrants, the Fund can maintain an average weighted maturity of less than three years.

    NEW YORK MUNICIPAL BOND FUND--The investment objective of the Fund is as high a level of current income, exempt from both federal and New York state and city personal income taxes, as is consistent with the preservation of principal. There can be no assurance that the Fund will achieve its investment objective.

    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both federal and New York state and city income tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. The Fund will invest at least 65% of its total assets in municipal obligations the interest on which is exempt from New York and New York City personal income tax ("New York Securities"). New York Securities constitute municipal obligations of the

State of New York and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of its investment adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by SAW, the Fund's investment sub-adviser: (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's: (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's: and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of SAW, it does not substantially impact the market value of the Fund.

    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrants, the Fund can maintain an average-weighted maturity of less than three years.

    PENNSYLVANIA MUNICIPAL BOND FUND--The Fund's investment objective is to provide current income exempt from both federal and Pennsylvania state income taxes while preserving capital by investing primarily in municipal securities within the guidelines presented below.

    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both federal and Pennsylvania state income tax (state tax-free obligations). Under normal circumstances, the Fund will invest at least 90% (and intends to invest 100%) of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. In addition, for temporary defensive purposes when, in the opinion of its investment adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Morgan Grenfell Capital Management Incorporated, the Fund's investment adviser ("Morgan Grenfell"): (i) municipal bonds rated BBB or better by S&P or Baa or better by
Moody's: (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by
Moody's: and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of Morgan Grenfell, it does not substantially impact the market value of the Fund.

    The Fund will typically maintain a dollar-weighted average portfolio maturity of seven years or less. Each security purchased will typically have an average maturity of no longer than fifteen years.

    INSTITUTIONAL TAX FREE FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Fund will meet its investment objective.

    The Fund invests in U.S. dollar denominated municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. It is a fundamental policy of the Fund to invest at least 80% of its net assets in securities the interest on which is exempt for federal income taxes, based on opinions from bond counsel for the issuers, and the Fund will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax.

    The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7.

    The Adviser will not invest more than 25% of Fund assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.


    There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from a revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective, the Fund may invest all of any part of its assets in municipal securities that are industrial development bonds.


    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

    TAX FREE FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Fund will meet its investment objective.

    The Fund invests in U.S. dollar denominated municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. At least 80% of the Fund's net assets will be in securities the interest on which is exempt from federal income taxes, based on opinions from bond counsel for the issuers. The investment policy is a fundamental policy of the Fund. Under normal conditions, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax.

    The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7.

    The Adviser will not invest more than 25% of the Fund's assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

    There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from a revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective, the Fund may invest all of any part of its assets in municipal securities that are industrial development bonds.


    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.


    CALIFORNIA TAX EXEMPT FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal and, to the extent possible, California state personal income taxes. There can be no assurance that the Fund will achieve its investment objective.

    It is a fundamental policy of the Fund to invest, under normal conditions, at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel, is exempt from federal income tax, and the Fund will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Under normal conditions, at least 65% of the Fund's assets will be invested in municipal obligations the interest on which is exempt from California state personal income tax. These constitute municipal obligations of the state of California and its political subdivisions of municipal authorities and municipal obligations issued by territories or possessions of the United States. The Fund may invest, under normal conditions, up to 20% of its net assets in (1) municipal securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Fund has no present intention of investing in such securities) and (2) taxable investments. In addition, for temporary defensive purposes when Weiss, Peck & Greer, L.L.C., the Fund's investment adviser (the "Adviser" or "WPG"), determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than California or taxable money market securities.

    The Adviser will not invest more than 25% of the Fund's assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.


    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.


    OHIO TAX FREE FUND--The Fund's investment objective is a high level of current income, free from federal income tax and, to the extent possible, Ohio income taxes, consistent with preservation of capital. The Fund will also attempt to maintain a constant net asset value of $1.00 per share.

    It is a fundamental policy of the Fund to invest, under normal conditions, at least 80% of its net assets in municipal securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from federal income tax (collectively, "Municipal Securities"). This Fund will, under normal conditions, invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax and invest at least 65% of its total assets in municipal obligations the interest on which is exempt from Ohio income tax ("Ohio Securities"). Ohio Securities constitute municipal obligations of the State of Ohio and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. This Fund may invest, under normal conditions, up to 20% of its net assets in (1) Municipal Securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Fund has no present intention of investing in such securities), and (2) taxable securities, including shares of other mutual funds to the extent permitted by regulations of the SEC. In addition, for temporary defensive purposes when its investment adviser determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than Ohio or taxable money market instruments.

    The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7.

    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

    PENNSYLVANIA TAX FREE FUND--The Fund's investment objective is a high level of current income, free from federal income tax and, to the extent possible, Pennsylvania personal income taxes, consistent with preservation of capital. The Fund will also attempt to maintain a constant net asset value of $1.00 per share.

    It is a fundamental policy of the Fund to invest, under normal conditions, at least 80% of its net assets in municipal securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from federal income tax. This Fund will under normal conditions, invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax and invest at least 65% of its total assets in municipal obligations the interest on which is exempt from Pennsylvania personal income tax ("Pennsylvania Securities"). Pennsylvania Securities constitute municipal obligations of the Commonwealth of Pennsylvania and its political subdivisions or municipal authorities, as will as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. This Fund may invest, under normal conditions, up to 20% of its net assets in (1) municipal securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Fund has no present intention of investing in such securities), and (2) taxable securities, including shares of other mutual funds to the extent permitted by regulations of the SEC. In addition, for temporary defensive purposes when its investment adviser determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than Pennsylvania or taxable money market instruments.

    The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7.


    There can be no assurance that the Fund will be able to achieve its investment objective or that the Fund will be able to maintain a constant $1.00 net asset value per share.


              INVESTMENT POLICIES APPLICABLE TO MONEY MARKET FUNDS

    In purchasing obligations, the Money Market Funds comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the
"1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Funds must limit their investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Funds may only invest in eligible securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by Weiss, Peck & Greer, L.L.C. (the "Adviser") to be of equivalent quality. Since the Funds often purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Funds and affect their share price.

    Securities rated in the highest rating category (e.g., A-1 by Standard & Poor's Corporation ("S&P")) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category
(e.g., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities. The Funds' investments in non-first tier conduit securities will be limited to 5% of the Funds' assets. Conduit securities are securities issued to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not a governmental issuer.

    The Funds may purchase securities on a "when-issued" basis, variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. While the Funds generally intend to be fully invested in federally tax-exempt securities, the Funds may invest up to 20% of their net assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the federal alternative minimum tax. The Funds will not invest more than 10% of their total assets in securities which are considered to be illiquid.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS


    BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--Certificates of deposit is an interest-bearing instrument with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

    COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from one to 270 days.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract give the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "BONA FIDE hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures,

(3) there may not be a liquid secondary market for a futures contract or option,
(4) trading restrictions or limitations may be imposed by an exchange and
(5) government regulations may restrict trading in futures contracts and options on futures.

    A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return. No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as "market to market"). The margin is in the nature of performance bond or good-faith deposit on a futures contract.

    INVESTMENT COMPANY SHARES--Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions set forth in this Statement of Additional Information. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

    MUNICIPAL SECURITIES--Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

    General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by there venues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

    MUNICIPAL LEASES--Each Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    MUNICIPAL NOTES--Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

    MUNICIPAL BONDS--Municipal bonds are debt obligations issued to obtain funds for various public purposes. A Fund may purchase private activity or industrial development bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


    NON-DIVERSIFICATION--The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Ohio Tax Free, and Pennsylvania Tax Free Funds are non-diversified investment companies, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of the Funds may be invested in the obligations of a limited number of issuers. Although the advisers generally do not intend to invest more than 5% of each Fund's assets in any single issuer (with the exception of securities which are issued or guaranteed by a national government), the value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Funds be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.


    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. Each Fund or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. Each Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, or if the Fund realizes a loss on the sale of the collateral securities. The Advisers or Sub-Advisers will enter into repurchase agreements on behalf of a Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. These guidelines currently permit the Funds to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Advisers or Sub-Adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by the Funds, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Funds are treated as unsecured creditors.

    STANDBY COMMITMENTS AND PUT TRANSACTIONS--The Funds reserve the right to engage in put transactions. The Advisers and Sub-Advisers have the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Funds can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds would limit their put transactions to institutions which the Adviser or Sub-Adviser believes present minimum credit risks, and the Adviser or Sub-Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    The securities purchased subject to a put, may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put. The Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds will consider the "maturity" of a security subject to a put to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

    The Trust has received a private letter ruling from the Internal Revenue Service that, to the extent it purchases securities subject to the right to put them back to the seller in order to maintain liquidity to meet redemption requirements, it will be treated as the owner of those securities for federal income tax purposes. No assurance can be given that legislative, judicial or administrative changes may not be forthcoming which could modify the Trust's private letter ruling.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

    U.S. GOVERNMENT OBLIGATIONS--Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government, and obligations issued or guaranteed by instrumentalities of the

U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities).

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain of the obligations purchased by the Fund may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

    WHEN-ISSUED SECURITIES--These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

    The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    The Funds will establish segregated accounts with the Custodian and will maintain liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities.


    YEAR 2000--Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' mission critical service providers. The Funds have also sought and received assurances from these service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. Whether these steps will be effective can only be known for certain in the year 2000. While such assurances have been received, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares.

                             DESCRIPTION OF RATINGS

    MUNICIPAL NOTE RATINGS. A Standard & Poor's Corporation ("S&P") note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2  Satisfactory capacity to pay principal and interest.

    Moody's Investors Service, Inc. ("Moody's") highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Municipal obligations rated MIG-2 and VMIG-2 are high quality. Margins of protection are ample although not so large as in the preceding group.

    MUNICIPAL AND CORPORATE BOND RATINGS. Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

    Bonds rated A by S&P have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa-rated securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa-rated securities.

    Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Bonds which are rated Baa by Moody's are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    COMMERCIAL PAPER RATINGS. Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety, issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a "satisfactory" degree of safety regarding timely payment.


    Commercial paper issuers rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.


                             INVESTMENT LIMITATIONS

The following investment limitations apply to the Tax Free, Institutional Tax Free, California Tax Exempt, Intermediate-Term Municipal, Pennsylvania Municipal Bond, and Pennsylvania Tax Free Funds.

    No Fund may:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of investment) would be invested in the securities of such issuer: provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. The California Tax Exempt Fund has a fundamental policy that to the extent such borrowing exceeds 5% of the value of the Fund's total assets, borrowing will be done from a bank and in accordance with the requirements of the 1940 Act. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Funds, in excess of 5% of its total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

 4. Purchase securities of other investment companies, except that the Intermediate-Term Municipal, Pennsylvania Municipal Bond and Pennsylvania Tax Free Funds may only purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.

 5. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets, except for the Intermediate-Term Municipal Fund, for which it cannot exceed 15% of the Fund's net assets.

 6. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

 7. Invest in companies for the purpose of exercising control.

 8. Acquire more than 10% of the voting securities of any one issuer.

 9. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

10. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

11. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations (except (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services or determined by the Adviser or Sub-Adviser to be of "high quality") if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

15. Purchase warrants, calls, straddles, spreads or combinations thereof, except as permitted by this Statement of Additional Information.

16. Invest in interests in oil, gas or other mineral exploration or development programs. The Institutional Tax Free Fund and the California Tax Exempt Fund may not invest in oil, gas or mineral leases.

17. Invest more than 25% of total assets in issues within the same state or similar type projects (except in specified categories). This investment limitation applies to the Intermediate-Term Municipal Fund, Tax Free Fund, Institutional Tax Free Fund, and Pennsylvania Municipal Bond Fund. For the Pennsylvania Municipal Bond Fund, this limitation does not apply to the extent stated in its investment objective and policies.

    The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval. It is a fundamental policy of the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds to abide by the maturity restrictions and to invest solely in the permitted investments described in this Statement of Additional Information and in their respective Prospectuses.

                            ------------------------

    The following investment limitations and non-fundamental policies apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, Ohio Tax Free and New York Municipal Bond Funds.

No Fund may:

1. Purchase any securities which would cause more than 25% of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and
    (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except as permitted by rule, regulation or order of the SEC.

7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies and may be changed without shareholder approval.

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of
    Section 18 of the 1940 Act.

4. Purchase securities which are not readily marketable if, in the aggregate, more than 15% (10% for the Ohio Tax Free Fund) of its total assets would be invested in such securities.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

6. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

                           STATE SPECIFIC DISCLOSURE

    The following information constitutes only a brief summary, and is not intended as a complete description.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES

    The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions, (2) a wide variety of California laws and regulations, and (3) the general financial condition of the State of California.

    There could be economic, business or political developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in

Municipal Securities payable from revenues on similar projects, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective the Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds.

    CALIFORNIA RISK FACTORS. Under normal conditions, the Fund will be fully invested in obligations which produce income exempt from federal income tax and California state income tax. Accordingly, the Fund will have considerable investments in California municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

    An investment in the Fund will be affected by the many factors that affect the financial condition of the State of California. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Fund.

    ADDITIONAL CONSIDERATIONS. With respect to Municipal Securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the California State Legislature as regards the California State personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of California Municipal Securities for investment by the Portfolios and the value of the Portfolios' investments.

SPECIAL CONSIDERATIONS RELATING TO MASSACHUSETTS MUNICIPAL SECURITIES

    MASSACHUSETTS RISK FACTORS. Under normal conditions, the Fund will be fully invested in obligations which produce income exempt from federal income tax and Massachusetts state tax. Accordingly, the Fund will have considerable investments in Massachusetts municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

    An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Massachusetts. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Fund.

SPECIAL CONSIDERATIONS RELATING TO NEW JERSEY MUNICIPAL SECURITIES

    NEW JERSEY RISK FACTORS. Under normal conditions, the Fund will be fully invested in obligations which produce income exempt from federal income tax and New Jersey state tax. Accordingly, the Fund will have considerable investments in New Jersey municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have a great concentration in New Jersey municipal obligations.

    An investment in the Fund will be affected by the many factors that affect the financial condition of the State of New Jersey. For example, financial difficulties of the State, its counties, municipalities and school districts, that hinder efforts to borrow and credit ratings are factors which may affect the Fund.

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL SECURITIES

    REVENUES AND EXPENDITURES. New York's Governmental Funds receive a majority of their revenues from taxes levied by the State. Investment income, fees and assessments, abandoned property collections, and other varied sources supply the balance of the receipts for these Funds. New York's major expenditures are grants to local governments.

    NEW YORK RISK FACTORS. The Fund's concentration in investments in New York Municipal Securities involves greater risk than if their investments were more diversified. These risks result from (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial condition of the State of New York, and (3) a variety of New York laws and regulations that may affect, directly or indirectly, New York municipal securities. The ability of issuers of Municipal Securities to pay interest on, or repay principal of, Municipal Securities may be impaired as a result. The Fund's yield and share price are sensitive to political and economic developments within the State of New York, and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York. In the recent past, both the State and the City experienced financial difficulties related to the poor economic performance and recurring deficits. The State's credit standing has been reduced, and its ability to provide assistance to its public authorities and political subdivisions could be impaired.


    NEW YORK CITY. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required significant financial assistance from the State in the past.


SPECIAL CONSIDERATIONS RELATING TO PENNSYLVANIA MUNICIPAL SECURITIES

    REVENUES AND EXPENDITURES. The Constitution of Pennsylvania provides that operating budget appropriations may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund and for certain special revenue funds which represent the majority of expenditures of the Commonwealth. Pennsylvania's Governmental Funds receive a majority of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of the receipts of these funds.

    PENNSYLVANIA RISK FACTORS. Under normal conditions the Fund will be fully invested in obligations which produce interest income from federal income tax and Pennsylvania state income tax. Accordingly, the Fund will have considerable investments in Pennsylvania municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

    An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund.

    LOCAL GOVERNMENT DEBT. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically. There is extensive general legislation applying to local government. Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues. Municipal authorities and industrial development authorities are also widespread in Pennsylvania.


                               THE ADMINISTRATOR



    The Trust and SEI Investments Fund Management ("SEI Management" or the "Administrator") have entered into a Administration Agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.



    The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and
(ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by the Administrator on not less than 30 days' nor more than 60 days' written notice.



    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Funds, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, and UAM Funds, Inc. II.

    For the fiscal years ended August 31, 1997, 1998, and 1999, the Funds paid management fees, after waivers and/or reimbursements as follows:



                                                                                         FEES WAIVED OR
                                                       FEES PAID (000)                  REIMBURSED (000)
                                                ------------------------------   ------------------------------
FUND                                              1997       1998       1999       1997       1998       1999
----                                            --------   --------   --------   --------   --------   --------
Intermediate-Term Municipal Fund..............   $  412     $  793     $1,259     $   40     $   95      $110
California Municipal Bond Fund................     *        $ .081     $   58       *        $ .007      $ 16
Massachusetts Municipal Bond Fund.............     *        $ .045     $   16       *        $ .003      $  7
New Jersey Municipal Bond Fund................     *        $ .054     $   24       *        $ .005      $  7
New York Municipal Bond Fund..................     *        $ .058     $   20       *        $ .005      $  8
Pennsylvania Municipal Bond Fund..............   $  200     $  221     $  291     $  140     $  124      $101
Institutional Tax Free Fund...................   $2,472     $2,706     $2,627     $1,080     $1,032      $972
Tax Free Fund.................................   $1,420     $1,852     $2,198     $    0     $    0      $  0
California Tax Exempt Fund....................   $  848     $1,085     $  958     $  158     $  101      $100
Ohio Tax Free Bond Fund.......................     *          *          *          *          *         *
Pennsylvania Tax Free Fund....................   $   93     $  112     $  130     $   43     $   34      $ 40


------------------------

* Not in operation during the period.

                         THE ADVISERS AND SUB-ADVISERS


    SEI Investments Management Corporation ("SIMC" or the "Adviser") serves as investment adviser to the Fund. SIMC is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding the selection and evaluation of investment advisers. SIMC currently serves as adviser to more than 46 investment companies, including more than 387 funds, with more than $53.4 billion in assets as of October 31, 1999.


    SIMC acts as the investment adviser to the Massachusetts Municipal Bond, New York Municipal Bond, California Municipal Bond, New Jersey Municipal Bond and Intermediate-Term Municipal Funds and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Funds and manages the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of the Adviser and the Board of Trustees, the sub-advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.


    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE INTERMEDIATE TERM MUNICIPAL, CALIFORNIA MUNICIPAL BOND, MASSACHUSETTS MUNICIPAL BOND, NEW JERSEY MUNICIPAL BOND, AND NEW YORK MUNICIPAL BOND FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.



    For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of the Intermediate Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds. SIMC pays the sub-advisers out its investment advisory fees.

    Each Advisory Agreement or Sub-Advisory Agreement provides that each Adviser or Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.



    The continuance of each Advisory or Sub-Advisory Agreement after the first two (2) years must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to such Advisory or Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Adviser, or by the Adviser or Sub-Adviser on 90 days' written notice to the Trust.



    Deutsche Asset Management Inc. ("DAM"), acts as investment adviser to the Pennsylvania Municipal Bond Fund. DAM is a wholly-owned, U.S. based subsidiary of Morgan Grenfell Asset Management and was organized in 1985. As of October 31, 1999, total assets under management by DAM were approximately
$330 billion. For its advisory services, DAM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Pennsylvania Municipal Bond Fund.



    Weiss, Peck & Greer, L.L.C., ("WPG"), a wholly owned subsidiary of Robeco Group, serves as investment adviser to the California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free and Tax Free Funds. The WPG invests the assets of the Fund, and continuously reviews, supervises and administers the investment program of the Fund. WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. WPG has been active since its founding in managing portfolios of tax exempt securities. As of October 31, 1999, total assets under management were approximately $16.5 billion. For its advisory services, WPG is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.04% of the average daily net assets of the California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free, and Tax Free Funds.



    SIMC and the Trust have obtained an exemptive order from the Securities and Exchange Commission ("SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Funds will notify shareholders in the event of any additional or change in the identity of their sub-advisers.



    Standish, Ayer & Wood, Inc. ("SAW"), serves as investment sub-adviser to the Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Funds. SAW has been providing investment management services to institutions and managing municipal securities since 1934. As of October 31, 1999, total assets under management were $43.7 billion.



    Van Kampen Management, Inc. ("Van Kampen"), serves as investment sub-adviser to the New Jersey Municipal Bond and California Municipal Bond Funds. Van Kampen is an indirect, wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., and was founded in 1974. As of October 31, 1999, assets under management were approximately $67 billion.

    For the fiscal years ended August 31, 1997, 1998, and 1999, the Funds paid advisory fees, after waivers and/or reimbursements as follows:



                                                                                                FEES WAIVED OR
                                                              FEES PAID (000)                  REIMBURSED (000)
                                                       ------------------------------   ------------------------------
FUND                                                     1997       1998       1999       1997       1998       1999
----                                                   --------   --------   --------   --------   --------   --------
Intermediate-Term Municipal Fund+....................    $622      $1,221     $1,883       $0         $0         $0
California Municipal Bond Fund.......................    *         $ .055     $  101      *           $0         $0
Massachusetts Municipal Bond Fund....................    *         $ .030     $   32      *           $0         $0
New Jersey Municipal Bond Fund.......................    *         $ .037     $   43      *           $0         $0
New York Municipal Bond Fund.........................    *         $ .039     $   39      *           $0         $0
Pennsylvania Municipal Bond Fund.....................    $195      $  198     $  224       $0         $0         $0
Institutional Tax Free Fund..........................    $384      $  404     $  371       $0         $0         $0
Tax Free Fund........................................    $153      $  200     $  226       $0         $0         $0
California Tax Exempt Fund...........................    $170      $  201     $  170       $0         $0         $0
Ohio Tax Free Bond Fund..............................    *           *          *         *          *          *
Pennsylvania Tax Free Fund...........................    $ 15      $   16     $   17       $0         $0         $0


------------------------


* Not in operation during the period.



    For the fiscal year ended August 31, 1999, SIMC paid the Sub-Advisers as follows:



                                                              FEES PAID (000)   FEES WAIVED (000)
                                                              ---------------   -----------------
                                                                   1999               1999
                                                                   ----               ----
Intermediate-Term Municipal Bond Fund.......................        $989                $0
California Municipal Bond Fund..............................        $ 46                $0
Massachusetts Municipal Bond Fund...........................        $ 17                $0
New Jersey Municipal Bond Fund..............................        $ 19                $0
New York Municipal Bond Fund................................        $ 21                $0


                     DISTRIBUTION AND SHAREHOLDER SERVICING

    The Trust has adopted Distribution Plans for Class D and CNI Class shares of the Funds (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Distribution Plan or in any agreements related thereto ("Qualified Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

    The Plans provide that the Trust will pay the Distributor a fee on the Class D and CNI Class shares of the Fund. The Distributor may use this fee for:
(i) compensation for its services in connection with distribution assistance or provision of shareholder services or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services.

    The Funds have also adopted shareholder servicing plans for their Class A, Class B, Class C and CNI Class shares (the "Service Plans"), and Administrative Services Plans for their Class B and Class C shares. Under these Service and Administrative Services Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service and Administrative Services Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


    For the fiscal year ended August 31, 1999, the Funds paid the following amounts pursuant to the Distribution Plans:



                                                               AMOUNT PAID
                                                                 TO THIRD
                                                                PARTIES BY
                                                              DISTRIBUTOR OF              PROSPECTUS
                                                              DISTRIBUTION-               PRINTING &         COSTS
                                       TOTAL       BASIS         RELATED        SALES       MAILING     ASSOCIATED WITH
FUND/CLASS                             AMOUNT      POINTS        SERVICES      EXPENSES      COSTS       REGISTRATION
----------                           ----------   --------    --------------   --------   -----------   ---------------
California Tax Exempt Fund -- CNI
  Class+(1)........................  $2,047,025      .50%           $0            $0          $0               $0
Tax Free Fund -- Class D(2)........  $        2      .25%           $0            $0          $0               $0


------------------------

+ Formerly the Class C shares; converted to Class G shares on March 18, 1996, and were renamed CNI Class shares effective on December 31, 1997.


(1) As of June 21, 1999, CNI Class shares of the Fund closed to investors.



(2) As of March 1, 1999, Class D shares of the Fund closed to investors.


    Except to the extent that the Manager or Advisers benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Distribution Plans or related agreements.


    For the fiscal years ended August 31, 1997, 1998 and 1999, the aggregate sales charges payable to the Distributor with respect to the Class D shares of the Tax Free Fund were as follows:



          AGGREGATE SALES CHARGE      AMOUNT RETAINED
YEAR      PAYABLE TO DISTRIBUTOR      BY DISTRIBUTOR
----      ----------------------      ---------------
1997                $0                       $0
1998                $0                       $0
1999                $0                       $0


                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.


    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nervis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and distributed by SEI Investments Distribution Co.



    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator, and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.



    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust since 1976, SEI Investments, SIMC, the Administrator, and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.



    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, and STI Classic Variable Trust.



    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.



    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.



    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).



    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator, and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.



    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President of the Administrator and Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.



    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.



    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments since 1997; Vice President of SEI Investments since 1991. Vice President and Treasurer of SIMC and the Administrator since 1997. Assistant Controller of SEI Investments and Vice President of the Distributor since 1995. Director of Taxes of SEI Investments, 1987-1991. Tax Manager, Arthur Andersen LLP prior to 1987.



    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, SIMC, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission,
January 1995--August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992--January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, January 1995--August 1997.



    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments, SIMC, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of SIMC and the Administrator since 1994. Vice President , General Counsel and Assistant Secretary of SIMC, the Administrator, and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.



    EDWARD T. SEARLE (DOB 04/03/54)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Drinker Biddle & Reath LLP, 1998-1999. Associate, Ballard, Spahr, Andrews & Ingersoll, LLP, 1995-1998.



    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator, and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.



    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust since 1989, SEI Investments, SIMC, the Administrator, and the Distributor.



    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial
Officer--President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since

1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Funds Services, 1996-1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995--November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981--September 1995.


------------------------


 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.



**Messrs. Gooch, Storey and Sullivan serve as members of the Audit Committee of the Trust.


    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.


    The following table sets forth information about the compensation paid to the Trustees for the fiscal year ended August 31, 1999:



                                                      PENSION OR                       TOTAL COMPENSATION
                                    AGGREGATE         RETIREMENT        ESTIMATED        FROM REGISTRANT
                                  COMPENSATION     BENEFITS ACCRUED      ANNUAL         AND FUND COMPLEX
                                 FROM REGISTRANT      AS PART OF      BENEFITS UPON     PAID TO TRUSTEES
NAME OF PERSON AND POSITION      FOR FYE 8/31/99    FUND EXPENSES      RETIREMENT        FOR FYE 8/31/99
---------------------------      ---------------   ----------------   -------------   ---------------------
Robert A. Nesher, Trustee......      $     0              N/A              N/A                 $0
William M. Doran, Trustee......      $     0              N/A              N/A                 $0
F. Wendell Gooch, Trustee......      $17,895              N/A              N/A        $108,250 for services
                                                                                        on 9 boards
Frank E. Morris, Trustee*......      $ 4,266              N/A              N/A        $25,750 for service
                                                                                        on 9 boards
James M. Storey, Trustee.......      $17,895              N/A              N/A        $108,250 for service
                                                                                        on 9 boards
George J. Sullivan, Trustee....      $17,895              N/A              N/A        $108,250 for services
                                                                                        on 9 boards


------------------------


*Mr. Frank E. Morris retired as of December 1998.


    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, the Funds may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of the Funds that are money market funds is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    The Funds compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = {(Base Period Return + 1)TO THE POWER OF 365/7} - 1. The current and the effective yields reflect the reinvestment of net income earned daily on fund assets.

    From time to time, the Intermediate-Term Municipal, Pennsylvania Municipal Bond, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds may advertise yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

    Yield = 2([(a-b)/(cd) + 1)]TO THE POWER OF 6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Funds and other factors.

    Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


    For the 7-day period ended August 31, 1999, the end of the Trust's most recent fiscal year, the money market Funds' current effective and tax-equivalent yields were as follows:



                                                                                         7-DAY             7-DAY
                                                                        7-DAY        TAX-EQUIVALENT   TAX-EQUIVALENT
FUND                                  CLASS          7-DAY YIELD   EFFECTIVE YIELD       YIELD        EFFECTIVE YIELD
----                            ------------------   -----------   ---------------   --------------   ---------------
Tax Free Fund................   Class A                 2.87%           2.91%            4.75%             4.82%
                                Class D(1)              2.82%           2.86%            4.67%             4.74%
Institutional Tax Free
  Fund.......................   Class A                 3.05%           3.09%            5.05%             5.12%
                                Class B                 2.75%           2.79%            4.55%             4.62%
                                Class C                 2.54%           2.58%            4.21%             4.27%
California Tax Exempt Fund...   Class A                 2.74%           2.78%            4.54%             4.60%
                                Class B                 2.44%           2.47%            4.04%             4.09%
                                Class C                    *               *                *                 *
                                CNI Class+(2)           2.06%           2.08%            3.41%             3.44%
Pennsylvania Tax Free Fund...   Class A                 3.03%           3.08%            5.02%             5.10%
Ohio Tax Free Fund...........   Class A                    *               *                *                 *


------------------------

* Not in operation during the period

+ Formerly the Class C shares; converted to Class G shares on March 18, 1996, and renamed CNI Class shares effective on December 31, 1997.


(1)As of March 1, 1999, Class D Shares of the Fund closed to investors.



(2)As of June 21, 1999, CNI Class Shares of the Fund closed to investors.

    For the 30-day period ended August 31, 1999, yields on the Funds other than the money market Funds were as follows:



                                                                             YIELD
                                                                   -------------------------
                                                                                  30-DAY
FUND                                                     CLASS      30-DAY    TAX EQUIVALENT
----                                                    --------   --------   --------------
Intermediate-Term Municipal Fund......................  Class A     4.40%        7.28%
California Municipal Bond Fund........................  Class A     3.95%        6.54%
Massachusetts Municipal Bond Fund.....................  Class A     4.23%        7.00%
New Jersey Municipal Bond Fund........................  Class A     3.79%        6.27%
New York Municipal Bond Fund..........................  Class A     4.32%        7.15%
Pennsylvania Municipal Bond Fund......................  Class A     4.50%        7.45%
Pennsylvania Municipal Bond Fund......................  Class B     4.50%        7.45%


------------------------

* Not in operation for a sufficient time during the period.

    From time to time, the Intermediate-Term Municipal, Pennsylvania Municipal Bond, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Fund may advertise total return. The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


    Based on the foregoing, the average annual total returns for the Funds from inception through August 31, 1999, and for the one-, five- and ten-year periods ended August 31, 1999 were as follows:



                                                                             AVERAGE ANNUAL TOTAL RETURN
                                                                     -------------------------------------------
                                                                                                         SINCE
FUND                                                 CLASS           ONE YEAR   FIVE YEAR   TEN YEAR   INCEPTION
----                                                 -----           --------   ---------   --------   ---------
Intermediate-Term Municipal Fund...................  Class A(1)        0.67%      5.38%       *          5.86%
California Municipal Bond Fund.....................  Class A(2)        2.40%      *           *          2.97%
Massachusetts Municipal Bond Fund..................  Class A(2)        0.07%      *           *          0.56%
New Jersey Municipal Bond Fund.....................  Class A(3)        1.29%      *           *          1.74%
New York Municipal Bond Fund.......................  Class A(3)        0.68%      *           *          1.15%
Pennsylvania Municipal Bond Fund...................  Class A(4)        0.65%      *           *          0.90%
                                                     Class B(5)        0.68%      5.32%       6.04%*     6.01%
Institutional Tax Free Fund........................  Class A(6)        3.08%      3.44%       3.69%      4.17%
                                                     Class B(7)        2.78%      3.13%           %      3.11%
                                                     Class C(8)        2.57%      *           *          2.86%
Tax Free Fund......................................  Class A(9)        2.94%      3.28%       3.46%      4.06%
                                                     Class D(10)       1.40%      *           *          2.97%
California Tax Exempt Fund.........................  Class A(11)       2.78%      3.24%       *          3.34%
                                                     Class B(12)       1.43%      *           *          1.43%
                                                     CNI Class(13)     1.83%      2.71%       *          2.71%
Ohio Tax Free Fund.................................  Class A(14)       *          *           *          5.86%
Pennsylvania Tax Free Fund.........................  Class A(15)       3.10%      3.38%           %      3.27%


------------------------------

  * Not in operation during the period.

  + Formerly the Class C shares; converted to Class G shares on March 18, 1996, and were renamed CNI Class shares effective on December 31, 1997.


(1) Commenced operations 9/5/89



(2) Commenced operations 8/19/98



(3) Commenced operations 8/18/98



(4) Commenced operations 8/25/98



(5) Commenced operations 8/14/89



(6) Commenced operations 11/03/82



(7) Commenced operations 10/15/90



(8) Commenced operations 9/11/95



(9) Commenced operations 11/12/82



(10) As of March 1, 1999, Class D shares of the Fund closed to investors.



(11) Commenced operations 5/14/90



(12) Commenced operations 1/27/99



(13) As of June 21, 1999, CNI Class Shares of the Fund closed to investors.



(14) As of December 31, 1999, the Fund had not yet commenced operations.



(15) Commenced operations 1/21/94

    Each Fund may, from time to time, compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for sales charges, administrative and management costs.

                        DETERMINATION OF NET ASSET VALUE

    Securities of the Tax Free, Institutional Tax Free, California Tax Exempt, Pennsylvania Tax Free and Ohio Tax Free Funds will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

    A Fund's use of amortized cost valuation and the maintenance of the Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7 a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less, and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities," which means they are: (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Advisers will determine that an obligation presents minimal credit risk or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees.

    In the event a first tier security of the Tax Free Fund, Institutional Tax Free Fund, California Tax Exempt Fund, Pennsylvania Tax Free Fund or the Ohio Tax Free Fund is downgraded below first tier security status after purchase, or the Adviser of the of any such Fund becomes aware that an unrated or second tier security has received any rating below the second highest rating category after purchase, the Fund's Adviser will either dispose of the security within five business days or the Board of Trustees will reassess whether the security continues to present minimal credit risks. The Board may also delegate this responsibility to the Fund's Adviser with respect to the downgrade of a first tier security. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per unit at $1.00 for each Fund. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per unit calculated using available market quotations from each Fund's amortized cost price per unit at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated; and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

    Securities of the Intermediate-Term Municipal, Pennsylvania Municipal Bond, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds may be valued by the Manager pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                       PURCHASE AND REDEMPTION OF SHARES

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may be order permit. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Manager, a Fund's Adviser, the Distributor and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    In calculating the sales charge rates applicable to current purchases of Class D shares, members of the following affinity groups and clients of the following broker-dealers, each of which has entered into an agreement with the Distributor, are entitled to the following percentage-based discounts from the otherwise applicable sales charge:

                                                              PERCENTAGE    DATE OFFER
NAME OF GROUP                                                  DISCOUNT       STARTS
-------------                                                 ----------   -------------
Countrywide Funding Corp....................................     100%      July 27, 1994

    Those members or clients who take advantage of a percentage-based reduction in the sales charge during the offering period noted above may continue to purchase shares at the reduced sales charge rate after the offering period relating to each such purchaser's affinity group or broker-dealer relationship has terminated.

    Please contact the Distributor at 1-800-437-6016.

                      SHAREHOLDER SERVICES--CLASS D SHARES

    STOP-PAYMENT REQUESTS (MONEY MARKET FUNDS ONLY): Investors may request a stop payment on checks by providing the Trust with a written authorization to do so. Oral requests will be accepted provided that the Trust promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Trust will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective. Shareholders requesting stop payment will be charged a $20 service fee per check which will be deducted from their accounts.

    EXCHANGE PRIVILEGE: A shareholder may exchange the shares of the Tax Free Fund for which good payment has been received, in his account at any time, regardless of how long he has held his shares.

    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least

$1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund (the "Old Fund") to be exchanged and the purchase at net asset value of the shares of the other portfolios (the "New Funds") plus in certain cases, as disclosed in each Prospectus, any applicable sales charge. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in each Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Fund, and thus the purchase of shares of the New Funds, may be delayed for up to seven days if the Funds determine that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a shareholder's Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                     TAXES

FEDERAL INCOME TAX

    The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their federal income tax liability.

    A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

    Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.


    Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to individual or non-corporate shareholders who have not certified on the Account Registration Form, or on a separate form supplied by the Fund, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.


    Each Fund within the Trust is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.

    If a Fund fails to qualify as a regulated investment company ("RIC") for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions), to the extent of its current and accumulated earnings and profits, will be taxable as ordinary income dividends to its shareholders, subject to the corporate dividends received deduction for corporate shareholders. No dividends of any Fund are expected to qualify for that deduction.

    Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at the rate of 26% to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. The Funds intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

    The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Funds and will be applied uniformly to all dividends declared with respect to the Funds during that year. This percentage may differ from the actual percentage for any particular day.

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for federal income tax purposes to the extent that the Funds distribute exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

    Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Funds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

    Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon applicable state and local law, shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholders may be subject to tax on income derived from obligations of other jurisdictions. Each Fund will make periodic reports to shareholders of the source of distributions on a state-by-state basis.


    MASSACHUSETTS INCOME TAXES. Under current law, as long as the Fund qualifies as a regulated investment company under the Code, distributions from the Fund which qualify as exempt-interest dividends for federal income tax purposes are exempt from Massachusetts personal income taxation, to the extent that the distributions are derived from interest on certain Massachusetts obligations and are properly designated as such in a written notice mailed to the Fund's shareholders not later than sixty days after the close of the Fund's tax year. In addition, as long as the Fund qualifies as a regulated investment company under the Code, distributions which qualify as capital gain dividends for federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the Fund's shareholders not later than sixty days after the close of the Fund's tax year.


    State and local tax consequences in other states may differ from the federal income tax consequences and Massachusetts tax consequences described above. Shareholders should consult their own tax advisors regarding the particular tax consequences of an investment in the Fund.

    CALIFORNIA INCOME TAXES. The Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Fund's taxable year, at least 50 percent of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Fund continues to qualify as a regulated investment company.

    If the Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The Fund will notify its shareholders of the amount of exempt-interest dividends each year.


    Corporations subject to California franchise tax that invest in the Fund are not entitled to exclude California exempt-interest dividends from income.


    Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Fund's earnings and profits.

    Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the Fund will not be deductible for California personal income tax purposes if the Fund distributes California exempt-interest dividends.

    The foregoing is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of Shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters.

    If a Fund qualifies to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"), dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the Fund in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year and (2) to the extent the interest received by the Fund during the year on California Tax Exempt Obligations exceeds expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend.


    PENNSYLVANIA TAXES. The following is a general, abbreviated summary of certain of the provisions of the Pennsylvania tax code presently in effect as they directly govern the taxation of shareholders subject to Pennsylvania personal income tax. These provisions are subject to change by legislative or administration action, and any such change may be retroactive.

    Distributions paid by the Fund to shareholders will not be subject to the Pennsylvania personal income tax or the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by the Fund from its investments in (i) obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board of agency created by the Commonwealth of Pennsylvania or any public authority created by such political subdivision; and (ii) obligations of the United States, the interest and gains from which are statutorily free from state taxation in the Commonwealth. Distributions by the Fund to a Pennsylvania resident that are attributable to most other sources will not be exempt from the Pennsylvania personal income tax or (for residents of Philadelphia) the Philadelphia School District investment net income tax. Distributions paid by the Fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax.

    The Fund intends to invest primarily in obligations that produce interest exempt from federal and Pennsylvania taxes. If the Fund invests in obligations that pay interest that is not exempt for Pennsylvania purposes but is exempt for federal purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax.

    NEW YORK STATE AND LOCAL TAXES. The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

    Dividends paid by the Fund that are derived from interest on Municipal Securities issued by New York State and political subdivisions or any agency or instrumentality thereof which interest would be exempt from New York State tax if held by an individual, will be exempt from New York State and new York City personal income taxes, but not corporate franchise taxes. Other dividends and distributions from other Municipal Securities, U.S. Government obligations, taxable income and capital gains will not be exempt from New York State and New York City taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

    NEW JERSEY INCOME TAXES. The following is a general, abbreviated summary of certain of the provisions of the New Jersey tax code presently in effect as they directly govern the taxation of shareholders subject to New Jersey tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

    For purposes of this discussion of New Jersey taxation, it is assumed that the Fund will continue to qualify as a regulated investment company for federal tax purposes. Distributions paid by the Fund will not be subject to the New Jersey Gross Income Tax to the extent they are derived from interest income (and net gain, if any, from the disposition of New Jersey Securities) attributable to New Jersey Securities or direct obligations of the United States, its territories and certain of its agencies and instrumentalities ("Federal Securities") held by the Fund, either when received by the Fund or when credited or distributed to the investors, provided that the Fund meets the New Jersey requirements for a qualified investment fund by: 1) maintaining its registration as a registered investment company; 2) investing at least 80% of the aggregate principal amount of the Fund's investments, excluding cash and certain specified items, in New Jersey Securities or Federal Securities; and 3) investing 100% of its assets in interest bearing obligations, discount obligations, financial options, futures, forward contracts or similar financial instruments, and cash, including receivables. Gain on the disposition of Shares of the Fund is not subject to New Jersey Gross Income Tax, provided that the Fund meets the requirements for a qualified investment fund set forth above.

    For New Jersey Gross Investment Tax purposes, net income or gains and distributions derived from investments in other than New Jersey Securities and Federal Securities, and distributions from net realized capital gains in respect of such investments, would be taxable. Thus, while the Fund intends to invest primarily in obligations that produce interest exempt from the Fund intends to invest primarily in obligations that produce interest exempt from federal and New Jersey taxes, if the Fund invests in obligations that pay interest that is not exempt for New Jersey purposes but is exempt for federal purposes, a portion of the Fund's distributions would be subject to New Jersey tax.

    Shareholders should consult their tax advisors concerning the state and local tax consequences of investments in the Trust, which may differ from the federal income tax consequences described above.


                               FUND TRANSACTIONS



    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in fund securities. Subject to policies established by the Trustees, the Advisers and Sub-Adviser are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisers and Sub-Adviser generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.



    It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Funds' expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.



    For the fiscal years ended August 31, 1997, 1998, and 1999, the Funds paid no brokerage commissions.



    The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, a Fund's Adviser or Sub-Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis, and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.



    It is expected that the portfolio turnover rate will normally not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.



    For each of the fiscal years ending August 31, 1998 and 1999, the portfolio turnover rate for each of the following Funds was:



                                                                 TURNOVER RATE
                                                              -------------------
FUND                                                            1998       1999
----                                                          --------   --------
Intermediate-Term Municipal Bond Fund.......................    8.98%     30.25%
California Municipal Bond Fund..............................    0.00%    105.21%
Massachusetts Municipal Bond Fund...........................   11.35%     13.76%
New Jersey Municipal Bond Fund..............................    0.00%     25.41%
New York Municipal Bond Fund................................    0.92%     17.85%
Pennsylvania Municipal Bond Fund............................   26.85%     16.64%


------------------------


*  Not in operation during the period.



** Annualized


    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Advisers and Sub-Adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Advisers and Sub-Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser or Sub-Adviser. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the Advisers or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by an Adviser or Sub-Adviser under the Advisory or Sub-Advisory Agreements. If in the judgement of an Adviser or Sub-Adviser the Funds, or other accounts managed by the Adviser or Sub-Adviser, will be benefitted by supplemental research services, the Adviser or Sub-Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of an Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Advisers and Sub-Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Advisers or Sub-Adviser under the Advisory or Sub-Advisory Agreements, and the expenses of the Advisers and Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.


                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account the Class D and CNI Class distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Prospectuses for the Funds or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of a Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because, the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

                                5% SHAREHOLDERS


    As of December 2, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.



NAME AND ADDRESS OF SHAREHOLDER                               PERCENTAGE OF FUND
-------------------------------                               ------------------
INTERMEDIATE TERM MUNICIPAL FUND, CLASS A
  SEI Trust Company ........................................       78.40%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

CALIFORNIA MUNICIPAL BOND FUND, CLASS A
  SEI Trust Company ........................................       97.09%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

MASSACHUSETTS MUNICIPAL BON FUND, CLASS A
  SEI Trust Company ........................................       97.22%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

NEW JERSEY MUNICIPAL BOND FUND, CLASS A
  SEI Trust Company ........................................       92.39%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

NEW YORK MUNICIPAL BOND FUND, CLASS A
  SEI Trust Company ........................................       96.13%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

PENNSYLVANIA MUNICIPAL BOND FUND, CLASS A
  SEI Trust Company ........................................       97.49%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

PENNSYLVANIA MUNICIPAL BOND FUND, CLASS B
  Sheldon & Co. ............................................       57.99%
  c/o National City Bank
  P.O. Box 94984
  Cleveland, OH 44101-4984

NAME AND ADDRESS OF SHAREHOLDER                               PERCENTAGE OF FUND
-------------------------------                               ------------------
  SEI Trust Company ........................................       12.33%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

  Meg And Co. ..............................................       14.34%
  c/o United States National Bank
  Attn: Debbie Moraca
  P.O. Box 520
  Johnstown, PA 15907-0520

INSTITUTIONAL TAX FREE FUND, CLASS A
  General Accounting Department ............................       5.01%
  3COM Corporation
  5400 Bayfront Plaza
  MS3311
  Santa Clara, CA 95054-3600

  SEI Investments Inc. .....................................       7.20%
  Attn: Eileen Bonaduce
  P.O. Box 1100
  Oaks, PA 19456-1100

  Bank of America NA .......................................       8.77%
  Attn: Tony Farrer--Funds Accounting
  1401 Elm Street, 11th Floor
  Dallas, TX 75202-2958

  Fifth Third Bank .........................................       7.76%
  Attn: Jennifer Burrell
  38 Fountain Square
  Cincinnati, OH 45263-0001

  Muir & Co. ...............................................       10.09%
  c/o Frost National Bank
  P.O. Box 2479
  San Antonio, TX 78298-2479

  Kanaly Trust Company .....................................       8.42%
  Attn: Meghan Arnold
  4550 Post Oak Place, Suite 139
  Houston, TX 77027-3163

INSTITUTIONAL TAX FREE FUND, CLASS B
  SEI Trust Company ........................................       51.21%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

  Muir & Co. ...............................................       17.01%
  c/o Frost National Bank
  P.O. Box 2479
  San Antonio, TX 78298-2479

NAME AND ADDRESS OF SHAREHOLDER                               PERCENTAGE OF FUND
-------------------------------                               ------------------
  Oltrust & Co. ............................................       9.10%
  c/o Old National Bank of Evansville
  Attn: David Crow
  P.O. Box 207
  Evansville, IN 47702-0207

  CENCO ....................................................       10.17%
  c/o Compass Bank
  Attn: Bobby Morris
  P.O. Box 10566
  Birmingham, AL 35296-0001

INSTITUTIONAL TAX FREE FUND, CLASS C
  First Victoria National Bank .............................       7.68%
  Attn: Grace Pantel
  P.O. Box 1338
  Victoria, TX 77902-1338

  Progress Bank ............................................       10.94%
  Attn: Marge McAleer
  4 Sentry Parkway
  P.O. Box 3036
  Blue Bell, PA 19422-0764

  First Security Bank of Utah NA ...........................       69.97%
  Cash Management (Cash Sweep Account)
  Attn: Bill Wilcox
  61 South Main Street
  Salt Lake City, UT 84111-1909

TAX FREE FUND, CLASS A
  Naidot & Co. .............................................       25.43%
  c/o Bessemer Trust Company
  Attn: Peter Scully
  630 Fifth Avenue, 38th Floor
  New York, New York 10111-0100

  SEI Trust Company ........................................       36.36%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

  EAMCO ....................................................       5.00%
  c/o Riggs Bank N.A.
  Attn: Pat Murrell
  5700 Rivertech Court R5300
  Riverdale, MD20737-1250

  Smith & Co. ..............................................       9.43%
  c/o First Security Bank of Utah
  Attention: Rick Parr
  P.O. Box 30007
  Salt Lake City, UT 84130-0007

NAME AND ADDRESS OF SHAREHOLDER                               PERCENTAGE OF FUND
-------------------------------                               ------------------
CALIFORNIA TAX EXEMPT FUND, CLASS A
  SAFECO ...................................................       5.63%
  California Tax Free Inc Fund
  1776 Heritage Drive
  North Quincy, MA 02171-02119

  Bank of America NA .......................................       44.89%
  Attn: Tony Farrer--Funds Accounting
  1401 Elm Street, 11th Floor
  Dallas, TX 75202-2958

  SEI Trust Company ........................................       41.74%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

CALIFORNIA TAX EXEMPT FUND, CLASS B
  Modesto Commerce Bank ....................................       99.30%
  1623 J Street
  Modesto, CA 95354-1126

PENNSYLVANIA TAX FREE FUND, CLASS A
  Commonwealth of Pennsylvania .............................       27.42%
  J. Robert Hawkins
  Finance Building
  Room 126
  Harrisburg, PA 17120

  The Farmers Company ......................................       25.36%
  c/o Farmers First Bank--Lititz
  Attn: Wendy Basehoar
  P.O. Box 1000
  Lititz, PA 17543-7000

  The Fulton Company .......................................       33.76%
  c/o Fulton Bank Trust Dept.
  Attn: Dennis Patrick
  One Penn Square
  Lancaster, PA 17602-2853

                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


                                    EXPERTS



    The financial statements incorporated by reference into this Statement of Additional Information have been audited by Arthur Andersen LLP, independent accountants, as indicated in their report dated October 8, 1999, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing and in giving said report.


                                 LEGAL COUNSEL


    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.



                              FINANCIAL STATEMENTS



    The Trust's financial statements for the fiscal year ended August 31, 1999, including notes thereto and the report of the Arthur Andersen LLP thereon, are herein incorporated by reference from the Trust's 1999 Annual Report. A copy of the 1999 Annual Report must accompany the delivery of this Statement of Additional Information.

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:

        (a)(1)     Registrant's Declaration of Trust is incorporated herein by reference to
                     Exhibit 1(a) of Post Effective Amendment No. 41 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
        (a)(2)     Amendment to the Registrant's Declaration of Trust, dated July 30, 1982, is incorporated herein by reference to Exhibit 1(b) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.
        (a)(3)     Amendment to the Registrant's Declaration of Trust, dated May 23, 1986, is incorporated herein by reference to Exhibit 1(c) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.
        (a)(4)     Amendment to the Registrant's Declaration of Trust, dated April 8, 1987, is incorporated herein by reference to Exhibit 1(d) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.
        (a)(5)     Amendment to the Registrant's Declaration of Trust, dated December 23, 1988, is incorporated herein by reference to Exhibit 1(e) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.
        (a)(6)     Amendment to the Registrant's Declaration of Trust, dated June 16, 1989, is incorporated herein by reference to Exhibit 1(f) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.
        (a)(7)     Amendment to the Registrant's Declaration of Trust, dated July 5, 1989, is incorporated herein by reference to Exhibit 1(g) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.
        (a)(8)     Amendment to the Registrant's Declaration of Trust, dated November 15, 1989, is incorporated herein by reference to Exhibit 1(h) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.
        (b)(1)     Registrant's By-Laws are incorporated herein by reference to Exhibit 2(a) of
                     Post Effective Amendment No. 41 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (b)(2)     Amended By-Laws are incorporated herein by reference to Exhibit 2(b) of Post
                     Effective Amendment No. 41 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (c)        Not Applicable.
        (d)(1)     Investment Advisory Agreement with Weiss, Peck and Greer Advisers, Inc. is incorporated herein by reference to Exhibit 5(a) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.

        (d)(2)     Investment Advisory Agreement with Bessemer Trust Company is incorporated by reference to Exhibit 5(b) as filed with Post Effective Amendment No. 19 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) as
                     previously filed with the Securities and Exchange Commission.
        (d)(3)     Investment Advisory Agreement with First National Bank in Wichita (now
                     INTRUST Bank, NA in Wichita) is incorporated by reference to Exhibit 5(c)
                     as filed with Post Effective Amendment No. 29 to Registrant's Registration
                     Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                     Exchange Commission on December 28, 1990.
        (d)(4)     Investment Advisory Agreement with Woodbridge Capital Management, Inc. is incorporated by reference to Exhibit 5(d) as filed with Post Effective
                     Amendment No. 35 to Registrant's Registration on Form N-1A (File
                     No. 2-76990) as previously filed with the Securities and Exchange
                     Commission.
        (d)(5)     Investment Advisory Agreement with State Street Bank and Trust Company is incorporated by reference to Exhibit 5(e) as filed with Post Effective
                     Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) as previously filed with the Securities and Exchange
                     Commission.
        (d)(6)     Schedule E dated August 5, 1992 to Investment Advisory Agreement with Weiss,
                     Peck & Greer Advisers, Inc. is incorporated by reference to Exhibit 5(f)
                     as filed with Post Effective Amendment No. 32 to Registrant's Registration
                     Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                     Exchange Commission on August 17, 1992 (adding Bainbridge Tax Exempt
                     Portfolio).
        (d)(7)     Schedule G, dated December 10, 1993, to Investment Advisory Agreement with
                     Weiss, Peck & Greer Advisers, Inc. (adding Intermediate-Term Municipal,
                     California Intermediate-Term Municipal, and New York Intermediate-Term
                     Municipal Portfolios) is incorporated herein by reference to Exhibit 5(g)
                     of Post Effective Amendment No. 41 to Registrant's Registration Statement
                     on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (d)(8)     Schedule H, dated March 8, 1994, to Investment Advisory Agreement with
                     Weiss, Peck & Greer Advisers, Inc. (adding Institutional Tax Free,
                     Pennsylvania Tax Free, California Tax Exempt, Bainbridge and Tax Free
                     Portfolios) is incorporated herein by reference to Exhibit 5(h) of Post
                     Effective Amendment No. 41 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (d)(9)     Investment Advisory Agreement with Morgan Grenfell Capital Management, Inc., is incorporated herein by reference to Exhibit 5(i) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.
        (d)(10)    Investment Advisory Agreement with SEI Financial Management Corporation, is incorporated herein by reference to Exhibit 5(j) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.
        (d)(11)    Investment Sub-Advisory Agreement with Standish, Ayer & Wood, Inc., is incorporated herein by reference to Exhibit 5(k) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.
        (e)        Distribution Agreement is incorporated herein by reference to Exhibit 6 of
                     Post Effective Amendment No. 41 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.

        (f)        Not Applicable.
        (g)        Custodian Agreement is incorporated herein by reference to Exhibit 8 of Post
                     Effective Amendment No. 41 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (h)(1)     Management Agreement is incorporated herein by reference to Exhibit 9(a) of
                     Post Effective Amendment No. 41 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (h)(2)     Schedule E dated August 5, 1992 to Management Agreement is incorporated by reference to Exhibit 9(b) as filed with Post Effective Amendment No. 32 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding
                     Massachusetts Intermediate-Term Municipal Portfolio).
        (h)(3)     Schedule F dated August 5, 1992 to Management Agreement is incorporated by reference to Exhibit 9(c) as filed with Post Effective Amendment No. 32 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding
                     Bainbridge Tax Exempt Portfolio).
        (h)(4)     Schedule G, dated October 29, 1993, to Management Agreement (adding
                     Pennsylvania Tax Free Portfolio) is incorporated herein by reference to
                     Exhibit 9(d) of Post Effective Amendment No. 41 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
        (h)(5)     Schedule H, dated October 29, 1993, to Management Agreement (adding New York
                     Intermediate-Term Municipal Portfolio) is incorporated herein by reference to Exhibit 9(e) of Post Effective Amendment No. 41 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
        (h)(6)     Schedule I, dated October 29, 1993, to Management Agreement (adding
                     California Intermediate-Term Municipal Portfolio) is incorporated herein by reference to Exhibit 9(f) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (h)(7)     Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI Fund Resources,
                     is incorporated herein by reference to Exhibit 9(g) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.
        (i)        Opinion and Consent of Counsel is filed herewith.
        (j)        Consent of Independent Public Accountants is filed herewith.
        (k)        Not Applicable.
        (l)        Not Applicable.
        (m)(1)     Distribution Plan is incorporated herein by reference to Exhibit 15(a) of
                     Post Effective Amendment No. 41 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (m)(2)     Distribution Plan for Kansas Tax Free Income Portfolio Class B is
                     incorporated by reference to Exhibit 15(b) as filed with Post Effective
                     Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     October 9, 1990.

        (m)(3)     Distribution Plan for Class D shares (formerly, ProVantage Funds) is incorporated herein by reference to Exhibit 15(c) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.
        (m)(4)     Distribution Plan for Class C shares of California Tax Exempt Portfolio and
                     Institutional Tax Free Portfolio is incorporated herein by reference to
                     Exhibit 15(d) of Post Effective Amendment No. 41 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
        (m)(5)     Amended and Restated Class D Distribution Plan is incorporated herein by reference to Exhibit 15(e) of Post Effective Amendment No. 40 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 23, 1996.
        (m)(6)     Class G Distribution Plan incorporated herein by reference to Exhibit 15(f)
                     of Post Effective Amendment No. 40 to Registrant's Registration Statement
                     on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 23, 1996.
        (n)        Not Applicable.
        (o)(1)     Rule 18f-3 Plan is incorporated herein by reference to Exhibit 18(a) of Post
                     Effective Amendment No. 38 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on October 30, 1995.
        (o)(2)     Amendment No. 1 to Rule 18f-3 Plan relating to Class A, B, C, D and G shares is incorporated herein by reference to Exhibit 18(b) of Post Effective
                     Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on
                     December 23, 1996.
        (p)        To be filed by later amendment.
        (q)        Powers of Attorney for Robert A. Nesher, Mark E. Nagle, William M. Doran,
                     F. Wendell Gooch, James M. Storey, Edward D. Loughlin and George J.
                     Sullivan, Jr., are filed herewith.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    None.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

WEISS, PECK & GREER L.L.C.

    The principal address of Weiss, Peck & Greer L.L.C. is One New York Plaza, New York, NY 10004. Weiss, Peck & Greer L.L.C. is an investment adviser registered under the Advisers Act.


        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Stephen Henry Weiss                WPG Fund & Tudor Fund                   Sr. E.V.P. and Chairman
  Chairman of the Executive        Weiss, Peck & Greer Funds Trust         Sr. E.V.P. and Chairman
  Committee, Member                WPG Growth Fund                         Sr. E.V.P. and Chairman
  Managing Board                   WPG International Fund                  Sr. E.V.P. and Chairman

Phillip Greer                                        --                                      --
  Senior Managing Principal,
  Member Managing Board

Roger James Weiss                  WPG & Tudor Fund                        Chairman
  Senior Managing Principal,       Weiss, Peck & Greer Funds Trust         Chairman
  Member Managing Board            WPG Growth Fund                         Chairman

                                   WPG International Fund                  Chairman

Mitchell E. Cantor                                   --                                      --
  Principal, Member
  Managing Board

Gill Rudy Cogan                                      --                                      --
  Principal, Member
  Managing Board

Ronald Monroe Hoffner                                --                                      --
  Principal, Chief Financial
  Officer

Cornelis T. L. Korthout                              --                                      --
  Member, Executive Committee

Wesley Warren Lang, Jr.                              --                                      --
  Principal

Haakan Sub L.P.                                      --                                      --

Mulco Sub L.P.                                       --                                      --

Richard S. Pollack                                   --                                      --
  Principal/General Counsel

Daeninck, Gery A.M.J.                                --                                      --
  Member, Managing Board

Korteweg, Pieter                                     --                                      --
  Member, Managing Board

Jacob J. Van Duijin                                  --                                      --
  Member, Managing Board

Willem P.M. van der Schoot                           --                                      --
  Member, Managing Board

SEI INVESTMENTS MANAGEMENT CORPORATION

    The principal address of SEI Investment Management Corporation ("SIMC") is Oaks, PA 19456. SIMC is an investment adviser registered under the Advisers Act.


        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Alfred P. West, Jr.                SEI Investments Company                 Chairman, CEO
  Chairman, CEO, Director
                                   SEI Investments Distribution Co.        Director, Chairman of the Board of
                                                                             Directors

                                   SEI Inc. (Canada)                       Director

                                   SEI Ventures, Inc.                      Director, Chairman, President

                                   SEI Funds, Inc.                         CEO, Chairman of the Board of
                                                                             Directors

                                   Rembrandt Financial Services Company    Chairman of the Board of Directors

                                   SEI Global Investment Corp.             Director, CEO, Chairman

                                   SEI Investments Global Management       Chairman, CEO
                                     (Cayman), Limited

                                   SEI Capital AG                          Director, Chairman of the Board

                                   SEI Global Capital Investments, Inc.    Director, CEO, Chairman

                                   CR Financial Services Company           Director, Chairman of the Board

                                   CR Capital Resources, Inc.              Director, Chairman of the Board

                                   SEI Investments Mutual Fund Services    Chairman, CEO

                                   SEI Investments Fund Management         Chairman, CEO

                                   SEI Global Holdings (Cayman) Inc.       Chairman, CEO

                                   SEI Investments De Mexico               Director

                                   SEI Asset Korea                         Director

Carmen V. Romeo                    SEI Investments Company                 Director, Executive Vice President,
  Executive Vice President,                                                  President-Investment Advisory Group
  Director
                                   SEI Investments Distribution Co.        Director

                                   SEI Trust Company                       Director

                                   SEI Investments, Inc.                   Director, President

                                   SEI Investments Developments, Inc.      Director, President

                                   SEI Funds, Inc.                         Director, Executive Vice President

                                   Rembrandt Financial Services Company    Director, Executive Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
                                   SEI Global Capital Investments, Inc.    Executive Vice President

                                   SEI Primus Holding Corp.                Director, President

                                   CR Financial Services Company           Director

                                   CR Capital Resources, Inc.              Director

                                   SEI Investments Mutual Fund Services    Executive Vice President

                                   SEI Investments Fund Management         Executive Vice President

Richard B. Lieb                    SEI Investments Company                 Director, Executive Vice President,
  Director, Executive Vice                                                   President-Investment Systems &
  President                                                                  Services Division
                                   SEI Investments Distribution Co.        Director, Executive Vice President

                                   SEI Trust Company                       Director, Chairman of the Board

                                   SEI Investments-Global Fund Services    Director
                                     Limited

                                   CR Capital Resources, Inc.              Director

                                   SEI Investments Mutual Fund Services    Executive Vice President

                                   SEI Investments Fund Management         Executive Vice President

Edward Loughlin                    SEI Investments Company                 Executive Vice President,
  Executive Vice President                                                   President-Asset Management Division
                                   SEI Trust Company                       Director

                                   SEI Insurance Group, Inc.               Director, President, Secretary

                                   SEI Funds, Inc.                         Executive Vice President

                                   SEI Advanced Capital Management, Inc.   Director, President

                                   SEI Investments Mutual Fund Services    Executive Vice President

                                   SEI Investments Fund Management         Executive Vice President

                                   Primus Capital Advisors Company         Director

Dennis J. McGonigle                SEI Investments Company                 Executive Vice President
  Executive Vice President
                                   SEI Investments Distribution Co.        Executive Vice President

                                   SEI Investments Mutual Fund Services    Senior Vice President

                                   SEI Investments Fund Management         Senior Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Michael Arizin                                       --                                      --
  Senior Vice President, Managing
  Director

Ed Daly                                              --                                      --
  Senior Vice President, Managing
  Director

Leo J. Dolan, Jr.                  SEI Distribution Co.                    Senior Vice President
  Senior Vice President
                                   Rembrandt Financial Services Company    Senior Vice President

                                   SEI Investments Mutual Fund Services    Senior Vice President

                                   SEI Investments Fund Management         Senior Vice President

Mick Duncan                        SEI Investments Mutual Fund Services    Vice President, Team Leader
  Senior Vice President, Managing
  Director
                                   SEI Investments Fund Management         Vice President, Team Leader

Carl A. Guarino                    SEI Investments Company                 Senior Vice President
  Senior Vice President
                                   SEI Investments Distribution Company    Senior Vice President

                                   Rembrandt Financial Services Company    Director, Vice President

                                   SEI Global Investments Corp.            Senior Vice President

                                   SEI Global Investments (Cayman)         Director
                                     Limited

                                   SEI Investments Global, Limited         Director

                                   SEI Global Holdings (Cayman) Inc.       Director

                                   SEI Investments Argentina S.A.          Director

                                   SEI Investments De Mexico               Director

                                   SEI Investments (Europe) Ltd.           Director

Larry Hutchison                    SEI Investments Distribution Co.        Senior Vice President
  Senior Vice President

Robert S. Ludwig                   SEI Funds, Inc.                         Vice President
  Senior Vice President, CIO
                                   SEI Investments Mutual Fund Services    Vice President, Team Leader

                                   SEI Investments Fund Management         Vice President, Team Leader

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Jack May                           SEI Investments Distribution Co.        Senior Vice President
  Senior Vice President

James V. Morris                                      --                                      --
  Senior Vice President, Managing
  Director

Steve Onofrio                                        --                                      --
  Senior Vice President, Managing
  Director

Kevin P. Robins                    SEI Investments Company                 Senior Vice President, General
  Senior Vice President, General                                             Counsel, Assistant Secretary
  Counsel, Secretary
                                   SEI Investments Distribution Co.        Senior Vice President, General
                                                                             Counsel, Secretary

                                   SEI Inc. (Canada)                       Senior Vice President, General
                                                                             Counsel, Secretary

                                   SEI Trust Company                       Director, Senior Vice President,
                                                                             General Counsel, Assistant Secretary

                                   SEI Investments, Inc.                   Senior Vice President, General
                                                                             Counsel, Secretary

                                   SEI Ventures, Inc.                      Senior Vice President, General
                                                                             Counsel, Secretary

                                   SEI Investments Developments, Inc.      Senior Vice President, General
                                                                             Counsel, Secretary

                                   SEI Insurance Group, Inc.               Senior Vice President, General Counsel

                                   SEI Funds, Inc.                         Senior Vice President, General
                                                                             Counsel, Secretary

                                   Rembrandt Financial Services Company    Vice President, Assistant Secretary

                                   SEI Global Investments Corp.            Senior Vice President, General
                                                                             Counsel, Secretary

                                   SEI Advanced Capital Management, Inc.   Senior Vice President, General
                                                                             Counsel, Secretary

                                   SEI Global Capital Investments Inc.     Senior Vice President, General
                                                                             Counsel, Secretary

                                   SEI Primus Holding Corp.                Senior Vice President, General
                                                                             Counsel, Secretary

                                   CR Financial Services Company           Senior Vice President, General
                                                                             Counsel, Secretary

                                   CR Capital Resources, Inc.              Senior Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
                                   SEI Investments Mutual Fund Services    Senior Vice President, General
                                                                             Counsel, Secretary

                                   SEI Investments Fund Management         Senior Vice President, General
                                                                             Counsel, Secretary

                                   SEI Global Holdings (Cayman) Inc.       Director, General Counsel, Secretary

Kenneth Zimmer                                       --                                      --
  Senior Vice President, Managing
  Director

Robert Aller                       SEI Investments Distribution Company    Vice President
  Vice President

Timothy D. Barto                   SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary
                                   SEI Investments Distribution Company    Vice President, Assistant Secretary

                                   SEI Investments, Inc.                   Vice President, Assistant Secretary

                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary

                                   SEI Investments Developments, Inc.      Vice President, Assistant Secretary

                                   SEI Funds, Inc.                         Vice President, Assistant Secretary

                                   SEI Global Investments Corp.            Vice President, Assistant Secretary

                                   SEI Advanced Capital Management, Inc.   Vice President, Assistant Secretary

                                   SEI Global Capital Investments, Inc.    Vice President, Assistant Secretary

                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary

                                   SEI Investments Mutual Fund Services    Vice President, Assistant Secretary

                                   SEI Investments Fund Management         Vice President, Assistant Secretary

Jay Brown                                            --                                      --
  Vice President

Todd Cipperman                     SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary
                                   SEI Investments Distribution Co.        Vice President, Assistant Secretary

                                   SEI Trust Company                       Vice President, Assistant Secretary

                                   SEI Investments, Inc.                   Vice President, Assistant Secretary

                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary

                                   SEI Developments, Inc.                  Vice President, Assistant Secretary

                                   SEI Funds, Inc.                         Vice President, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
                                   Rembrandt Financial Services Company    Vice President, Assistant Secretary

                                   SEI Global Investments Corp.            Vice President, Assistant Secretary

                                   SEI Advanced Capital Management, Inc.   Director, Vice President, Assistant
                                                                             Secretary

                                   SEI Investments Global (Cayman),        Director, Vice President, Assistant
                                     Limited                                 Secretary

                                   SEI Global Capital Investments, Inc.    Vice President, Assistant Secretary

                                   SEI Investments Global, Limited         Director

                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary

                                   SEI Investments Mutual Fund Services    Vice President, Assistant Secretary

                                   SEI Investments Fund Management         Vice President, Assistant Secretary

                                   SEI Global Holdings (Cayman) Inc.       Director, Vice President, Assistant
                                                                             Secretary

                                   SEI Investments (Europe) Ltd.           Director

S. Courtney E. Collier             SEI Investments Distribution Co.        Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary
                                   SEI Trust Company                       Vice President, Assistant Secretary

                                   SEI Investments, Inc.                   Vice President, Assistant Secretary

                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary

                                   SEI Investments Developments, Inc.      Vice President, Assistant Secretary

                                   SEI Funds, Inc.                         Vice President, Assistant Secretary

                                   SEI Global Investments Corp.            Vice President, Assistant Secretary

                                   SEI Advanced Capital Management, Inc.   Vice President, Assistant Secretary

                                   SEI Global Capital Investments, Inc.    Vice President, Assistant Secretary

                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary

                                   SEI Investments Mutual Fund Services    Vice President, Assistant Secretary

                                   SEI Investments Fund Management         Vice President, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Robert Crudup                      SEI Investments Distribution Company    Vice President, Managing Director
  Vice President, Managing
  Director
                                   SEI Investments Mutual Fund Services    Vice President, Managing Director

                                   SEI Investments Fund Management         Vice President, Managing Director

Richard A. Deak                    SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary
                                   SEI Investments Distribution Company    Vice President, Assistant Secretary

                                   SEI Trust Company                       Vice President, Assistant Secretary

                                   SEI Investments, Inc.                   Vice President, Assistant Secretary

                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary

                                   SEI Investments Developments, Inc.      Vice President, Assistant Secretary

                                   SEI Funds, Inc.                         Vice President, Assistant Secretary

                                   SEI Global Investments Corp.            Vice President, Assistant Secretary

                                   SEI Advanced Capital Management, Inc.   Vice President, Assistant Secretary

                                   SEI Global Capital Investments, Inc.    Vice President, Assistant Secretary

                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary

                                   SEI Investments Mutual Fund Services    Vice President, Assistant Secretary

                                   SEI Investments Fund Management         Vice President, Assistant Secretary

Melissa Doran Rayer                                  --                                      --
  Vice President

Michael Farrell                                      --                                      --
  Vice President

James R. Foggo                     SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary
                                   SEI Investments Distribution Company    Vice President, Assistant Secretary

                                   SEI Trust Company                       Vice President, Assistant Secretary

                                   SEI Investments, Inc.                   Vice President, Assistant Secretary

                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary

                                   SEI Investments Developments, Inc.      Vice President, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
                                   SEI Funds, Inc.                         Vice President, Assistant Secretary

                                   SEI Global Investments Corp.            Vice President, Assistant Secretary

                                   SEI Advanced Capital Management Inc.    Vice President, Assistant Secretary

                                   SEI Global Capital Investments, Inc.    Vice President, Assistant Secretary

                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary

                                   SEI Investments Mutual Fund Services    Vice President, Assistant Secretary

                                   SEI Investments Fund Management         Vice President, Assistant Secretary

Vic Galef                          SEI Investments Distribution Company    Vice President, Managing Director
  Vice President, Managing
  Director
                                   SEI Investments Mutual Fund Services    Vice President, Managing Director

                                   SEI Investments Fund Management         Vice President, Managing Director

Lydia A. Gavalis                   SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary
                                   SEI Investments Distribution Company    Vice President, Assistant Secretary

                                   SEI Trust Company                       Vice President, Assistant Secretary

                                   SEI Investments, Inc.                   Vice President, Assistant Secretary

                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary

                                   SEI Investments Developments, Inc.      Vice President, Assistant Secretary

                                   SEI Funds, Inc.                         Vice President, Assistant Secretary

                                   SEI Global Investments Corp.            Vice President, Assistant Secretary

                                   SEI Advanced Capital Management, Inc.   Vice President, Assistant Secretary

                                   SEI Global Capital Investments, Inc.    Vice President, Assistant Secretary

                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary

                                   SEI Investments Mutual Fund Services    Vice President, Assistant Secretary

                                   SEI Investments Fund Management         Vice President, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Greg Gettinger                     SEI Investments Company                 Vice President
  Vice President
                                   SEI Investments Distribution Company    Vice President

                                   SEI Trust Company                       Vice President

                                   SEI Investments, Inc.                   Vice President

                                   SEI Ventures, Inc.                      Vice President

                                   SEI Investments Developments, Inc.      Vice President

                                   SEI Funds, Inc.                         Vice President

                                   SEI Global Investments Corp.            Vice President

                                   SEI Advanced Capital Management, Inc.   Vice President

                                   SEI Global Capital Investments, Inc.    Vice President

                                   SEI Primus Holding Corp.                Vice President

                                   SEI Investments Mutual Fund Services    Vice President

                                   SEI Investments Fund Management         Vice President

Susan R. Hartley                                     --                                      --
  Vice President

Kathy Heilig                       SEI Inc. (Canada)                       Vice President, Treasurer
  Vice President, Treasurer
                                   SEI Investments Company                 Vice President, Treasurer, Chief
                                                                             Accounting Officer

                                   SEI Investments Distribution Company    Vice President

                                   SEI Trust Company                       Vice President, Treasurer

                                   SEI Ventures, Inc                       Vice President, Treasurer

                                   SEI Insurance Group, Inc.               Vice President, Treasurer

                                   SEI Realty Capital Corporation          Vice President, Treasurer

                                   Rembrandt Financial Services Company    Vice President, Treasurer

                                   SEI Global Investments Corp.            Director, Vice President, Treasurer

                                   SEI Advanced Capital Management, Inc.   Director, Vice President, Treasurer

                                   SEI Investments Global (Cayman),        Vice President, Treasurer
                                     Limited

                                   CR Capital Resources, Inc.              Vice President, Treasurer

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
                                   SEI Investments Mutual Fund Services    Vice President, Treasurer

                                   SEI Investments Fund Management         Vice President, Treasurer

                                   SEI Global Holdings (Cayman) Inc.       Vice President, Treasurer

Kim Kirk                           SEI Investments Distribution Company    Vice President, Managing Director
  Vice President, Managing
  Director
                                   SEI Investments-Global Fund Services    Director
                                     Limited

                                   SEI Investments Mutual Fund Services    Vice President, Managing Director

                                   SEI Investments Fund Management         Vice President, Managing Director

John Krzeminski                    SEI Investments Distribution Company    Vice President, Managing Director
  Vice President, Managing
  Director
                                   SEI Investments Mutual Fund Services    Vice President, Managing Director

                                   SEI Investments Fund Management         Vice President, Managing Director

Vicki Malloy                       SEI Investments Mutual Fund Services    Vice President, Team Leader
  Vice President, Managing
  Director
                                   SEI Investments Fund Management         Vice President, Team Leader

Christine M. McCullough            SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary
                                   SEI Investments Distribution Company    Vice President, Assistant Secretary

                                   SEI Investments, Inc.                   Vice President, Assistant Secretary

                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary

                                   SEI Investments Developments, Inc.      Vice President, Assistant Secretary

                                   SEI Funds, Inc.                         Vice President, Assistant Secretary

                                   SEI Global Investments Corp.            Vice President, Assistant Secretary

                                   SEI Advanced Capital Management, Inc.   Vice President, Assistant Secretary

                                   SEI Global Capital Investments, Inc.    Vice President, Assistant Secretary

                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
                                   SEI Investments Mutual Fund Services    Vice President, Assistant Secretary

                                   SEI Investments Fund Management         Vice President, Assistant Secretary

Carolyn McLaurin                   SEI Investments Distribution Company    Vice President, Managing Director
  Vice President, Managing
  Director
                                   SEI Investments Mutual Fund Services    Vice President, Managing Director

                                   SEI Investments Fund Management         Vice President, Managing Director

Mary Jean Melair                                     --                                      --
  Vice President

Roger Messina                                        --                                      --
  Vice President

Cynthia M. Parish                  SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary
                                   SEI Investments Distribution Company    Vice President, Assistant Secretary

                                   SEI Trust Company                       Vice President, Assistant Secretary

                                   SEI Investments, Inc.                   Vice President, Assistant Secretary

                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary

                                   SEI Investments Developments, Inc.      Vice President, Assistant Secretary

                                   SEI Funds, Inc.                         Vice President, Assistant Secretary

                                   Rembrandt Financial Services Company    Vice President, Assistant Secretary

                                   SEI Global Investments Corp.            Vice President, Assistant Secretary

                                   SEI Advanced Capital Management, Inc.   Vice President, Assistant Secretary

                                   SEI Global Capital Investments, Inc.    Vice President, Assistant Secretary

                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary

                                   SEI Investments Mutual Fund Services    Vice President, Assistant Secretary

                                   SEI Investments Fund Management         Vice President, Assistant Secretary

                                   SEI Global Holdings (Cayman) Inc.       Vice President, Assistant Secretary

                                   SEI Investments (Europe) Ltd.           Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Robert Prucnal                                       --                                      --
  Vice President

Edward T. Searle                   SEI Investments Distribution Company    Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant Secretary

                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary

                                   SEI Investments Developments, Inc.      Vice President, Assistant Secretary

                                   SEI Funds, Inc.                         Vice President, Assistant Secretary

                                   SEI Global Investments Corp.            Vice President, Assistant Secretary

                                   SEI Advanced Capital Management, Inc.   Vice President, Assistant Secretary

                                   SEI Global Capital Investments, Inc.    Vice President, Assistant Secretary

                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary

                                   SEI Investments Mutual Fund Services    Vice President, Assistant Secretary

                                   SEI Investments Fund Management         Vice President, Assistant Secretary

Daniel Spaventa                    SEI Investments Distribution Company    Vice President
  Vice President

Kathryn L. Stanton                 SEI Investments Company                 Vice President
  Vice President
                                   SEI Investments Distribution Co.        Vice President

                                   CR Financial Services Company           Secretary, Treasurer

                                   CR Capital Resource, Inc.               Secretary

                                   SEI Investments Mutual Fund Services    Vice President

                                   SEI Investments Fund Management         Vice President

Lynda J. Striegel                  SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary
                                   SEI Investments Distribution Company    Vice President, Assistant Secretary

                                   SEI Investments, Inc.                   Vice President, Assistant Secretary

                                   SEI Trust Company                       Vice President, Assistant Secretary

                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary

                                   SEI Investments Developments, Inc.      Vice President, Assistant Secretary

                                   SEI Funds, Inc.                         Vice President, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
                                   SEI Global Investments Corp.            Vice President, Assistant Secretary

                                   SEI Advanced Capital Management, Inc.   Vice President, Assistant Secretary

                                   SEI Global Capital Investments, Inc.    Vice President, Assistant Secretary

                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary

                                   SEI Investments Mutual Fund Services    Vice President, Assistant Secretary

                                   SEI Investments Fund Management         Vice President, Assistant Secretary

Mary Vogan                                           --                                      --
  Vice President

Raymond B. Webster                                   --                                      --
  Vice President

Susan R. West                                        --                                      --
  Vice President, Managing
  Director

Lori L. White                      SEI Investments Distribution Co.        Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary
                                   SEI Trust Company                       Vice President, Assistant Secretary

                                   SEI Investments, Inc.                   Vice President, Assistant Secretary

                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary

                                   SEI Investments Developments, Inc.      Vice President, Assistant Secretary

                                   SEI Funds, Inc.                         Vice President, Assistant Secretary

                                   SEI Global Investments Corp.            Vice President, Assistant Secretary

                                   SEI Advanced Capital Management, Inc.   Vice President, Assistant Secretary

                                   SEI Global Capital Investments, Inc.    Vice President, Assistant Secretary

                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary

                                   SEI Investments Mutual Fund Services    Vice President, Assistant Secretary

                                   SEI Investments Fund Management         Vice President, Assistant Secretary

Mark S. Wilson                                       --                                      --
  Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Wayne M. Withrow                   SEI Investments Distribution Co.        Vice President, Managing Director
  Vice President, Managing
  Director
                                   SEI Investments Mutual Fund Services    Vice President, Managing Director

                                   SEI Investments Fund Management         Vice President, Managing Director



DEUTSCHE ASSET MANAGEMENT INC.



    The principal address of Deutsche Asset Management Inc. ("DAM") is 885 Third Avenue, 32nd Floor, New York, NY 10022. DAM is an investment adviser registered under the Advisers Act.


        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
David Westover Baldt               Morgan Grenfell Asset Management        Director
  Director, Exec. Vice President     Limited

Joan Anne Binstock                                   --                                      --
  Secretary, Treasurer, Director

Michael Bullock                    Morgan Grenfell Investment Services     Chairman, Chief Investment Officer
  Chairman

                                   Morgan Grenfell Asset Management and    Director
                                     Subsidiaries

                                   Morgan Grenfell Small Cap Fund, Inc.    Chairman, Director

Deutsche Bank, AG                                    --                                      --
  Indirect Owner

Deutsche Morgan Grenfell Group                       --                                      --
  Indirect Owner

Audrey Mary Theresa Jones                            --                                      --
  Director, Executive Vice
  President

James Edward Minnick               Morgan Grenfell Asset Management        Director
  President, Director

                                   Morgan Grenfell Investment Trust        President, Trustee

                                   The Morgan Grenfell SMALL Cap Fund,     President, Director
                                     Inc.

                                   SEI Investments Distribution Corp.      Registered Representative

Morgan Grenfell Asset Management                     --                                      --
  Holdings, BV
  Owner

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Morgan Grenfell Asset Management                     --                                      --
  Limited
  Indirect Owner

STANDISH, AYER & WOOD, INC.

    The principal address of Standish, Ayer & Wood, Inc. is One Financial Center, Suite 26, Boston, Massachusetts 02111. Standish, Ayer & Wood, Inc. is an investment adviser registered under the Advisers Act.


        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Edward Homer Ladd                  Standish International Management       Director
  Chairman/Managing Director         Company, L.P.
                                   Standish Equity Investments, Inc.       Director

                                   Greylock Management                     Director

                                   Harvard Management                      Director

                                   New England Electric System             Director

George Webb Noyes                  Standish International Management       Director
  CEO, President/ Managing           Company, L.P.
  Director
                                   Standish Equity Investments, Inc.       Director

                                   Standish Fund Distributors, L.P.        Registered Representative

Davis Barr Clayson                 Standish International Management       Chairman, Director
  Director, Vice President           Company, L.P.
                                   Standish Equity Investments, Inc.       Director

                                   CareGroup, Inc.                         Director

                                   Pathway Health Network, Inc.            Director

Dolores Stand Driscoll             Standish International Management       Director
  Managing Director, Vice            Company, L.P.
  President
                                   Standish Equity Investments, Inc.       Director

                                   Assembly Guidance Systems, Inc.         Director

Maria Dulce Furman                 Standish Equity Investments, Inc.       Director
  Managing Director, Vice
  President

Richard Sands Wood                 Standish International Management       Executive Vice President, Director
  Managing Director, Vice            Company, L.P.
  President, Secretary
                                   Standish Equity Investments, Inc.       Director

                                   Standish Fund Distributors, L.P.        Registered Representative

Caleb Frederick Aldrich            Standish Equity Investments, Inc.       Treasurer
  Managing Director, Vice
  President

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
                                   Standish Fund Distributors, L.P.        Registered Representative

Ralph Stewart Tate                 Standish International Management       President
  Managing Director, Vice            Company, L.P.
  President
                                   Standish Equity Investments, Inc.       Director, Clerk

                                   Standish Fund Distributors, L.P.        Registered Representative

Richard Charles Doll               Standish Equity Investments, Inc.       Director
  Director, Vice President, Clerk
                                   Standish Fund Distributors, L.P.        Registered Representative

James Edward Hollis, III           Standish Fund Distributors, L.P.        Chief Executive Officer,
  Director, Vice President                                                   Limited Partner

Arthur Holmes Parker, II           Standish Equity Investments, Inc.       Director
  Director, Vice President
                                   Standish Fund Distributors, L.P.        Registered Representative

Austin Cheney Smith                Standish Equity Investments, Inc.       Director
  Director, Vice President,
  Treasurer
                                   Standish Fund Distributors, L.P.        Registered Representative

Nicholas Smith Battelle            Standish Fund Distributors, L.P.        Registered Representative
  Director, Vice President

Howard Bruce Rubin                 Standish Equity Investments, Inc.       Director
  Director, Vice President
                                   Standish International Management       Executive Vice President, Director
                                     Company, L.P.

David Herdman Cameron              Standish International Management       Director
  Director, Vice President           Company, L.P.

Karen Kayser Chandor               Standish Fund Distributors, L.P.        Registered Representative
  Director, Vice President

Walter Mason Cabot                 Standish International Management       Director, Senior Advisor
  Vice President, Senior Advisor     Company, L.P.

Laurence Alan Manchester           Standish Fund Distributors, L.P.        Registered Representative
  Director, Vice President

Mark Anthony Flaherty              Standish International Management       Vice President
  Director, Vice President           Company, L.P.

Raymond Joseph Kubiak              Standish Fund Distributors, L.P.        Registered Representative
  Director, Vice President

David Charles Stuehr                                 --                                      --
  Director, Vice President

Thomas Peter Sorbo                 Standish Fund Distributors, L.P.        Registered Representative
  Director, Vice President

Andrew Lloyd Beja                  Standish Fund Distributors, L.P.        Registered Representative
  Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Katherine Schmarsow Bowes          Standish Fund Distributors, L.P.        Registered Representative
  Vice President, Associate
  Director

Remi Justin Browne                 Standish International Management       Vice President,
  Vice President                     Company, L.P.                           Chief Investment Officer

Lavinia Bosworth Chase             Standish Fund Distributors, L.P.        Registered Representative
  Vice President,
  Associate Director

Susan Beth Coan                    Standish Fund Distributors, L.P.        Registered Representative
  Vice President, Portfolio
  Manager

William Charles Cook, II           Standish International Management       Director
  Director, Vice President           Company, L.P.
                                   Standish Fund Distributors, L.P.        Registered Representative

Joseph Michael Corrado             Standish Fund Distributors, L.P.        Registered Representative
  Director, Vice President

Steven Louis Gold                  Standish Fund Distributors, L.P.        Registered Representative
  Associate Director, Vice
  President

Ann Stuart Higgins                 Standish Fund Distributors, L.P.        Registered Representative
  Vice President

David Christopher Leduc            Standish Fund Distributors, L.P.        Registered Representative
  Vice President

Phillip Daniel Leonardi            Standish Fund Distributors, L.P.        Registered Representative
  Vice President

Sheila Rose May                                      --                                      --
  Vice President, Bond Analyst

John Reed McNichols                Standish Fund Distributors, L.P.        Registered Representative
  Associate Director, Vice
  President

John William Murray, Jr.           Standish Fund Distributors, L.P.        Registered Representative
  Vice President,
  Portfolio Manager

Jennifer Alice Pline               Standish Fund Distributors, L.P.        Registered Representative
  Vice President, Portfolio
  Manager

Christine Hegenbart Psyhogeos      Standish Fund Distributors, L.P.        Registered Representative
  Vice President

Kathleen Grady Skelly                                --                                      --
  Vice President

Michael Wilson Thompson            Standish Fund Distributors, L.P.        Registered Representative
  Director, Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Richard Paul Vandale                                 --                                      --
  Vice President, Analyst

Edward Ross Walter                                   --                                      --
  Vice President

Dan LeVan                          Standish International Management       Vice President
  Assistant Vice President           Company, L.P.

Sean Fitzgibbon                                      --                                      --
  Assistant Vice President,
  Analyst

Barbara J. McKenna                 Standish Fund Distributors, L.P.        Registered Representative
  Vice President

David F. Belton                                      --                                      --
  Vice President

Robin L. Buhrer                    Standish Fund Distributors, L.P.        Registered Representative
  Vice President

Pierre Y. Chung                                      --                                      --
  Assistant Vice President

Christine Marie Quinlan            Standish Fund Distributors, L.P.        Registered Representative
  Portfolio Manager

Stephanie Kim Scherer                                --                                      --
  Vice President, Analyst

Jonathan F. Stone                  Standish Fund Distributors, L.P.        Registered Representative
  Vice President, Portfolio
  Manager

Christopher Ward Van Alstyne       Standish Fund Distributors, L.P.        Registered Representative
  Vice President, Marketing
  Representative

Nevin G. Markwart                  Standish Fund Distributors, L.P.        Registered Representative
  Vice President, Analyst

Anthony C. Criscuolo               Standish Fund Distributors, L.P.        Registered Representative
  Vice President, Portfolio
  Manager

Richard Ros Davis                                    --                                      --
  Associate Director, Vice
  President

Catherine Ann Powers                                 --                                      --
  Associate Director, Vice
  President

VAN KAMPEN MANAGEMENT, INC.

    The principal address of Van Kampen Management, Inc. is One Parkview Plaza, Oakbrook Terrace, IL 60181 is an investment adviser registered under the Advisers Act.


        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Richard F. Powers III              Van Kampen Advisors Inc.                Director, CEO, Chairman
  Director, CEO, Chairman
                                   Van Kampen Asset Management Inc.        Director, CEO, Chairman

                                   Van Kampen Investment Advisory Corp.    Director, CEO, Chairman

                                   Van Kampen System Inc.                  Director, President, CEO, Chairman

                                   Van Kampen Recordkeeping                Director, President, CEO, Chairman
                                     Services, Inc.

                                   Van Kampen Investor Services, Inc.      Director, CEO, Chairman

                                   American Capital Contractual            Director, CEO, Chairman
                                     Services, Inc.

                                   Van Kampen Investments, Inc.            Director, President, CEO, Chairman

                                   Van Kampen Exchange Corporation         Director, President, CEO, Chairman

                                   Van Kampen Insurance Agency of          Director, President, CEO
                                     Illinois Inc.

                                   River View International Inc.           President, CEO, Chairman

                                   Morgan Stanley Dean Witter & Co.        Executive Vice President, Director of
                                                                             Marketing

David Richard Kowalski             Van Kampen Recordkeeping Services Inc.  Vice President, CCO
  Vice President, CCO

                                   Van Kampen Insurance Agency of          Vice President, CCO
                                     Illinois, Inc.

                                   Van Kampen Asset Management Inc.        Vice President, CCO

                                   Van Kampen Advisors Inc.                Vice President, CCO

                                   Van Kampen Investor Services Inc.       Vice President, CCO

                                   Van Kampen Investments Inc.             Vice President, CCO

                                   Van Kampen Investment Advisory Corp.    Vice President, CCO

                                   Van Kampen Funds Inc.                   Vice President, CCO

                                   McCarthy, Crisanti & Maffei S.A.        CCO

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Dennis John McDonnell              Van Kampen Asset Management Inc.        President, COO, Director
  President, COO
                                   Van Kampen Advisors Inc.                President, COO, Director

                                   Van Kampen Investments Inc.             Director, Executive Vice President

                                   Van Kampen Investment Advisory Corp.    President, COO, Director

                                   Van Kampen Funds Inc.                   Agent

                                   MCM Group, Inc.                         Director

                                   McCarthy, Crisanti & Maffei, S.A.       Director

                                   MCM Asia Pacific Co., Ltd.              Director, Chairman

                                   Global Decisions Group LLC              Director

Michael Santo                      Van Kampen Advisors Inc.                Director, Executive Vice President,
  Director, Executive Vice                                                   CAO
  President, CAO
                                   Van Kampen Asset Management Inc.        Director, Executive Vice President,
                                                                             CAO

                                   Van Kampen Investment Advisory Corp.    Director, Executive Vice President,
                                                                             CAO

                                   American Capital Contractual            Director
                                     Services, Inc.

                                   Van Kampen Exchange Corporation Inc.    Director

                                   Van Kampen Funds Inc.                   Director, Executive Vice President,
                                                                             CAO

                                   Van Kampen Insurance Agency of          Director
                                     Illinois

                                   Van Kampen Investor Services Inc.       Director, Executive Vice President,
                                                                             CAO

                                   Van Kampen Recordkeeping Services Inc.  Director

                                   Van Kampen System Inc.                  Director

                                   Van Kampen Investments Inc.             Executive Vice President, CAO

William Robert Rybak               Van Kampen Recordkeeping Services Inc.  Director, Executive Vice President,
  Director, Executive Vice                                                   CFO
  President, CFO

                                   Van Kampen System Inc.                  Director, Executive Vice President,
                                                                             CFO

                                   Van Kampen Insurance Company of         Director, Executive Vice President,
                                     Illinois, Inc.                          CFO

                                   Van Kampen Advisors Inc.                Director, Executive Vice President,
                                                                             CFO

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
                                   Van Kampen Asset Management Inc.        Director, Executive Vice President,
                                                                             CFO

                                   Van Kampen Investor Services, Inc.      Executive Vice President, CFO

                                   American Capital Contractual            Director, Executive Vice President,
                                     Services, Inc.                          CFO

                                   Van Kampen Exchange Corp.               Director, Executive Vice President,
                                                                             CFO

                                   Van Kampen Trust Co.                    Executive vice President, CFO

                                   Van Kampen Investments Inc.             Director, Executive Vice President,
                                                                             CFO

                                   Alliance Banc Corp. Hinsdale            Chairman of the Board

                                   Van Kampen Investment Advisory Corp.    Director, Executive Vice President,
                                                                             CFO

                                   Van Kampen Funds Inc.                   Director, Executive Vice President,
                                                                             CFO

                                   River View International Inc.           Executive Vice President, CFO,
                                                                             Director

Edward Allen Treichel              Van Kampen Investment Advisory Corp.    Senior Vice President
  Senior Vice President
                                   Van Kampen Funds Inc.                   Agent

Peter Lydon Clerkin                Van Kampen Funds Inc.                   Agent
  Vice President

Dirck Dwayne Davis                 Van Kampen Funds Inc.                   Agent
  Vice President

Mark Joseph Giura                  Van Kampen Asset Management Inc.        Vice President
  Vice President
                                   Van Kampen Funds Inc.                   Agent

Thomas Gates Hauser                Van Kampen Funds Inc.                   Agent
  Assistant Vice President

Michael Paul Kamradt               Van Kampen Asset Management Inc.        First Vice President
  First Vice President
                                   Van Kampen Investment Advisory Corp.    First Vice President

                                   Van Kampen Funds Inc.                   Agent

John Martin McCareins              Van Kampen Investment Advisory Corp.    First Vice President
  First Vice President
                                   Van Kampen Funds Inc.                   Agent

Mary Claire McQuillan              Van Kampen Funds Inc.                   Agent
  Assistant Vice President

Pete Papageorgakis                 Van Kampen Investment Advisory Corp.    Analyst
  Assistant Vice President
                                   Van Kampen Funds Inc.                   Agent

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
James Walter Pittinger             Van Kampen Investment Advisory Corp.    Vice President
  Vice President
                                   Van Kampen Funds Inc.                   Agent

Jeffrey Michael Thomas             Van Kampen Investment Advisory Corp.    Vice President
  Vice President
                                   Van Kampen Funds Inc.                   Agent

Daniel Todd Vandevelde             Van Kampen Funds Inc                    Agent
  Assistant Vice President

Stephen Wlodarski Vice President   Van Kampen Advisors Inc.                Vice President
                                   Van Kampen Asset Management Inc.        Vice President

                                   Van Kampen Investment Advisory Corp.    Vice President

                                   Van Kampen Funds Inc.                   Agent

Don Graber Powell                  Van Kampen Recordkeeping Services Inc.  Director, Chairman
  Director, Chairman
                                   Van Kampen Insurance Company of         Director, Chairman
                                     Illinois, Inc.

                                   Van Kampen System Inc.                  Director, Chairman

                                   Van Kampen Investments Inc.             Director, Chairman

                                   Van Kampen Investment Advisory Corp.    Director, Chairman

                                   Van Kampen Funds Inc.                   Director, Chairman

                                   Van Kampen Investor Services Inc.       Director, Chairman

                                   Van Kampen Trust Co.                    Director, Chairman

                                   American Capital Contractual            Director, Chairman
                                     Services, Inc.

                                   Van Kampen Exchange Corp.               Director, Chairman

                                   Van Kampen Advisors Inc.                Director, Chairman

                                   Van Kampen Asset Management Inc.        Director, Chairman

A. Thomas Smith III                Van Kampen Advisors Inc.                Director, Executive Vice President,
  Director, Executive Vice                                                   General Counsel, Assistant Secretary
  President, General Counsel,
  Assistant Secretary
                                   Van Kampen Asset Management Inc.        Director, Executive Vice President,
                                                                             General Counsel, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
                                   American Capital Contractual            Director, Executive Vice President,
                                     Service, Inc.                           General Counsel, Assistant Secretary

                                   Van Kampen Exchange Corp.               Director, Executive Vice President,
                                                                             General Counsel, Assistant Secretary

                                   Van Kampen Insurance Agency of          Director, Executive Vice President,
                                     Illinois Inc.                           General Counsel, Assistant Secretary

                                   Van Kampen Investment Advisory Corp.    Director, Executive Vice President,
                                                                             General Counsel, Assistant Secretary

                                   Van Kampen Investments Inc.             Director, Executive Vice President,
                                                                             General Counsel, Assistant Secretary

                                   Van Kampen Investor Services Inc.       Director, Executive Vice President,
                                                                             General Counsel, Assistant Secretary

                                   Van Kampen Recordkeeping Services Inc.  Director, Executive Vice President,
                                                                             General Counsel, Assistant Secretary

                                   River View International Inc.           Director, Executive Vice President,
                                                                             General Counsel, Assistant Secretary

                                   Van Kampen System Inc.                  Director, Executive Vice President,
                                                                             General Counsel, Assistant Secretary

                                   Van Kampen Funds Inc.                   Director, Executive Vice President,
                                                                             General Counsel, Assistant Secretary


ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:


SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI Institutional International Trust                     August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
Boston 1784 Funds-Registered Trademark-                   June 1, 1993
The PBHG Funds, Inc.                                      July 16, 1993
Morgan Grenfell Investment Trust                          January 3, 1994
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
CrestFunds, Inc.                                          March 1, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Huntington Funds                                          January 11, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 30, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997
Alpha Select Funds                                        January 1, 1998
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
The Parkstone Group of Funds                              September 14, 1998
CNI Charter Funds                                         April 1, 1999
The Parkstone Advantage Fund                              May 1, 1999
Amerindo Funds, Inc.                                      July 13, 1999


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman & Chief Executive Officer                       --

Carmen V. Romeo                  Director                                                           --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Mark J. Held                     President & Chief Operating Officer                                --

Gilbert L. Beebower              Executive Vice President                                           --

Richard B. Lieb                  Director, Executive Vice President                                 --

Dennis J. McGonigle              Executive Vice President                                           --

Robert M. Silvestri              Chief Financial Officer & Treasurer                                --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Larry Hutchison                  Senior Vice President                                              --

Jack May                         Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President                                              --

Kevin P. Robins                  Senior Vice President & General Counsel                 Vice President and
                                                                                           Assistant Secretary

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Timothy D. Barto                 Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Gordon W. Carpenter              Vice President                                                     --

Todd Cipperman                   Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

S. Courtney E. Collier           Vice President & Assistant Secretary                               --

Robert Crudup                    Vice President & Managing Director                                 --

Richard A. Deak                  Vice President & Assistant Secretary                               --

Barbara Doyne                    Vice President                                                     --

Jeff Drennen                     Vice President                                                     --

James R. Foggo                   Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Vic Galef                        Vice President & Managing Director                                 --

Lydia A. Gavalis                 Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Greg Gettinger                   Vice President & Assistant Secretary                               --

Kathy Heilig                     Vice President                                          Vice President &
                                                                                           Assistant Secretary

Jeff Jacobs                      Vice President                                                     --

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

John Krzeminski                  Vice President & Managing Director                                 --

Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Mark Nagle                       Vice President                                          Controller and Chief
                                                                                           Financial Officer

Joanne Nelson                    Vice President                                                     --

Cynthia M. Parrish               Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Kim Rainey                       Vice President                                                     --

Rob Redican                      Vice President                                                     --

Maria Rinehart                   Vice President                                                     --

Edward T. Searle                 Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President                                                     --

Lynda J. Striegel                Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Lori L. White                    Vice President & Assistant Secretary                               --

Wayne M. Withrow                 Vice President & Managing Director                                 --


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

           First Union National Bank
           Broad and Chestnut Street
           P.O. Box 7618
           Philadelphia, PA 19101

        (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C)
    and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Investments Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Advisers:

           SEI Investments Management Corporation
           Oaks, PA 19456

           Weiss, Peck & Greer L.L.C.
           One New York Plaza
           New York, NY 10004

           Deutsche Asset Management Inc.
           885 Third Avenue, 32nd Floor
           New York, NY 19102


           Standish, Ayer & Wood, Inc.
           One Financial Center, Suite 26
           Boston, MA 02111

           Van Kampen American Capital Management, Inc.
           One Parkview Plaza
           Oakbrook Terrace, IL 60181

ITEM 29.  MANAGEMENT SERVICES:

    None

ITEM 30.  UNDERTAKINGS:

    None

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 45 to Registration Statement No. 2-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 24th day of December, 1999.



                                SEI TAX EXEMPT TRUST

                                By:            /s/ EDWARD D. LOUGHLIN
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER




     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.



              *
------------------------------  Trustee                      December 24, 1999
       William M. Doran

              *
------------------------------  Trustee                      December 24, 1999
       F. Wendell Gooch

              *
------------------------------  Trustee                      December 24, 1999
   George J. Sullivan, Jr.

              *
------------------------------  Trustee                      December 24, 1999
       James M. Storey

              *
------------------------------  Trustee                      December 24, 1999
       Robert A. Nesher

------------------------------  President & Chief            December 24, 1999
      Edward D. Loughlin          Executive Officer

      /s/ MARK E. NAGLE
------------------------------  Controller & Chief           December 24, 1999
        Mark E. Nagle             Financial Officer




*By:   /s/ EDWARD D. LOUGHLIN
      -------------------------
         Edward D. Loughlin,
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

     EXHIBIT
-----------------
EX-99.Ba1          Registrant's Declaration of Trust is incorporated herein by reference to Exhibit 1(a)
                     of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.
EX-99.Ba2          Amendment to the Registrant's Declaration of Trust, dated July 30, 1982, is incorporated herein by reference to Exhibit 1(b) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
EX-99.Ba3          Amendment to the Registrant's Declaration of Trust, dated May 23, 1986, is incorporated herein by reference to Exhibit 1(c) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
EX-99.Ba4          Amendment to the Registrant's Declaration of Trust, dated April 8, 1987, is incorporated herein by reference to Exhibit 1(d) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
EX-99.Ba5          Amendment to the Registrant's Declaration of Trust, dated December 23, 1988, is incorporated herein by reference to Exhibit 1(e) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
EX-99.Ba6          Amendment to the Registrant's Declaration of Trust, dated June 16, 1989, is incorporated herein by reference to Exhibit 1(f) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
EX-99.Ba7          Amendment to the Registrant's Declaration of Trust, dated July 5, 1989, is incorporated herein by reference to Exhibit 1(g) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
EX-99.Ba8          Amendment to the Registrant's Declaration of Trust, dated November 15, 1989, is incorporated herein by reference to Exhibit 1(h) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.

EX-99.Bb1          Registrant's By-Laws are incorporated herein by reference to Exhibit 2(a) of Post
                     Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.Bb2          Amended By-Laws are incorporated herein by reference to Exhibit 2(b) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.Bc           Not Applicable.

     EXHIBIT
-----------------
EX-99.Bd1          Investment Advisory Agreement with Weiss, Peck and Greer Advisers, Inc. is incorporated herein by reference to Exhibit 5(a) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.

EX-99.Bd2          Investment Advisory Agreement with Bessemer Trust Company is incorporated by reference to Exhibit 5(b) as filed with Post Effective Amendment No. 19 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the
                     Securities and Exchange Commission.

EX-99.Bd3          Investment Advisory Agreement with First National Bank in Wichita (now INTRUST Bank, NA in Wichita) is incorporated by reference to Exhibit 5(c) as filed with Post Effective
                     Amendment No. 29 to Registrant's Registration Statement on Form N-1A
                     (File No. 2-76990) filed with the Securities and Exchange Commission on December 28,
                     1990.

EX-99.Bd4          Investment Advisory Agreement with Woodbridge Capital Management, Inc. is incorporated by reference to Exhibit 5(d) as filed with Post Effective Amendment No. 35 to
                     Registrant's Registration on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.

EX-99.Bd5          Investment Advisory Agreement with State Street Bank and Trust Company is incorporated by reference to Exhibit 5(e) as filed with Post Effective Amendment No. 35 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.

EX-99.Bd6          Schedule E dated August 5, 1992 to Investment Advisory Agreement with Weiss, Peck &
                     Greer Advisers, Inc. is incorporated by reference to Exhibit 5(f) as filed with Post
                     Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992
                     (adding Bainbridge Tax Exempt Portfolio).

EX-99.Bd7          Schedule G, dated December 10, 1993, to Investment Advisory Agreement with Weiss,
                     Peck & Greer Advisers, Inc. (adding Intermediate-Term Municipal, California
                     Intermediate-Term Municipal, and New York Intermediate-Term Municipal Portfolios) is
                     incorporated herein by reference to Exhibit 5(g) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.

EX-99.Bd8          Schedule H, dated March 8, 1994, to Investment Advisory Agreement with Weiss, Peck &
                     Greer Advisers, Inc. (adding Institutional Tax Free, Pennsylvania Tax Free,
                     California Tax Exempt, Bainbridge and Tax Free Portfolios) is incorporated herein by reference to Exhibit 5(h) of Post Effective Amendment No. 41 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                     Exchange Commission on December 18, 1997.

     EXHIBIT
-----------------
EX-99.Bd9          Investment Advisory Agreement with Morgan Grenfell Capital Management, Inc., is incorporated herein by reference to Exhibit 5(i) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.

EX-99.Bd10         Investment Advisory Agreement with SEI Financial Management Corporation, is incorporated herein by reference to Exhibit 5(j) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.

EX-99.Bd11         Investment Sub-Advisory Agreement with Standish, Ayer & Wood, Inc, is incorporated herein by reference to Exhibit 5(k) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.

EX-99.Be           Distribution Agreement is incorporated herein by reference to Exhibit 6 of Post
                     Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.Bf           Not Applicable.

EX-99.Bg           Custodian Agreement is incorporated herein by reference to Exhibit 8 of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.Bh1          Management Agreement is incorporated herein by reference to Exhibit 9(a) of Post
                     Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.Bh2          Schedule E dated August 5, 1992 to Management Agreement is incorporated by reference to
                     Exhibit 9(b) as filed with Post Effective Amendment No. 32 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                     Exchange Commission on August 17, 1992 (adding Massachusetts Intermediate-Term
                     Municipal Portfolio).

EX-99.Bh3          Schedule F dated August 5, 1992 to Management Agreement is incorporated by reference to
                     Exhibit 9(c) as filed with Post Effective Amendment No. 32 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                     Exchange Commission on August 17, 1992 (adding Bainbridge Tax Exempt Portfolio).

EX-99.Bh4          Schedule G, dated October 29, 1993, to Management Agreement (adding Pennsylvania Tax
                     Free Portfolio) is incorporated herein by reference to Exhibit 9(d) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.Bh5          Schedule H, dated October 29, 1993, to Management Agreement (adding New York
                     Intermediate-Term Municipal Portfolio) is incorporated herein by reference to Exhibit
                     9(e) of Post Effective Amendment No. 41 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.

     EXHIBIT
-----------------
EX-99.Bh6          Schedule I, dated October 29, 1993, to Management Agreement (adding California
                     Intermediate-Term Municipal Portfolio) is incorporated herein by reference to Exhibit
                     9(f) of Post Effective Amendment No. 41 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.

EX-99.Bh7          Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI Fund Resources, is incorporated herein by reference to Exhibit 9(g) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.

EX-99.Bi           Opinion and Consent of Counsel is filed herewith.

EX-99.Bj           Consent of Independent Public Accountants is filed herewith.

EX-99.Bk           Not Applicable.

EX-99.Bl           Not Applicable.

EX-99.Bm1          Distribution Plan is incorporated herein by reference to Exhibit 15(a) of Post
                     Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.Bm2          Distribution Plan for Kansas Tax Free Income Portfolio Class B is incorporated by reference to Exhibit 15(b) of as filed with Post Effective Amendment No. 28 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on October 9, 1990.

EX-99.Bm3          Distribution Plan for Class D shares (formerly ProVantage Funds), is incorporated herein by reference to Exhibit 15(c) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.

EX-99.Bm4          Distribution Plan for Class C shares of California Tax Exempt Portfolio and
                     Institutional Tax Free Portfolio is incorporated herein by reference to Exhibit 15(d)
                     of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on
                     December 18, 1997.

EX-99.Bm5          Amended and Restated Class D Distribution Plan is incorporated herein by reference to
                     Exhibit 15(e) of Post-Effective Amendment No. 40 to Registrant's Registration
                     Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 23, 1996.

EX-99.Bm6          Class G Distribution Plan is incorporated herein by reference to Exhibit 15(f) of
                     Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A
                     (File No. 2-76990) filed with the Securities and Exchange Commission on December 23,
                     1996.

EX-99.Bn           Not Applicable.

EX-99.Bo1          Rule 18f-3 Plan is incorporated herein by reference to Exhibit 18(a) of Post Effective
                     Amendment No. 38 to Registrant's Registration Statement on Form N-1A
                     (File No. 2-76990) filed with the Securities and Exchange Commission on October 30,
                     1995.

     EXHIBIT
-----------------
EX-99.Bo2          Amendment No. 1 to Rule 18f-3 Plan relating to Class A, B, C, D and G shares is incorporated herein by reference to Exhibit 18(b) of Post-Effective Amendment No. 40
                     to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 23, 1996.

EX-99.Bp           To be filed by later amendment.

EX-99.Bq           Powers of Attorney for Robert A. Nesher, Mark E. Nagle, William M. Doran, F. Wendell
                     Gooch, James M. Storey, Edward D. Loughlin and George J. Sullivan, Jr., are filed herewith.